UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N‑CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811‑03651
Touchstone Strategic Trust - June Funds
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
Registrant’s telephone number, including area code: 800‑638‑8194
Date of fiscal year end: June 30
Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

Touchstone Balanced Fund CLASS A - SEBLX

Touchstone Balanced Fund CLASS C - SBACX

Touchstone Balanced Fund CLASS Y - SIBLX

Touchstone Balanced Fund CLASS R6 - TBARX

Touchstone Core Municipal Bond Fund CLASS A - TOHAX

Touchstone Core Municipal Bond Fund CLASS C - TOHCX

Touchstone Core Municipal Bond Fund CLASS Y - TOHYX

Touchstone Core Municipal Bond Fund INSTITUTIONAL CLASS - TOHIX

Touchstone International Value Fund CLASS A - SWRLX

Touchstone International Value Fund CLASS C - SWFCX

Touchstone International Value Fund CLASS Y - SIIEX

Touchstone International Value Fund INSTITUTIONAL CLASS - TOIIX

Touchstone Large Cap Focused Fund CLASS A - SENCX

Touchstone Large Cap Focused Fund CLASS C - SCSCX

Touchstone Large Cap Focused Fund CLASS Y - SICWX

Touchstone Large Cap Focused Fund INSTITUTIONAL CLASS - SCRLX

Touchstone Large Cap Focused Fund CLASS R6 - TSRLX

Touchstone Large Cap Fund CLASS A - TACLX

Touchstone Large Cap Fund CLASS C - TFCCX

Touchstone Large Cap Fund CLASS Y - TLCYX

Touchstone Large Cap Fund INSTITUTIONAL CLASS - TLCIX

Touchstone Large Company Growth Fund CLASS A - TSAGX

Touchstone Large Company Growth Fund CLASS C - TCGLX

Touchstone Large Company Growth Fund CLASS Y - TLGYX

Touchstone Large Company Growth Fund INSTITUTIONAL CLASS - DSMLX

Touchstone Small Company Fund CLASS A - SAGWX

Touchstone Small Company Fund CLASS C - SSCOX

Touchstone Small Company Fund CLASS Y - SIGWX

Touchstone Small Company Fund INSTITUTIONAL CLASS - TICSX

Touchstone Small Company Fund CLASS R6 - SSRRX

Touchstone Value Fund CLASS A - TVLAX

Touchstone Value Fund CLASS C - TVLCX

Touchstone Value Fund CLASS Y - TVLYX

Touchstone Value Fund INSTITUTIONAL CLASS - TVLIX

Touchstone Value Fund CLASS R6 - TVLRX

Touchstone Balanced Fund CLASS A | SEBLX SEMI‑ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Balanced Fund (“Fund”) for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class A	$51	0.98%
Key Fund Statistics

Fund net assets	$1,003,877,925

Total number of portfolio holdings	528

Portfolio turnover rate	38%
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Common Stocks	64.2%

Corporate Bonds	13.9%

U.S. Treasury Obligations	9.4%

U.S. Government Mortgage-Backed Obligations	3.8%

Non‑Agency Collateralized Mortgage Obligations	2.8%

Agency Collateralized Mortgage Obligations	1.4%

Asset-Backed Securities	1.4%

Commercial Mortgage-Backed Securities	1.3%

Sovereign Government Obligations	0.2%

Short-Term Investment Funds	2.1%

Other Assets/Liabilities (Net)	(0.5)%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

AAA/Aaa	39.3%

AA/Aa	18.8%

A/A	14.9%

BBB/Baa	19.6%

BB/Ba	2.2%

B/B	1.0%

Not Rated	4.2%

Total	100.0%

* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF-TST-SR-SEBLX-2512	| 1

Touchstone Balanced Fund CLASS C | SBACX SEMI‑ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Balanced Fund (“Fund”) for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class C	$92	1.76%
Key Fund Statistics

Fund net assets	$1,003,877,925

Total number of portfolio holdings	528

Portfolio turnover rate	38%
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Common Stocks	64.2%

Corporate Bonds	13.9%

U.S. Treasury Obligations	9.4%

U.S. Government Mortgage-Backed Obligations	3.8%

Non‑Agency Collateralized Mortgage Obligations	2.8%

Agency Collateralized Mortgage Obligations	1.4%

Asset-Backed Securities	1.4%

Commercial Mortgage-Backed Securities	1.3%

Sovereign Government Obligations	0.2%

Short-Term Investment Funds	2.1%

Other Assets/Liabilities (Net)	(0.5)%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

AAA/Aaa	39.3%

AA/Aa	18.8%

A/A	14.9%

BBB/Baa	19.6%

BB/Ba	2.2%

B/B	1.0%

Not Rated	4.2%

Total	100.0%

* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF-TST-SR-SBACX-2512	| 1

Touchstone Balanced Fund CLASS Y | SIBLX SEMI‑ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Balanced Fund (“Fund”) for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class Y	$40	0.76%
Key Fund Statistics

Fund net assets	$1,003,877,925

Total number of portfolio holdings	528

Portfolio turnover rate	38%
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Common Stocks	64.2%

Corporate Bonds	13.9%

U.S. Treasury Obligations	9.4%

U.S. Government Mortgage-Backed Obligations	3.8%

Non‑Agency Collateralized Mortgage Obligations	2.8%

Agency Collateralized Mortgage Obligations	1.4%

Asset-Backed Securities	1.4%

Commercial Mortgage-Backed Securities	1.3%

Sovereign Government Obligations	0.2%

Short-Term Investment Funds	2.1%

Other Assets/Liabilities (Net)	(0.5)%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

AAA/Aaa	39.3%

AA/Aa	18.8%

A/A	14.9%

BBB/Baa	19.6%

BB/Ba	2.2%

B/B	1.0%

Not Rated	4.2%

Total	100.0%

* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF-TST-SR-SIBLX-2512	| 1

Touchstone Balanced Fund CLASS R6 | TBARX SEMI‑ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Balanced Fund (“Fund”) for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class R6	$33	0.63%
Key Fund Statistics

Fund net assets	$1,003,877,925

Total number of portfolio holdings	528

Portfolio turnover rate	38%
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Common Stocks	64.2%

Corporate Bonds	13.9%

U.S. Treasury Obligations	9.4%

U.S. Government Mortgage-Backed Obligations	3.8%

Non‑Agency Collateralized Mortgage Obligations	2.8%

Agency Collateralized Mortgage Obligations	1.4%

Asset-Backed Securities	1.4%

Commercial Mortgage-Backed Securities	1.3%

Sovereign Government Obligations	0.2%

Short-Term Investment Funds	2.1%

Other Assets/Liabilities (Net)	(0.5)%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

AAA/Aaa	39.3%

AA/Aa	18.8%

A/A	14.9%

BBB/Baa	19.6%

BB/Ba	2.2%

B/B	1.0%

Not Rated	4.2%

Total	100.0%

* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF-TST-SR-TBARX-2512	| 1

Touchstone Core Municipal Bond Fund CLASS A | TOHAX SEMI‑ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Core Municipal Bond Fund (“Fund”) for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class A	$41	0.80%
Key Fund Statistics

Fund net assets	$42,584,517

Total number of portfolio holdings	82

Portfolio turnover rate	20%
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Fixed Rate Revenue Bonds	69.5%

General Obligation Bonds	27.6%

Short-Term Investment Fund	1.8%

Other Assets/Liabilities (Net)	1.1%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

AAA/Aaa	7.5%

AA/Aa	44.7%

A/A	35.1%

BBB/Baa	9.3%

BB/Ba	2.1%

Not Rated	1.3%

Total	100.0%

* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF-TST-SR-TOHAX-2512	| 1

Touchstone Core Municipal Bond Fund CLASS C | TOHCX SEMI‑ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Core Municipal Bond Fund (“Fund”) for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class C	$77	1.50%
Key Fund Statistics

Fund net assets	$42,584,517

Total number of portfolio holdings	82

Portfolio turnover rate	20%
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Fixed Rate Revenue Bonds	69.5%

General Obligation Bonds	27.6%

Short-Term Investment Fund	1.8%

Other Assets/Liabilities (Net)	1.1%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

AAA/Aaa	7.5%

AA/Aa	44.7%

A/A	35.1%

BBB/Baa	9.3%

BB/Ba	2.1%

Not Rated	1.3%

Total	100.0%

* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF-TST-SR-TOHCX-2512	| 1

Touchstone Core Municipal Bond Fund CLASS Y | TOHYX SEMI‑ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Core Municipal Bond Fund (“Fund”) for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class Y	$28	0.55%
Key Fund Statistics

Fund net assets	$42,584,517

Total number of portfolio holdings	82

Portfolio turnover rate	20%
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Fixed Rate Revenue Bonds	69.5%

General Obligation Bonds	27.6%

Short-Term Investment Fund	1.8%

Other Assets/Liabilities (Net)	1.1%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

AAA/Aaa	7.5%

AA/Aa	44.7%

A/A	35.1%

BBB/Baa	9.3%

BB/Ba	2.1%

Not Rated	1.3%

Total	100.0%

* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF-TST-SR-TOHYX-2512	| 1

Touchstone Core Municipal Bond Fund INSTITUTIONAL CLASS | TOHIX SEMI‑ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Core Municipal Bond Fund (“Fund”) for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Institutional Class	$25	0.48%
Key Fund Statistics

Fund net assets	$42,584,517

Total number of portfolio holdings	82

Portfolio turnover rate	20%
Graphical Representation of Holdings

ASSET CATEGORY (% OF NET ASSETS)

Fixed Rate Revenue Bonds	69.5%

General Obligation Bonds	27.6%

Short-Term Investment Fund	1.8%

Other Assets/Liabilities (Net)	1.1%

Total	100.0%

CREDIT QUALITY* (% OF FIXED INCOME SECURITIES)

AAA/Aaa	7.5%

AA/Aa	44.7%

A/A	35.1%

BBB/Baa	9.3%

BB/Ba	2.1%

Not Rated	1.3%

Total	100.0%

* Credit quality ratings are from S&P Global Ratings (“S&P”) and Moody’s Investor Service (“Moody’s”). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF-TST-SR-TOHIX-2512	| 1

Touchstone International Value Fund CLASS A | SWRLX SEMI‑ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This semi-annual shareholder report contains important information about the Touchstone International Value Fund (“Fund”) for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class A	$70	1.26%
Key Fund Statistics

Fund net assets	$146,871,646

Total number of portfolio holdings	84

Portfolio turnover rate	18%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Financials	27.5%

Industrials	13.0%

Information Technology	12.4%

Consumer Discretionary	10.2%

Health Care	9.7%

Materials	8.8%

Energy	6.3%

Consumer Staples	4.7%

Communication Services	2.1%

Utilities	2.0%

Real Estate	1.1%

Short-Term Investment Funds	0.3%

Other Assets/Liabilities (Net)	1.9%

Total	100.0%

GEOGRAPHICAL ALLOCATION (% OF NET ASSETS)

Common Stocks

Japan	15.5%

Canada	8.8%

South Korea	7.1%

United Kingdom	7.1%

France	6.4%

China	6.2%

Germany	5.0%

India	4.1%

Taiwan	4.1%

Netherlands	3.9%

Australia	3.7%

Italy	3.6%

Other Countries	22.3%

Short-Term Investment Funds	0.3%

Other Assets/Liabilities (Net)	1.9%

Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF-TST-SR-SWRLX-2512	| 1

Touchstone International Value Fund CLASS C | SWFCX SEMI‑ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This semi-annual shareholder report contains important information about the Touchstone International Value Fund (“Fund”) for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class C	$102	1.85%
Key Fund Statistics

Fund net assets	$146,871,646

Total number of portfolio holdings	84

Portfolio turnover rate	18%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Financials	27.5%

Industrials	13.0%

Information Technology	12.4%

Consumer Discretionary	10.2%

Health Care	9.7%

Materials	8.8%

Energy	6.3%

Consumer Staples	4.7%

Communication Services	2.1%

Utilities	2.0%

Real Estate	1.1%

Short-Term Investment Funds	0.3%

Other Assets/Liabilities (Net)	1.9%

Total	100.0%

GEOGRAPHICAL ALLOCATION (% OF NET ASSETS)

Common Stocks

Japan	15.5%

Canada	8.8%

South Korea	7.1%

United Kingdom	7.1%

France	6.4%

China	6.2%

Germany	5.0%

India	4.1%

Taiwan	4.1%

Netherlands	3.9%

Australia	3.7%

Italy	3.6%

Other Countries	22.3%

Short-Term Investment Funds	0.3%

Other Assets/Liabilities (Net)	1.9%

Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF-TST-SR-SWFCX-2512	| 1

Touchstone International Value Fund CLASS Y | SIIEX SEMI‑ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This semi-annual shareholder report contains important information about the Touchstone International Value Fund (“Fund”) for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class Y	$49	0.89%
Key Fund Statistics

Fund net assets	$146,871,646

Total number of portfolio holdings	84

Portfolio turnover rate	18%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Financials	27.5%

Industrials	13.0%

Information Technology	12.4%

Consumer Discretionary	10.2%

Health Care	9.7%

Materials	8.8%

Energy	6.3%

Consumer Staples	4.7%

Communication Services	2.1%

Utilities	2.0%

Real Estate	1.1%

Short-Term Investment Funds	0.3%

Other Assets/Liabilities (Net)	1.9%

Total	100.0%

GEOGRAPHICAL ALLOCATION (% OF NET ASSETS)

Common Stocks

Japan	15.5%

Canada	8.8%

South Korea	7.1%

United Kingdom	7.1%

France	6.4%

China	6.2%

Germany	5.0%

India	4.1%

Taiwan	4.1%

Netherlands	3.9%

Australia	3.7%

Italy	3.6%

Other Countries	22.3%

Short-Term Investment Funds	0.3%

Other Assets/Liabilities (Net)	1.9%

Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF-TST-SR-SIIEX-2512	| 1

Touchstone International Value Fund INSTITUTIONAL CLASS | TOIIX SEMI‑ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This semi-annual shareholder report contains important information about the Touchstone International Value Fund (“Fund”) for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Institutional Class	$43	0.77%
Key Fund Statistics

Fund net assets	$146,871,646

Total number of portfolio holdings	84

Portfolio turnover rate	18%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Financials	27.5%

Industrials	13.0%

Information Technology	12.4%

Consumer Discretionary	10.2%

Health Care	9.7%

Materials	8.8%

Energy	6.3%

Consumer Staples	4.7%

Communication Services	2.1%

Utilities	2.0%

Real Estate	1.1%

Short-Term Investment Funds	0.3%

Other Assets/Liabilities (Net)	1.9%

Total	100.0%

GEOGRAPHICAL ALLOCATION (% OF NET ASSETS)

Common Stocks

Japan	15.5%

Canada	8.8%

South Korea	7.1%

United Kingdom	7.1%

France	6.4%

China	6.2%

Germany	5.0%

India	4.1%

Taiwan	4.1%

Netherlands	3.9%

Australia	3.7%

Italy	3.6%

Other Countries	22.3%

Short-Term Investment Funds	0.3%

Other Assets/Liabilities (Net)	1.9%

Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF-TST-SR-TOIIX-2512	| 1

Touchstone Large Cap Focused Fund CLASS A | SENCX SEMI‑ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Large Cap Focused Fund (“Fund”) for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class A	$51	0.97%
Key Fund Statistics

Fund net assets	$3,638,553,166

Total number of portfolio holdings	45

Portfolio turnover rate	3%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	33.8%

Communication Services	17.9%

Financials	14.3%

Health Care	10.1%

Consumer Discretionary	9.0%

Industrials	6.8%

Consumer Staples	3.9%

Energy	2.0%

Real Estate	1.7%

Materials	0.7%

Short-Term Investment Fund	0.8%

Other Assets/Liabilities (Net)	(1.0)%

Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF-TST-SR-SENCX-2512	| 1

Touchstone Large Cap Focused Fund CLASS C | SCSCX SEMI‑ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Large Cap Focused Fund (“Fund”) for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class C	$95	1.80%
Key Fund Statistics

Fund net assets	$3,638,553,166

Total number of portfolio holdings	45

Portfolio turnover rate	3%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	33.8%

Communication Services	17.9%

Financials	14.3%

Health Care	10.1%

Consumer Discretionary	9.0%

Industrials	6.8%

Consumer Staples	3.9%

Energy	2.0%

Real Estate	1.7%

Materials	0.7%

Short-Term Investment Fund	0.8%

Other Assets/Liabilities (Net)	(1.0)%

Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF-TST-SR-SCSCX-2512	| 1

Touchstone Large Cap Focused Fund CLASS Y | SICWX SEMI‑ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Large Cap Focused Fund (“Fund”) for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class Y	$39	0.73%
Key Fund Statistics

Fund net assets	$3,638,553,166

Total number of portfolio holdings	45

Portfolio turnover rate	3%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	33.8%

Communication Services	17.9%

Financials	14.3%

Health Care	10.1%

Consumer Discretionary	9.0%

Industrials	6.8%

Consumer Staples	3.9%

Energy	2.0%

Real Estate	1.7%

Materials	0.7%

Short-Term Investment Fund	0.8%

Other Assets/Liabilities (Net)	(1.0)%

Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF-TST-SR-SICWX-2512	| 1

Touchstone Large Cap Focused Fund INSTITUTIONAL CLASS | SCRLX SEMI‑ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Large Cap Focused Fund (“Fund”) for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Institutional Class	$37	0.70%
Key Fund Statistics

Fund net assets	$3,638,553,166

Total number of portfolio holdings	45

Portfolio turnover rate	3%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	33.8%

Communication Services	17.9%

Financials	14.3%

Health Care	10.1%

Consumer Discretionary	9.0%

Industrials	6.8%

Consumer Staples	3.9%

Energy	2.0%

Real Estate	1.7%

Materials	0.7%

Short-Term Investment Fund	0.8%

Other Assets/Liabilities (Net)	(1.0)%

Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF-TST-SR-SCRLX-2512	| 1

Touchstone Large Cap Focused Fund CLASS R6 | TSRLX SEMI‑ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Large Cap Focused Fund (“Fund”) for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class R6	$35	0.66%
Key Fund Statistics

Fund net assets	$3,638,553,166

Total number of portfolio holdings	45

Portfolio turnover rate	3%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	33.8%

Communication Services	17.9%

Financials	14.3%

Health Care	10.1%

Consumer Discretionary	9.0%

Industrials	6.8%

Consumer Staples	3.9%

Energy	2.0%

Real Estate	1.7%

Materials	0.7%

Short-Term Investment Fund	0.8%

Other Assets/Liabilities (Net)	(1.0)%

Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF-TST-SR-TSRLX-2512	| 1

Touchstone Large Cap Fund CLASS A | TACLX SEMI‑ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Large Cap Fund (“Fund”) for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class A	$54	1.04%
Key Fund Statistics

Fund net assets	$304,333,224

Total number of portfolio holdings	28

Portfolio turnover rate	5%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Financials	30.5%

Information Technology	15.7%

Industrials	14.6%

Materials	10.4%

Communication Services	9.8%

Consumer Staples	6.9%

Consumer Discretionary	6.2%

Health Care	2.4%

Energy	2.3%

Short-Term Investment Fund	1.2%

Other Assets/Liabilities (Net)	(0.0)%

Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF-TST-SR-TACLX-2512	| 1

Touchstone Large Cap Fund CLASS C | TFCCX SEMI‑ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Large Cap Fund (“Fund”) for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class C	$92	1.78%
Key Fund Statistics

Fund net assets	$304,333,224

Total number of portfolio holdings	28

Portfolio turnover rate	5%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Financials	30.5%

Information Technology	15.7%

Industrials	14.6%

Materials	10.4%

Communication Services	9.8%

Consumer Staples	6.9%

Consumer Discretionary	6.2%

Health Care	2.4%

Energy	2.3%

Short-Term Investment Fund	1.2%

Other Assets/Liabilities (Net)	(0.0)%

Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF-TST-SR-TFCCX-2512	| 1

Touchstone Large Cap Fund CLASS Y | TLCYX SEMI‑ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Large Cap Fund (“Fund”) for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class Y	$41	0.79%
Key Fund Statistics

Fund net assets	$304,333,224

Total number of portfolio holdings	28

Portfolio turnover rate	5%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Financials	30.5%

Information Technology	15.7%

Industrials	14.6%

Materials	10.4%

Communication Services	9.8%

Consumer Staples	6.9%

Consumer Discretionary	6.2%

Health Care	2.4%

Energy	2.3%

Short-Term Investment Fund	1.2%

Other Assets/Liabilities (Net)	(0.0)%

Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF-TST-SR-TLCYX-2512	| 1

Touchstone Large Cap Fund INSTITUTIONAL CLASS | TLCIX SEMI‑ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Large Cap Fund (“Fund”) for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Institutional Class	$36	0.69%
Key Fund Statistics

Fund net assets	$304,333,224

Total number of portfolio holdings	28

Portfolio turnover rate	5%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Financials	30.5%

Information Technology	15.7%

Industrials	14.6%

Materials	10.4%

Communication Services	9.8%

Consumer Staples	6.9%

Consumer Discretionary	6.2%

Health Care	2.4%

Energy	2.3%

Short-Term Investment Fund	1.2%

Other Assets/Liabilities (Net)	(0.0)%

Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF-TST-SR-TLCIX-2512	| 1

Touchstone Large Company Growth Fund CLASS A | TSAGX SEMI‑ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Large Company Growth Fund (“Fund”) for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class A	$54	1.06%
Key Fund Statistics

Fund net assets	$163,007,299

Total number of portfolio holdings	26

Portfolio turnover rate	20%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	47.8%

Communication Services	18.5%

Industrials	14.2%

Consumer Discretionary	9.8%

Financials	5.0%

Health Care	4.5%

Short-Term Investment Fund	0.3%

Other Assets/Liabilities (Net)	(0.1)%

Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF-TST-SR-TSAGX-2512	| 1

Touchstone Large Company Growth Fund CLASS C | TCGLX SEMI‑ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Large Company Growth Fund (“Fund”) for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class C	$92	1.81%
Key Fund Statistics

Fund net assets	$163,007,299

Total number of portfolio holdings	26

Portfolio turnover rate	20%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	47.8%

Communication Services	18.5%

Industrials	14.2%

Consumer Discretionary	9.8%

Financials	5.0%

Health Care	4.5%

Short-Term Investment Fund	0.3%

Other Assets/Liabilities (Net)	(0.1)%

Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF-TST-SR-TCGLX-2512	| 1

Touchstone Large Company Growth Fund CLASS Y | TLGYX SEMI‑ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Large Company Growth Fund (“Fund”) for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class Y	$41	0.81%
Key Fund Statistics

Fund net assets	$163,007,299

Total number of portfolio holdings	26

Portfolio turnover rate	20%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	47.8%

Communication Services	18.5%

Industrials	14.2%

Consumer Discretionary	9.8%

Financials	5.0%

Health Care	4.5%

Short-Term Investment Fund	0.3%

Other Assets/Liabilities (Net)	(0.1)%

Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF-TST-SR-TLGYX-2512	| 1

Touchstone Large Company Growth Fund INSTITUTIONAL CLASS | DSMLX SEMI‑ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Large Company Growth Fund (“Fund”) for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Institutional Class	$36	0.71%
Key Fund Statistics

Fund net assets	$163,007,299

Total number of portfolio holdings	26

Portfolio turnover rate	20%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Information Technology	47.8%

Communication Services	18.5%

Industrials	14.2%

Consumer Discretionary	9.8%

Financials	5.0%

Health Care	4.5%

Short-Term Investment Fund	0.3%

Other Assets/Liabilities (Net)	(0.1)%

Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF-TST-SR-DSMLX-2512	| 1

Touchstone Small Company Fund CLASS A | SAGWX SEMI‑ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Small Company Fund (“Fund”) for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class A	$59	1.11%
Key Fund Statistics

Fund net assets	$1,448,821,950

Total number of portfolio holdings	76

Portfolio turnover rate	31%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Health Care	20.9%

Information Technology	20.4%

Industrials	17.2%

Consumer Discretionary	14.3%

Financials	9.4%

Energy	6.1%

Real Estate	6.0%

Communication Services	3.0%

Materials	2.0%

Short-Term Investment Funds	0.8%

Other Assets/Liabilities (Net)	(0.1)%

Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF-TST-SR-SAGWX-2512	| 1

Touchstone Small Company Fund CLASS C | SSCOX SEMI‑ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Small Company Fund (“Fund”) for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class C	$103	1.95%
Key Fund Statistics

Fund net assets	$1,448,821,950

Total number of portfolio holdings	76

Portfolio turnover rate	31%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Health Care	20.9%

Information Technology	20.4%

Industrials	17.2%

Consumer Discretionary	14.3%

Financials	9.4%

Energy	6.1%

Real Estate	6.0%

Communication Services	3.0%

Materials	2.0%

Short-Term Investment Funds	0.8%

Other Assets/Liabilities (Net)	(0.1)%

Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF-TST-SR-SSCOX-2512	| 1

Touchstone Small Company Fund CLASS Y | SIGWX SEMI‑ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Small Company Fund (“Fund”) for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class Y	$47	0.89%
Key Fund Statistics

Fund net assets	$1,448,821,950

Total number of portfolio holdings	76

Portfolio turnover rate	31%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Health Care	20.9%

Information Technology	20.4%

Industrials	17.2%

Consumer Discretionary	14.3%

Financials	9.4%

Energy	6.1%

Real Estate	6.0%

Communication Services	3.0%

Materials	2.0%

Short-Term Investment Funds	0.8%

Other Assets/Liabilities (Net)	(0.1)%

Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF-TST-SR-SIGWX-2512	| 1

Touchstone Small Company Fund INSTITUTIONAL CLASS | TICSX SEMI‑ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Small Company Fund (“Fund”) for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Institutional Class	$42	0.79%
Key Fund Statistics

Fund net assets	$1,448,821,950

Total number of portfolio holdings	76

Portfolio turnover rate	31%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Health Care	20.9%

Information Technology	20.4%

Industrials	17.2%

Consumer Discretionary	14.3%

Financials	9.4%

Energy	6.1%

Real Estate	6.0%

Communication Services	3.0%

Materials	2.0%

Short-Term Investment Funds	0.8%

Other Assets/Liabilities (Net)	(0.1)%

Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF-TST-SR-TICSX-2512	| 1

Touchstone Small Company Fund CLASS R6 | SSRRX SEMI‑ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Small Company Fund (“Fund”) for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class R6	$42	0.79%
Key Fund Statistics

Fund net assets	$1,448,821,950

Total number of portfolio holdings	76

Portfolio turnover rate	31%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Health Care	20.9%

Information Technology	20.4%

Industrials	17.2%

Consumer Discretionary	14.3%

Financials	9.4%

Energy	6.1%

Real Estate	6.0%

Communication Services	3.0%

Materials	2.0%

Short-Term Investment Funds	0.8%

Other Assets/Liabilities (Net)	(0.1)%

Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF-TST-SR-SSRRX-2512	| 1

Touchstone Value Fund CLASS A | TVLAX SEMI‑ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Value Fund (“Fund”) for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class A	$57	1.08%
Key Fund Statistics

Fund net assets	$588,287,164

Total number of portfolio holdings	51

Portfolio turnover rate	21%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Financials	23.4%

Health Care	11.9%

Information Technology	11.7%

Consumer Discretionary	10.3%

Utilities	8.3%

Industrials	7.4%

Energy	6.9%

Materials	5.5%

Real Estate	4.6%

Consumer Staples	4.1%

Communication Services	3.3%

Short-Term Investment Fund	2.2%

Other Assets/Liabilities (Net)	0.4%

Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF-TST-SR-TVLAX-2512	| 1

Touchstone Value Fund CLASS C | TVLCX SEMI‑ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Value Fund (“Fund”) for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class C	$93	1.77%
Key Fund Statistics

Fund net assets	$588,287,164

Total number of portfolio holdings	51

Portfolio turnover rate	21%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Financials	23.4%

Health Care	11.9%

Information Technology	11.7%

Consumer Discretionary	10.3%

Utilities	8.3%

Industrials	7.4%

Energy	6.9%

Materials	5.5%

Real Estate	4.6%

Consumer Staples	4.1%

Communication Services	3.3%

Short-Term Investment Fund	2.2%

Other Assets/Liabilities (Net)	0.4%

Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF-TST-SR-TVLCX-2512	| 1

Touchstone Value Fund CLASS Y | TVLYX SEMI‑ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Value Fund (“Fund”) for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class Y	$44	0.83%
Key Fund Statistics

Fund net assets	$588,287,164

Total number of portfolio holdings	51

Portfolio turnover rate	21%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Financials	23.4%

Health Care	11.9%

Information Technology	11.7%

Consumer Discretionary	10.3%

Utilities	8.3%

Industrials	7.4%

Energy	6.9%

Materials	5.5%

Real Estate	4.6%

Consumer Staples	4.1%

Communication Services	3.3%

Short-Term Investment Fund	2.2%

Other Assets/Liabilities (Net)	0.4%

Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF-TST-SR-TVLYX-2512	| 1

Touchstone Value Fund INSTITUTIONAL CLASS | TVLIX SEMI‑ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Value Fund (“Fund”) for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Institutional Class	$36	0.68%
Key Fund Statistics

Fund net assets	$588,287,164

Total number of portfolio holdings	51

Portfolio turnover rate	21%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Financials	23.4%

Health Care	11.9%

Information Technology	11.7%

Consumer Discretionary	10.3%

Utilities	8.3%

Industrials	7.4%

Energy	6.9%

Materials	5.5%

Real Estate	4.6%

Consumer Staples	4.1%

Communication Services	3.3%

Short-Term Investment Fund	2.2%

Other Assets/Liabilities (Net)	0.4%

Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF-TST-SR-TVLIX-2512	| 1

Touchstone Value Fund CLASS R6 | TVLRX SEMI‑ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2025
This semi-annual shareholder report contains important information about the Touchstone Value Fund (“Fund”) for the period July 1, 2025 to December 31, 2025. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class R6	$33	0.63%
Key Fund Statistics

Fund net assets	$588,287,164

Total number of portfolio holdings	51

Portfolio turnover rate	21%
Graphical Representation of Holdings

SECTOR ALLOCATION (% OF NET ASSETS)

Financials	23.4%

Health Care	11.9%

Information Technology	11.7%

Consumer Discretionary	10.3%

Utilities	8.3%

Industrials	7.4%

Energy	6.9%

Materials	5.5%

Real Estate	4.6%

Consumer Staples	4.1%

Communication Services	3.3%

Short-Term Investment Fund	2.2%

Other Assets/Liabilities (Net)	0.4%

Total	100.0%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.

TSF-TST-SR-TVLRX-2512	| 1

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The financial statements including the financial highlights are attached herewith.

December 31, 2025 (Unaudited)
Semi-Annual
Financial Statements
Touchstone Strategic Trust
Touchstone Balanced Fund
Touchstone Core Municipal Bond Fund
Touchstone International Value Fund
Touchstone Large Cap Focused Fund
Touchstone Large Cap Fund
Touchstone Large Company Growth Fund
Touchstone Small Company Fund
Touchstone Value Fund

Page
Portfolios of Investments:
Touchstone Balanced Fund	3-9
Touchstone Core Municipal Bond Fund	10-11
Touchstone International Value Fund	12-14
Touchstone Large Cap Focused Fund	15
Touchstone Large Cap Fund	16
Touchstone Large Company Growth Fund	17
Touchstone Small Company Fund	18-19
Touchstone Value Fund	20
Statements of Assets and Liabilities	22-25
Statements of Operations	26-27
Statements of Changes in Net Assets	28-30
Statements of Changes in Net Assets - Capital Stock Activity	32-35
Financial Highlights	36-43
Notes to Financial Statements	44-58
Other Items	59-63
This report identifies the Funds' investments on December 31, 2025. These holdings are subject to change. Not all investments in each Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

Portfolio of Investments
Touchstone Balanced Fund – December 31, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 64.2%
	Information Technology — 22.0%
187,186	Apple, Inc.	$ 50,888,386
37,678	Applied Materials, Inc.	9,682,869
125,789	Microsoft Corp.	60,834,076
208,841	NVIDIA Corp.	38,948,846
83,434	Oracle Corp.	16,262,121
47,914	Salesforce, Inc.	12,692,898
48,376	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	14,700,983
53,200	Texas Instruments, Inc.	9,229,668
33,552	Workday, Inc. - Class A*	7,206,299
		220,446,146
	Communication Services — 11.7%
185,118	Alphabet, Inc. - Class C	58,090,028
185,727	Comcast Corp. - Class A	5,551,380
65,421	Meta Platforms, Inc. - Class A	43,183,748
49,740	Netflix, Inc.*	4,663,622
50,137	Walt Disney Co. (The)	5,704,087
		117,192,865
	Financials — 8.7%
223,067	Bank of America Corp.	12,268,685
20,496	Berkshire Hathaway, Inc. - Class B*	10,302,314
134,356	Charles Schwab Corp. (The)	13,423,508
15,437	Goldman Sachs Group, Inc. (The)	13,569,123
19,521	LPL Financial Holdings, Inc.	6,972,316
6,155	Markel Group, Inc.*	13,231,096
50,702	Visa, Inc. - Class A	17,781,698
		87,548,740
	Health Care — 6.5%
54,072	Becton Dickinson & Co.	10,493,753
58,478	BioMarin Pharmaceutical, Inc.*	3,475,348
140,997	Bristol-Myers Squibb Co.	7,605,378
15,621	HCA Healthcare, Inc.	7,292,820
73,072	Johnson & Johnson	15,122,251
133,703	Medtronic PLC	12,843,510
24,467	UnitedHealth Group, Inc.	8,076,801
		64,909,861
	Consumer Discretionary — 5.6%
76,270	Airbnb, Inc. - Class A*	10,351,364
158,995	Amazon.com, Inc.*	36,699,226
81,521	Las Vegas Sands Corp.	5,306,202
44,414	Starbucks Corp.	3,740,103
		56,096,895
	Industrials — 4.3%
57,581	Boeing Co. (The)*	12,501,987
14,129	Deere & Co.	6,578,039
14,559	Hubbell, Inc.	6,465,798
99,553	SS&C Technologies Holdings, Inc.	8,702,923
56,962	Stanley Black & Decker, Inc.	4,231,137
61,564	Uber Technologies, Inc.*	5,030,394
		43,510,278
	Consumer Staples — 2.8%
29,897	Diageo PLC (United Kingdom) ADR	2,579,214
115,420	Monster Beverage Corp.*	8,849,252
101,858	Philip Morris International, Inc.	16,338,023
		27,766,489
	Energy — 1.2%
104,592	Exxon Mobil Corp.	12,586,601
Shares		Market Value
	Common Stocks — 64.2% (Continued)
	Real Estate — 1.0%
30,037	Jones Lang LaSalle, Inc.*	$ 10,106,549
	Materials — 0.4%
61,501	International Flavors & Fragrances, Inc.	4,144,552
	Total Common Stocks	$644,308,976
Principal Amount
	Corporate Bonds — 13.9%
	Financials — 3.4%
$ 924,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 3.000%, 10/29/28	896,122
764,000	Aircastle Ltd. / Aircastle Ireland DAC, 144a, 5.000%, 9/15/30	771,721
43,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144a, 7.000%, 1/15/31	44,611
135,000	Allstate Corp. (The), Ser B, (TSFR3M + 3.200%), 7.051%, 8/15/53(A)	135,028
1,300,000	American Express Co., 5.282%, 7/27/29	1,339,329
52,000	Asurion LLC and Asurion Co-Issuer, Inc., 144a, 8.000%, 12/31/32	53,950
802,000	Bank of America Corp., 2.687%, 4/22/32	736,700
815,000	Bank of America Corp., 3.705%, 4/24/28	811,387
1,040,000	Bank of America Corp., 5.511%, 1/24/36	1,087,336
932,000	Bank of Montreal (Canada), 3.803%, 12/15/32	921,076
1,020,000	Bank of New York Mellon Corp. (The), 5.834%, 10/25/33	1,101,270
1,225,000	Barclays PLC (United Kingdom), 2.894%, 11/24/32	1,114,552
690,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	581,186
1,750,000	Citigroup, Inc., 4.542%, 9/19/30	1,765,200
645,000	Citigroup, Inc., 6.174%, 5/25/34	686,020
50,000	Credit Acceptance Corp., 144a, 9.250%, 12/15/28	52,258
35,000	Credit Acceptance Corp., 144a, 6.625%, 3/15/30	35,042
812,000	First Maryland Capital I, (TSFR3M + 1.262%), 5.166%, 1/15/27(A)	804,094
26,000	FirstCash, Inc., 144a, 4.625%, 9/1/28	25,834
14,000	Freedom Mortgage Holdings LLC, 144a, 6.875%, 5/1/31	14,012
62,000	Freedom Mortgage Holdings LLC, 144a, 9.250%, 2/1/29	64,795
76,000	goeasy Ltd. (Canada), 144a, 9.250%, 12/1/28	78,142
26,000	goeasy Ltd. (Canada), 144a, 6.875%, 5/15/30	24,817
17,000	goeasy Ltd. (Canada), 144a, 7.625%, 7/1/29	16,816
1,213,000	Goldman Sachs Group, Inc. (The), 2.615%, 4/22/32	1,107,054
674,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	670,472
692,000	Guardian Life Global Funding, 144a, 4.327%, 10/6/30	693,886
57,000	Jane Street Group / JSG Finance, Inc., 144a, 6.125%, 11/1/32†	58,006
1,276,000	JPMorgan Chase & Co., 2.956%, 5/13/31	1,204,728
1,000,000	JPMorgan Chase & Co., 3.509%, 1/23/29	990,725
816,000	JPMorgan Chase & Co., 4.946%, 10/22/35	825,840
1,211,000	Macquarie Airfinance Holdings Ltd. (United Kingdom), 144a, 6.400%, 3/26/29	1,269,882
878,000	Marsh & McLennan Cos., Inc., 5.350%, 11/15/44	862,001
1,250,000	Mastercard, Inc., 2.000%, 11/18/31	1,114,922
978,000	Morgan Stanley, 2.484%, 9/16/36	861,035
1,086,000	Morgan Stanley, 3.950%, 4/23/27	1,085,343
14,000	Navient Corp., 4.875%, 3/15/28†	13,843
34,000	Navient Corp., 5.000%, 3/15/27	34,064
948,000	New York Life Global Funding, 144a, 4.550%, 1/28/33	946,700
1,220,708	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	951,437

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Corporate Bonds — 13.9% (Continued)
	Financials — 3.4% (Continued)
$ 25,000	OneMain Finance Corp., 3.875%, 9/15/28	$ 24,363
18,000	OneMain Finance Corp., 4.000%, 9/15/30	16,873
20,000	OneMain Finance Corp., 6.625%, 5/15/29	20,712
15,000	OneMain Finance Corp., 7.125%, 3/15/26	15,114
31,000	PennyMac Financial Services, Inc., 144a, 4.250%, 2/15/29	30,319
17,000	PennyMac Financial Services, Inc., 144a, 5.750%, 9/15/31	17,070
20,000	PennyMac Financial Services, Inc., 144a, 7.875%, 12/15/29	21,281
21,000	PennyMac Financial Services, Inc., 144a, 7.125%, 11/15/30	22,075
1,400,000	PNC Capital Trust, (TSFR3M + 0.832%), 4.624%, 6/1/28(A)	1,377,809
13,000	PRA Group, Inc., 144a, 8.375%, 2/1/28	13,292
65,000	PRA Group, Inc., 144a, 8.875%, 1/31/30	67,245
21,000	Rocket Cos., Inc., 144a, 6.500%, 8/1/29	21,659
55,000	Rocket Cos., Inc., 144a, 7.125%, 2/1/32	57,860
1,105,000	Royal Bank of Canada (Canada), 4.969%, 8/2/30	1,132,586
104,000	SBL Holdings, Inc., 144a, 9.508%(B)	106,080
1,766,000	State Street Corp., (TSFR3M + 1.262%), 4.985%, 6/15/47(A)	1,577,854
1,986,000	Teachers Insurance & Annuity Association of America, 144a, 3.300%, 5/15/50	1,366,770
1,844,000	Truist Financial Corp., Ser A, (TSFR3M + 0.932%), 4.783%, 5/15/27(A)	1,832,635
807,000	US Bancorp, 4.967%, 7/22/33	814,198
		34,387,031
	Consumer Discretionary — 1.8%
1,795,000	7-Eleven, Inc., 144a, 1.800%, 2/10/31	1,573,339
100,000	ADT Security Corp. (The), 144a, 5.875%, 10/15/33	101,239
63,120	Air Canada Pass-Through Trust (Canada), Ser 2015-1, Class A, 144a, 3.600%, 3/15/27	62,408
21,000	Beazer Homes USA, Inc., 144a, 7.500%, 3/15/31	21,296
60,000	BlueLinx Holdings, Inc., 144a, 6.000%, 11/15/29	58,790
1,170,000	BMW US Capital LLC (Germany), 144a, 4.500%, 8/11/30	1,176,754
105,000	Carnival Corp., 144a, 5.750%, 8/1/32	107,783
95,000	Carnival Corp., 144a, 5.875%, 6/15/31	98,126
14,000	Carnival Corp., 144a, 6.125%, 2/15/33	14,456
33,000	Carriage Services, Inc., 144a, 4.250%, 5/15/29	31,755
57,000	Champ Acquisition Corp., 144a, 8.375%, 12/1/31	61,575
151,000	Cimpress PLC (Ireland), 144a, 7.375%, 9/15/32	154,021
1,178,000	Delta Air Lines, Inc. / SkyMiles IP Ltd., 144a, 4.750%, 10/20/28	1,185,274
1,322,000	Ferguson Enterprises, Inc., 4.350%, 3/15/31	1,318,608
2,018,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	1,841,899
856,000	Gildan Activewear, Inc. (Canada), 144a, 4.700%, 10/7/30	852,560
720,000	Gildan Activewear, Inc. (Canada), 144a, 5.400%, 10/7/35	719,375
30,000	Goodyear Tire & Rubber Co. (The), 5.625%, 4/30/33	28,416
46,000	Graham Holdings Co., 144a, 5.625%, 12/1/33	46,440
64,000	Group 1 Automotive, Inc., 144a, 4.000%, 8/15/28	62,744
14,000	Group 1 Automotive, Inc., 144a, 6.375%, 1/15/30	14,409
605,000	Home Depot, Inc. (The), 5.950%, 4/1/41	649,290
999,000	Hyundai Capital America, 144a, 5.350%, 3/19/29	1,028,316
55,000	JB Poindexter & Co., Inc., 144a, 8.750%, 12/15/31	57,611
40,000	LGI Homes, Inc., 144a, 7.000%, 11/15/32	38,235
76,000	Light & Wonder International, Inc., 144a, 6.250%, 10/1/33	76,918
Principal Amount		MarketValue
	Corporate Bonds — 13.9% (Continued)
	Consumer Discretionary — 1.8% (Continued)
$ 51,000	Lithia Motors, Inc., 144a, 5.500%, 10/1/30	$ 51,202
1,010,000	Lowe's Cos., Inc., 4.500%, 4/15/30	1,023,565
975,000	Mattel, Inc., 5.450%, 11/1/41	919,127
1,456,000	Meritage Homes Corp., 144a, 3.875%, 4/15/29	1,430,979
220,000	Michaels Cos., Inc. (The), 144a, 5.250%, 5/1/28	211,499
29,000	NCL Corp. Ltd., 144a, 6.750%, 2/1/32	29,694
37,000	Newell Brands, Inc., 6.375%, 9/15/27	37,145
21,000	Newell Brands, Inc., 6.625%, 5/15/32	20,373
200,000	Nissan Motor Co. Ltd. (Japan), 144a, 4.810%, 9/17/30	188,567
1,006,000	Polaris, Inc., 5.600%, 3/1/31	1,017,252
51,000	Sonic Automotive, Inc., 144a, 4.625%, 11/15/29	50,064
106,000	Speedway Motorsports LLC / Speedway Funding II, Inc., 144a, 4.875%, 11/1/27	105,517
39,000	Station Casinos LLC, 144a, 4.625%, 12/1/31†	36,972
35,000	Taylor Morrison Communities, Inc., 144a, 5.125%, 8/1/30	35,215
10,000	Taylor Morrison Communities, Inc., 144a, 5.750%, 11/15/32	10,289
1,347,000	United Airlines, Inc., 144a, 4.625%, 4/15/29	1,341,035
50,000	Upbound Group, Inc., 144a, 6.375%, 2/15/29	49,371
149,000	Voyager Parent LLC, 144a, 9.250%, 7/1/32	158,095
28,000	Warnermedia Holdings, Inc., 4.279%, 3/15/32†	24,579
62,000	Warnermedia Holdings, Inc., 5.050%, 3/15/42	43,772
200,000	Wynn Macau Ltd. (Macao), 144a, 5.125%, 12/15/29	197,988
		18,363,937
	Consumer Staples — 1.6%
44,000	ACCO Brands Corp., 144a, 4.250%, 3/15/29	40,794
42,000	Allied Universal Holdco LLC, 144a, 7.875%, 2/15/31	44,263
76,000	AMN Healthcare, Inc., 144a, 6.500%, 1/15/31	76,020
672,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	624,384
995,000	Ashtead Capital, Inc. (United Kingdom), 144a, 4.000%, 5/1/28	984,424
27,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 8.000%, 2/15/31	27,748
20,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 8.250%, 1/15/30	20,698
1,101,000	BAT Capital Corp. (United Kingdom), 2.259%, 3/25/28	1,059,726
1,074,000	Cargill, Inc., 144a, 4.760%, 11/23/45	972,902
1,876,000	Coca-Cola Co. (The), 2.500%, 3/15/51	1,130,155
1,254,000	Element Fleet Management Corp. (Canada), 144a, 5.037%, 3/25/30	1,282,846
1,091,000	ERAC USA Finance LLC, 144a, 4.200%, 11/1/46	907,915
6,000	Garda World Security Corp. (Canada), 144a, 6.500%, 1/15/31	6,140
1,206,000	Global Payments, Inc., 5.200%, 11/15/32	1,207,837
16,000	Herc Holdings, Inc., 144a, 5.750%, 3/15/31	16,245
16,000	Herc Holdings, Inc., 144a, 6.000%, 3/15/34	16,207
21,000	Herc Holdings, Inc., 144a, 6.625%, 6/15/29	21,810
47,000	Ingles Markets, Inc., 144a, 4.000%, 6/15/31	44,414
635,000	Kroger Co. (The), 5.000%, 4/15/42	593,456
697,000	Mars, Inc., 144a, 3.600%, 4/1/34	643,986
878,000	Mars, Inc., 144a, 5.200%, 3/1/35	904,278
36,000	Performance Food Group, Inc., 144a, 6.125%, 9/15/32	37,113
1,572,000	Pernod Ricard International Finance LLC, 144a, 1.625%, 4/1/31	1,367,876
1,349,000	Philip Morris International, Inc., 5.375%, 2/15/33	1,412,983
32,000	Post Holdings, Inc., 144a, 4.625%, 4/15/30	31,163
58,000	Post Holdings, Inc., 144a, 6.250%, 10/15/34	58,322
26,000	Post Holdings, Inc., 144a, 6.500%, 3/15/36	26,038
29,000	S&S Holdings LLC, 144a, 8.375%, 10/1/31	27,790

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Corporate Bonds — 13.9% (Continued)
	Consumer Staples — 1.6% (Continued)
$ 27,000	Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 144a, 6.750%, 8/15/32	$ 27,876
84,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 144a, 4.625%, 3/1/29	80,951
650,000	Starbucks Corp., 3.350%, 3/12/50	445,158
130,000	Turning Point Brands, Inc., 144a, 7.625%, 3/15/32	138,361
815,000	Tyson Foods, Inc., 5.400%, 3/15/29	842,259
14,000	United Rentals North America, Inc., 144a, 5.375%, 11/15/33	13,989
48,000	Velocity Vehicle Group LLC, 144a, 8.000%, 6/1/29	45,602
40,000	VT Topco, Inc., 144a, 8.500%, 8/15/30	41,773
808,000	Walmart, Inc., 4.500%, 9/9/52	714,394
		15,937,896
	Industrials — 1.3%
32,000	AAR Escrow Issuer LLC, 144a, 6.750%, 3/15/29	33,112
1,251,000	Amcor Flexibles North America, Inc., 2.630%, 6/19/30	1,161,112
46,000	Amsted Industries, Inc., 144a, 4.625%, 5/15/30	45,155
28,000	Amsted Industries, Inc., 144a, 6.375%, 3/15/33	28,840
58,000	BNSF Funding Trust I, 6.613%, 12/15/55	58,028
59,000	Brundage-Bone Concrete Pumping Holdings, Inc., 144a, 7.500%, 2/1/32	60,227
983,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	1,041,473
62,000	BWX Technologies, Inc., 144a, 4.125%, 6/30/28	61,065
1,286,000	Canadian Pacific Railway Co. (Canada), 3.000%, 12/2/41	963,976
27,000	Cascades, Inc. / Cascades USA, Inc. (Canada), 144a, 5.375%, 1/15/28	26,932
59,000	Clearwater Paper Corp., 144a, 4.750%, 8/15/28	55,165
13,000	Clydesdale Acquisition Holdings, Inc., 144a, 6.750%, 4/15/32	13,368
33,000	EMRLD Borrower LP / Emerald Co-Issuer, Inc., 144a, 6.625%, 12/15/30	34,397
11,000	EMRLD Borrower LP / Emerald Co-Issuer, Inc., 144a, 6.750%, 7/15/31†	11,593
14,000	FTAI Aviation Investors LLC, 144a, 5.500%, 5/1/28	14,016
8,000	FTAI Aviation Investors LLC, 144a, 7.000%, 6/15/32	8,410
7,000	FTAI Aviation Investors LLC, 144a, 7.875%, 12/1/30	7,445
41,000	Goat Holdco LLC, 144a, 6.750%, 2/1/32	42,024
82,000	Imola Merger Corp., 144a, 4.750%, 5/15/29	80,936
1,004,000	John Deere Capital Corp., MTN, 5.100%, 4/11/34	1,039,970
40,000	Manitowoc Co., Inc. (The), 144a, 9.250%, 10/1/31	43,064
57,000	Mauser Packaging Solutions Holding Co., 144a, 7.875%, 4/15/30	56,830
57,000	Moog, Inc., 144a, 4.250%, 12/15/27	56,454
808,000	Norfolk Southern Corp., 4.837%, 10/1/41	763,683
50,000	Owens-Brockway Glass Container, Inc., 144a, 7.250%, 5/15/31	51,040
25,000	Owens-Brockway Glass Container, Inc., 144a, 7.375%, 6/1/32†	25,372
685,000	Penske Truck Leasing Co. LP / PTL Finance Corp., 144a, 5.350%, 1/12/27	692,862
40,000	Quikrete Holdings, Inc., 144a, 6.375%, 3/1/32†	41,636
59,000	Roller Bearing Co. of America, Inc., 144a, 4.375%, 10/15/29	58,063
864,000	RTX Corp., 6.400%, 3/15/54	953,540
35,000	Smyrna Ready Mix Concrete LLC, 144a, 8.875%, 11/15/31	37,437
10,000	Standard Building Solutions, Inc., 144a, 6.500%, 8/15/32	10,295
28,000	Standard Industries, Inc., 144a, 3.375%, 1/15/31†	25,672
Principal Amount		MarketValue
	Corporate Bonds — 13.9% (Continued)
	Industrials — 1.3% (Continued)
$ 84,000	Stanley Black & Decker, Inc., 6.707%, 3/15/60	$ 84,134
37,000	Stonepeak Nile Parent LLC, 144a, 7.250%, 3/15/32	39,156
14,000	Terex Corp., 144a, 5.000%, 5/15/29	13,952
54,000	Terex Corp., 144a, 6.250%, 10/15/32	55,401
2,228,000	Textron Financial Corp., 144a, (TSFR3M + 1.997%), 5.848%, 2/15/42(A)	2,007,796
1,358,000	Timken Co. (The), 4.500%, 12/15/28	1,368,875
200,000	TK Elevator US Newco, Inc. (Germany), 144a, 5.250%, 7/15/27	200,048
35,000	TransDigm, Inc., 144a, 6.375%, 3/1/29	36,094
53,000	TransDigm, Inc., 144a, 6.625%, 3/1/32	55,145
1,104,000	United Parcel Service, Inc., 5.950%, 5/14/55	1,144,581
21,000	WESCO Distribution, Inc., 144a, 6.375%, 3/15/29	21,686
12,000	WESCO Distribution, Inc., 144a, 6.375%, 3/15/33	12,529
21,000	WESCO Distribution, Inc., 144a, 6.625%, 3/15/32	21,928
256,000	WestRock MWV LLC, 8.200%, 1/15/30	291,543
73,000	XPO, Inc., 144a, 7.125%, 2/1/32	76,758
		13,032,818
	Energy — 1.3%
1,236,000	Aker BP ASA (Norway), 144a, 5.125%, 10/1/34	1,211,366
52,000	Bristow Group, Inc., 144a, 6.875%, 3/1/28	52,063
84,000	Buckeye Partners LP, 144a, 6.875%, 7/1/29	87,366
1,126,000	Cheniere Energy Partners LP, 3.250%, 1/31/32	1,038,736
355,000	Cheniere Energy Partners LP, 4.000%, 3/1/31	346,050
47,000	Civitas Resources, Inc., 144a, 8.375%, 7/1/28	48,426
251,000	CQP Holdco LP / BIP-V Chinook Holdco LLC, 144a, 5.500%, 6/15/31	248,319
1,063,000	DCP Midstream Operating LP, 144a, 6.750%, 9/15/37	1,158,167
11,000	Diamond Foreign Asset Co. / Diamond Finance LLC, 144a, 8.500%, 10/1/30	11,658
103,000	Enbridge, Inc. (Canada), Ser NC5, 8.250%, 1/15/84	110,213
39,000	Energy Transfer LP, 8.000%, 5/15/54	41,630
14,000	Energy Transfer LP, Ser G, 7.125%(B)	14,339
26,000	Genesis Energy LP / Genesis Energy Finance Corp., 7.875%, 5/15/32	27,100
25,000	Genesis Energy LP / Genesis Energy Finance Corp., 8.250%, 1/15/29	26,099
41,000	Genesis Energy LP / Genesis Energy Finance Corp., 8.875%, 4/15/30	43,093
1,174,000	HF Sinclair Corp., 5.000%, 2/1/28	1,174,227
32,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.750%, 2/1/29	31,645
18,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.000%, 4/15/30	17,490
26,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.875%, 5/15/34	24,358
51,000	Kinetik Holdings LP, 144a, 5.875%, 6/15/30	51,450
57,000	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 144a, 6.875%, 12/1/32	58,602
562,731	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	493,493
1,161,000	Midwest Connector Capital Co. LLC, 144a, 4.625%, 4/1/29	1,163,199
1,244,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	1,447,168
7,000	Noble Finance II LLC, 144a, 8.000%, 4/15/30	7,273
1,046,000	Occidental Petroleum Corp., 7.950%, 6/15/39	1,230,095
39,000	Prairie Acquiror LP, 144a, 9.000%, 8/1/29	40,534
35,000	Precision Drilling Corp. (Canada), 144a, 6.875%, 1/15/29	35,393
7,000	Rockies Express Pipeline LLC, 144a, 4.800%, 5/15/30	6,884
21,000	Rockies Express Pipeline LLC, 144a, 7.500%, 7/15/38	22,850

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Corporate Bonds — 13.9% (Continued)
	Energy — 1.3% (Continued)
$ 1,418,000	Sempra Infrastructure Partners LP, 144a, 3.250%, 1/15/32	$ 1,256,686
21,000	SM Energy Co., 144a, 6.750%, 8/1/29	21,154
35,000	SM Energy Co., 144a, 7.000%, 8/1/32	34,407
47,000	Sunoco LP, 144a, 4.500%, 10/1/29	45,796
77,000	Valaris Ltd., 144a, 8.375%, 4/30/30	80,109
35,000	Venture Global LNG, Inc., 144a, 7.000%, 1/15/30	33,685
111,000	Venture Global LNG, Inc., 144a, 8.125%, 6/1/28	112,432
58,000	Venture Global LNG, Inc., 144a, 9.000%(B)	45,804
40,000	Vermilion Energy, Inc. (Canada), 144a, 6.875%, 5/1/30	39,555
977,000	Western Midstream Operating LP, 5.250%, 2/1/50	838,522
		12,777,436
	Communication Services — 1.1%
31,000	AMC Networks, Inc., 144a, 10.250%, 1/15/29	32,511
1,327,000	AT&T, Inc., 3.800%, 12/1/57	916,342
535,000	AT&T, Inc., 4.500%, 5/15/35	514,864
118,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	108,454
17,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 5/1/32	15,258
29,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 6.375%, 9/1/29	29,399
60,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 7.375%, 3/1/31	61,229
151,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.750%, 3/1/30	144,222
711,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	669,781
796,000	Comcast Corp., 4.000%, 3/1/48	600,686
38,000	Directv Financing LLC, 144a, 8.875%, 2/1/30	38,511
47,000	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 144a, 10.000%, 2/15/31	48,036
73,000	GCI LLC, 144a, 4.750%, 10/15/28	71,178
47,000	Gen Digital, Inc., 144a, 6.750%, 9/30/27	47,699
49,000	Level 3 Financing, Inc., 144a, 7.000%, 3/31/34	50,498
21,000	Match Group Holdings II LLC, 144a, 4.625%, 6/1/28	20,814
1,335,000	Meta Platforms, Inc., 4.875%, 11/15/35	1,335,455
60,000	Nexstar Media, Inc., 144a, 4.750%, 11/1/28†	59,571
55,000	Nexstar Media, Inc., 144a, 5.625%, 7/15/27	55,148
1,357,000	Rogers Communications, Inc. (Canada), 5.300%, 2/15/34	1,369,941
12,000	Sinclair Television Group, Inc., 144a, 8.125%, 2/15/33	12,533
88,000	Sirius XM Radio LLC, 144a, 4.000%, 7/15/28	86,033
52,000	Stagwell Global LLC, 144a, 5.625%, 8/15/29	50,714
27,000	TEGNA, Inc., 4.625%, 3/15/28	26,725
1,178,000	T-Mobile USA, Inc., 3.875%, 4/15/30	1,159,653
566,000	T-Mobile USA, Inc., 5.750%, 1/15/54	557,459
61,000	Univision Communications, Inc., 144a, 8.500%, 7/31/31	63,711
1,103,000	Verizon Communications, Inc., 2.987%, 10/30/56	659,346
650,000	Verizon Communications, Inc., 5.875%, 11/30/55	644,064
50,000	Versant Media Group, Inc., 144a, 7.250%, 1/30/31†	51,584
1,634,000	Videotron Ltd. (Canada), 144a, 3.625%, 6/15/29	1,590,127
200,000	Zegona Finance PLC (United Kingdom), 144a, 8.625%, 7/15/29	212,136
57,000	Ziff Davis, Inc., 144a, 4.625%, 10/15/30	54,136
		11,357,818
	Health Care — 0.9%
832,000	AbbVie, Inc., 4.450%, 5/14/46	725,042
22,000	Acadia Healthcare Co., Inc., 144a, 5.000%, 4/15/29	21,189
Principal Amount		MarketValue
	Corporate Bonds — 13.9% (Continued)
	Health Care — 0.9% (Continued)
$ 28,000	Acadia Healthcare Co., Inc., 144a, 5.500%, 7/1/28	$ 27,829
35,000	Acadia Healthcare Co., Inc., 144a, 7.375%, 3/15/33	35,350
28,000	AdaptHealth LLC, 144a, 4.625%, 8/1/29	27,144
26,000	AdaptHealth LLC, 144a, 5.125%, 3/1/30	25,361
917,000	Alcon Finance Corp. (Switzerland), 144a, 3.800%, 9/23/49	702,050
39,000	Avantor Funding, Inc., 144a, 3.875%, 11/1/29	37,300
700,000	Becton Dickinson & Co., 4.685%, 12/15/44	621,734
857,000	CommonSpirit Health, 4.187%, 10/1/49	674,697
782,000	CVS Health Corp., 5.125%, 7/20/45†	708,103
28,000	DaVita, Inc., 144a, 6.875%, 9/1/32	29,144
1,036,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	850,999
942,000	Elevance Health, Inc., 4.750%, 2/15/33	946,227
85,000	GENMAB A/S/GENMAB FINANCE LLC (Denmark), 144a, 7.250%, 12/15/33	89,564
72,000	Global Medical Response, Inc., 144a, 7.375%, 10/1/32	74,835
1,234,000	HCA, Inc., 5.500%, 3/1/32	1,287,816
19,000	Medline Borrower LP/Medline Co-Issuer, Inc., 144a, 6.250%, 4/1/29	19,641
31,000	Molina Healthcare, Inc., 144a, 3.875%, 5/15/32	28,162
22,000	Molina Healthcare, Inc., 144a, 4.375%, 6/15/28	21,636
14,000	Molina Healthcare, Inc., 144a, 6.250%, 1/15/33	14,272
18,000	Molina Healthcare, Inc., 144a, 6.500%, 2/15/31†	18,486
28,000	National Mentor Holdings, Inc., 144a, 10.500%, 12/15/30	28,148
30,000	Option Care Health, Inc., 144a, 4.375%, 10/31/29	29,311
78,000	Pediatrix Medical Group, Inc., 144a, 5.375%, 2/15/30	77,786
115,000	Tenet Healthcare Corp., 6.125%, 10/1/28	115,520
36,000	Tenet Healthcare Corp., 144a, 6.000%, 11/15/33	37,065
832,000	Thermo Fisher Scientific, Inc., 5.404%, 8/10/43	839,554
1,062,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	886,774
		9,000,739
	Utilities — 0.9%
91,000	Algonquin Power & Utilities Corp. (Canada), 4.750%, 1/18/82	89,741
54,000	AltaGas Ltd. (Canada), 144a, 7.200%, 10/15/54	55,979
634,000	Calpine Corp., 144a, 5.000%, 2/1/31	643,942
1,863,000	CMS Energy Corp., 4.750%, 6/1/50	1,832,678
1,286,000	Duke Energy Progress LLC, 4.150%, 12/1/44	1,074,435
719,000	Edison International, 4.125%, 3/15/28	710,773
112,000	Edison International, 7.875%, 6/15/54	116,864
514,000	Electricite de France SA (France), 144a, 4.875%, 9/21/38	480,639
700,000	Georgia Power Co., 5.950%, 2/1/39	744,279
39,000	National Rural Utilities Cooperative Finance Corp., 5.250%, 4/20/46	38,946
49,000	NextEra Energy Capital Holdings, Inc., (TSFR3M + 2.329%), 5.990%, 10/1/66(A)	42,868
1,135,000	Ohio Power Co., Ser R, 2.900%, 10/1/51	701,880
1,266,000	Oncor Electric Delivery Co. LLC, 144a, 5.800%, 4/1/55	1,278,251
56,000	PacifiCorp, 7.375%, 9/15/55	57,075
887,000	PacifiCorp., 5.750%, 4/1/37	900,627
91,000	Sempra, 4.125%, 4/1/52	89,134
104,000	South Jersey Industries, Inc., 5.020%, 4/15/31†	90,183
		8,948,294
	Information Technology — 0.9%
12,000	Amentum Holdings, Inc., 144a, 7.250%, 8/1/32	12,648
49,000	Amkor Technology, Inc., 144a, 5.875%, 10/1/33	50,011
1,424,000	Apple, Inc., 4.650%, 2/23/46	1,311,680
1,481,000	Broadcom, Inc., 3.419%, 4/15/33	1,374,417
508,000	Cisco Systems, Inc., 4.850%, 2/26/29	521,758

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Corporate Bonds — 13.9% (Continued)
	Information Technology — 0.9% (Continued)
$ 76,000	Cloud Software Group, Inc., 144a, 6.500%, 3/31/29	$ 76,995
46,000	Cloud Software Group, Inc., 144a, 8.250%, 6/30/32†	48,072
105,000	Consensus Cloud Solutions, Inc., 144a, 6.500%, 10/15/28	105,409
762,000	Dell International LLC / EMC Corp., 4.850%, 2/1/35	753,559
1,289,000	Marvell Technology, Inc., 2.950%, 4/15/31	1,195,156
671,000	Micron Technology, Inc., 2.703%, 4/15/32	602,686
1,742,000	Microsoft Corp., 2.525%, 6/1/50	1,069,150
6,000	NCR Voyix Corp., 144a, 5.125%, 4/15/29	5,959
37,000	Open Text Corp. (Canada), 144a, 3.875%, 12/1/29	35,113
38,000	Open Text Corp. (Canada), 144a, 3.875%, 2/15/28	37,289
778,000	Oracle Corp., 5.950%, 9/26/55	692,235
54,000	Science Applications International Corp., 144a, 5.875%, 11/1/33	54,742
27,000	SS&C Technologies, Inc., 144a, 5.500%, 9/30/27	27,024
864,000	Texas Instruments, Inc., 5.100%, 5/23/35	890,559
11,000	Zebra Technologies Corp., 144a, 6.500%, 6/1/32	11,374
		8,875,836
	Real Estate — 0.5%
1,219,000	American Tower Corp. REIT, 5.900%, 11/15/33	1,304,202
992,000	Crown Castle, Inc. REIT, 4.800%, 9/1/28	1,006,749
34,000	CTR Partnership LP / CareTrust Capital Corp. REIT, 144a, 3.875%, 6/30/28	33,474
36,000	Howard Hughes Corp. (The) REIT, 144a, 4.125%, 2/1/29	34,982
1,206,000	Invitation Homes Operating Partnership LP REIT, 4.150%, 4/15/32	1,174,341
53,000	Iron Mountain, Inc. REIT, 144a, 4.500%, 2/15/31	50,535
41,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer REIT, 144a, 4.875%, 5/15/29	40,036
21,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer REIT, 144a, 7.000%, 2/1/30	21,556
65,000	RLJ Lodging Trust LP REIT, 144a, 3.750%, 7/1/26	64,647
776,000	Store Capital LLC REIT, 2.700%, 12/1/31	686,150
623,000	Store Capital LLC REIT, 4.625%, 3/15/29	620,956
12,000	XHR LP REIT, 144a, 4.875%, 6/1/29	11,831
27,000	XHR LP REIT, 144a, 6.625%, 5/15/30	27,908
		5,077,367
	Materials — 0.2%
34,000	Celanese US Holdings LLC, 6.879%, 7/15/32	35,453
52,000	Celanese US Holdings LLC, 7.200%, 11/15/33	54,987
200,000	Cerdia Finanz GmbH (Germany), 144a, 9.375%, 10/3/31	206,750
23,000	Magnera Corp., 144a, 4.750%, 11/15/29†	21,258
55,000	Magnera Corp., 144a, 7.250%, 11/15/31	53,991
41,000	NOVA Chemicals Corp. (Canada), 144a, 8.500%, 11/15/28	42,866
626,000	Rio Tinto Finance USA PLC (Australia), 5.250%, 3/14/35	646,224
846,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	723,896
		1,785,425
	Total Corporate Bonds	$139,544,597
	U.S. Treasury Obligations — 9.4%
2,499,000	U.S. Treasury Bond, 4.500%, 11/15/54	2,367,412
7,160,000	U.S. Treasury Bond, 4.625%, 11/15/45	7,022,394
6,840,000	U.S. Treasury Bond, 4.750%, 2/15/45	6,830,114
2,045,000	U.S. Treasury Bond, 4.750%, 8/15/55	2,019,437
Principal Amount		MarketValue
	U.S. Treasury Obligations — 9.4% (Continued)
$13,801,261	U.S. Treasury Inflation Indexed Notes, 2.375%, 2/15/55	$ 13,122,352
33,990,000	U.S. Treasury Note, 3.500%, 9/30/29	33,851,916
2,480,000	U.S. Treasury Note, 3.750%, 4/15/28	2,493,369
12,275,000	U.S. Treasury Note, 4.000%, 5/31/30	12,441,384
1,651,000	U.S. Treasury Note, 4.000%, 11/15/35	1,630,878
12,795,000	U.S. Treasury Note, 4.250%, 8/15/35	12,914,953
	Total U.S. Treasury Obligations	$94,694,209
	U.S. Government Mortgage-Backed Obligations — 3.8%
805	FHLMC, Pool #G08062, 5.000%, 6/1/35	828
89,308	FHLMC, Pool #G08637, 4.000%, 4/1/45	86,712
560,876	FHLMC, Pool #Q02664, 4.500%, 8/1/41	565,562
1,065,567	FHLMC, Pool #Q29056, 4.000%, 10/1/44	1,034,701
469,460	FHLMC, Pool #Q29260, 4.000%, 10/1/44	456,782
1,765,592	FHLMC REMIC, Pool #RA7784, 4.500%, 8/1/52	1,736,057
1,163,184	FHLMC REMIC, Pool #SB0855, 3.000%, 7/1/37	1,124,326
1,966,154	FHLMC REMIC, Pool #SD4499, 3.500%, 5/1/52	1,826,290
1,138,877	FHLMC REMIC, Pool #SD8148, 3.000%, 5/1/51	1,015,279
165,111	FNMA, Pool #725423, 5.500%, 5/1/34	169,814
146,734	FNMA, Pool #725610, 5.500%, 7/1/34	150,541
15,513	FNMA, Pool #748895, 6.000%, 12/1/33	15,508
73,330	FNMA, Pool #AD9193, 5.000%, 9/1/40	75,492
193,287	FNMA, Pool #AH8925, 4.500%, 3/1/41	194,654
217,516	FNMA, Pool #AR9195, 3.000%, 3/1/43	201,538
333,417	FNMA, Pool #BC1809, 3.500%, 5/1/46	315,907
1,461,287	FNMA, Pool #BT7156, 2.000%, 8/1/51	1,198,267
1,522,227	FNMA, Pool #CB1336, 2.000%, 8/1/41	1,331,784
2,065,921	FNMA, Pool #CB2643, 2.500%, 1/1/52	1,761,537
1,707,374	FNMA, Pool #CB3606, 3.500%, 5/1/52	1,585,337
1,491,485	FNMA, Pool #CB5633, 4.500%, 2/1/53	1,464,531
1,578,987	FNMA, Pool #FA2759, 5.500%, 2/1/55	1,602,382
1,525,000	FNMA, Pool #FA3851, 5.000%, 12/1/55	1,530,048
1,470,602	FNMA, Pool #FM5085, 2.000%, 12/1/50	1,209,108
462,255	FNMA, Pool #FM5166, 3.000%, 12/1/50	411,205
391,713	FNMA, Pool #FM5279, 3.500%, 11/1/50	366,404
258,975	FNMA, Pool #FM5468, 2.500%, 1/1/36	246,683
456,460	FNMA, Pool #FM5682, 2.500%, 1/1/51	393,184
1,030,325	FNMA, Pool #FM7913, 2.000%, 4/1/36	958,186
1,454,458	FNMA, Pool #FM8360, 2.500%, 8/1/51	1,254,296
1,367,503	FNMA, Pool #FM8361, 2.500%, 8/1/51	1,168,275
1,157,924	FNMA, Pool #FM9448, 2.000%, 10/1/51	939,859
873,836	FNMA, Pool #FS0816, 2.500%, 2/1/37	828,175
1,803,152	FNMA, Pool #FS6157, 3.000%, 9/1/52	1,601,947
1,957,988	FNMA, Pool #FS6793, 4.000%, 6/1/53	1,867,997
2,025,532	FNMA, Pool #FS6899, 3.000%, 11/1/51	1,797,334
463,471	FNMA, Pool #MA4166, 3.000%, 10/1/40	432,765
1,711,414	FNMA, Pool #MA4783, 4.000%, 10/1/52	1,632,974
324,456	GNMA, Pool #5175, 4.500%, 9/20/41	327,080
1,397,299	GNMA, Pool #786741, 3.500%, 4/20/52	1,278,092
1,860,003	GNMA, Pool #MA8945, 4.000%, 6/20/53	1,772,614
	Total U.S. Government Mortgage-Backed Obligations	$37,930,055
	Non-Agency Collateralized Mortgage Obligations — 2.8%
36,883	Agate Bay Mortgage Trust, Ser 2013-1, Class B3, 144a, 3.560%, 7/25/43(A)(C)	36,091
106,276	Agate Bay Mortgage Trust, Ser 2015-4, Class B2, 144a, 3.475%, 6/25/45(A)(C)	104,411
294,077	Agate Bay Mortgage Trust, Ser 2015-7, Class B1, 144a, 3.629%, 10/25/45(A)(C)	283,038
1,101,541	Angel Oak Mortgage Trust, Ser 2024-1, Class A1, 144a, 5.210%, 8/25/68(A)(C)	1,103,207

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Non-Agency Collateralized Mortgage Obligations — 2.8% (Continued)
$ 703,469	AOMT, Ser 2024-6, Class A1, 144a, 4.650%, 11/25/67(A)(C)	$ 701,400
778,220	BRAVO Residential Funding Trust, Ser 2024-NQM8, Class A1A, 144a, 4.300%, 8/1/53(A)(C)	769,850
601,760	CIM Trust, Ser 2020-J2, Class A19, 144a, 2.500%, 1/25/51(A)(C)	501,864
64,793	CSMC Trust, Ser 2013-IVR3, Class B2, 144a, 3.392%, 5/25/43(A)(C)	64,030
206,234	CSMC Trust, Ser 2015-1, Class B3, 144a, 3.878%, 1/25/45(A)(C)	200,505
208,396	CSMC Trust, Ser 2015-WIN1, Class B3, 144a, 3.766%, 12/25/44(A)(C)	202,591
1,900,000	CSMC Trust, Ser 2018-RPL9, Class A2, 144a, 3.944%, 9/25/57(A)(C)	1,804,991
700,665	Deephaven Residential Mortgage Trust, Ser 2022-2, Class A1, 144a, 4.300%, 3/25/67(A)(C)	686,194
1,544,815	Flagstar Mortgage Trust, Ser 2021-6INV, Class A4, 144a, 2.500%, 8/25/51(A)(C)	1,294,023
1,291,929	GCAT Trust, Ser 2022-INV2, Class A9, 144a, 3.000%, 4/25/52(A)(C)	1,220,454
1,203,505	GCAT Trust, Ser 2022-NQM2, Class A1, 144a, 4.210%, 2/25/67(A)(C)	1,199,571
1,646,000	GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Class A1B, 144a, 3.750%, 10/25/57	1,571,937
950,641	GS Mortgage-Backed Securities Trust, Ser 2021-PJ8, Class A8, 144a, 2.500%, 1/25/52(A)(C)	856,473
1,101,370	GS Mortgage-Backed Securities Trust, Ser 2022-PJ1, Class A8, 144a, 2.500%, 5/28/52(A)(C)	985,015
542,035	JP Morgan Mortgage Trust, Ser 2017-1, Class B2, 144a, 3.447%, 1/25/47(A)(C)	496,530
1,177,282	JP Morgan Mortgage Trust, Ser 2018-8, Class B3, 144a, 4.042%, 1/25/49(A)(C)	1,091,515
1,019,417	JP Morgan Mortgage Trust, Ser 2020-5, Class B1, 144a, 3.570%, 12/25/50(A)(C)	905,993
1,439,724	JP Morgan Mortgage Trust, Ser 2021-INV5, Class A3, 144a, 3.000%, 12/25/51(A)(C)	1,331,807
1,126,722	JP Morgan Mortgage Trust, Ser 2024-3, Class A6, 144a, 3.000%, 5/25/54(A)(C)	1,060,135
1,143,550	Mello Mortgage Capital Acceptance, Ser 2021-MTG3, Class A9, 144a, 2.500%, 7/1/51(A)(C)	1,040,118
573,777	Mill City Mortgage Loan Trust, Ser 2018-3, Class M3, 144a, 3.250%, 8/25/58(A)(C)	520,972
1,397,426	Mill City Mortgage Loan Trust, Ser 2019-1, Class M1, 144a, 3.500%, 10/25/69(A)(C)	1,336,844
1,550,590	New Residential Mortgage Loan Trust, Ser 2016-1A, Class A1, 144a, 3.750%, 3/25/56(A)(C)	1,500,610
1,362,579	OBX Trust, Ser 2021-J3, Class A4, 144a, 2.500%, 10/25/51(A)(C)	1,227,831
116,110	Sequoia Mortgage Trust, Ser 2015-2, Class A19, 144a, 3.500%, 5/25/45(A)(C)	107,229
767,812	Sequoia Mortgage Trust, Ser 2018-CH3, Class B1B, 144a, 4.711%, 8/25/48(A)(C)	749,286
696,630	Sequoia Mortgage Trust, Ser 2018-CH3, Class B2B, 144a, 4.711%, 8/25/48(A)(C)	679,821
1,352,197	Sequoia Mortgage Trust, Ser 2025-S1, Class A4, 144a, 2.500%, 9/25/54(A)(C)	1,205,392
991,957	Wells Fargo Mortgage Backed Securities Trust, Ser 2021-2, Class A3, 144a, 2.500%, 6/25/51(A)(C)	891,903
	Total Non-Agency Collateralized Mortgage Obligations	$27,731,631
	Agency Collateralized Mortgage Obligations — 1.4%
2,072,476	FHLMC REMIC, Ser 4616, Class Z, 3.500%, 9/15/46	1,807,366
Principal Amount		MarketValue
	Agency Collateralized Mortgage Obligations — 1.4% (Continued)
$ 515,000	FHLMC REMIC, Ser 4991, Class HB, 2.000%, 7/25/50	$ 379,437
1,650,000	FHLMC REMIC, Ser 5178, Class CV, 2.000%, 11/25/40	1,245,717
2,350,000	FHLMC REMIC, Ser 5223, Class NB, 3.500%, 2/25/42	2,041,164
1,993,934	FNMA REMIC, Ser 2016-44, Class ZD, 3.000%, 7/25/46	1,683,550
2,285,552	FNMA REMIC, Ser 2017-72, Class DZ, 2.500%, 9/25/47	1,778,873
1,907,811	FNMA REMIC, Ser 2018-19, Class EZ, 4.000%, 4/25/48	1,726,973
1,500,000	FNMA REMIC, Ser 2019-35, Class KB, 3.000%, 7/25/49	1,252,948
2,150,000	FNMA REMIC, Ser 2022-16, Class KB, 2.500%, 11/25/49	1,682,728
88,018	GNMA, Ser 2010-169, Class AW, 4.500%, 12/20/40	88,688
2,460,267	GNMA, Ser 2012-147, Class IO, 0.512%, 4/16/54(A)(C)(D)	19,849
935,265	GNMA, Ser 2014-44, Class LZ, 4.000%, 3/16/44	892,058
	Total Agency Collateralized Mortgage Obligations	$14,599,351
	Asset-Backed Securities — 1.4%
1,000,000	AB BSL CLO 2 Ltd. (Cayman Islands), Ser 2021-2A, Class B1, 144a, (TSFR3M + 1.912%), 5.816%, 4/15/34(A)	1,001,041
1,050,000	Benefit Street Partners CLO XXV Ltd. (Cayman Islands), Ser 2021-25A, Class BR, 144a, (TSFR3M + 1.450%), 5.355%, 1/15/35(A)	1,050,835
333,315	CF Hippolyta Issuer LLC, Ser 2020-1, Class A1, 144a, 1.690%, 7/15/60	280,446
734,767	CLI Funding VI LLC, Ser 2020-3A, Class A, 144a, 2.070%, 10/18/45	694,756
850,000	Drive Auto Receivables Trust, Ser 2025-2, Class D, 4.900%, 12/15/32	850,295
99,381	Elara HGV Timeshare Issuer LLC, Ser 2019-A, Class B, 144a, 2.910%, 1/25/34	98,824
990,600	Jack in the Box Funding LLC, Ser 2019-1A, Class A2II, 144a, 4.476%, 8/25/49	982,940
925,000	Jack in the Box Funding LLC, Ser 2022-1A, Class A2I, 144a, 3.445%, 2/26/52	895,423
1,176,000	Madison Park Funding XLIX Ltd. (Cayman Islands), Ser 2021-49A, Class B1R, 144a, (TSFR3M + 1.450%), 5.334%, 10/19/34(A)	1,171,101
811,750	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	779,190
2,000,000	Santander Drive Auto Receivables Trust, Ser 2025-4, Class D, 4.950%, 1/15/32	2,008,421
217,644	TAL Advantage VII LLC, Ser 2020-1A, Class A, 144a, 2.050%, 9/20/45	208,398
990,000	Textainer Marine Containers, Ltd. (China), Ser 2021-3A, Class A, 144a, 1.940%, 8/20/46	888,057
1,400,000	Towd Point Mortgage Trust, Ser 2015-6, Class B1, 144a, 3.754%, 4/25/55(A)(C)	1,368,789
1,140,000	Towd Point Mortgage Trust, Ser 2019-4, Class M1B, 144a, 3.000%, 10/25/59(A)(C)	971,711
825,000	Westlake Automobile Receivables Trust, Ser 2025-3A, Class C, 144a, 4.680%, 7/15/31	827,338
	Total Asset-Backed Securities	$14,077,565
	Commercial Mortgage-Backed Securities — 1.3%
28,899,417	BANK, Ser 2019-BN21, Class XA, 0.826%, 10/17/52(A)(C)(D)	711,148

Touchstone Balanced Fund (Unaudited) (Continued)
Principal Amount		MarketValue
	Commercial Mortgage-Backed Securities — 1.3% (Continued)
$ 1,150,000	BANK, Ser 2022-BNK39, Class A4, 2.928%, 2/15/55(A)(C)	$ 1,049,517
670,000	BBCMS Mortgage Trust, Ser 2024-5C27, Class AS, 6.410%, 7/15/57(A)(C)	705,302
780,000	BMO Mortgage Trust, Ser 2025-5C10, Class B, 6.445%, 5/15/58(A)(C)	813,881
1,500,000	BX Commercial Mortgage Trust, Ser 2020-VIV3, Class B, 144a, 3.544%, 3/9/44(A)(C)	1,422,659
925,000	BX Trust, Ser 2025-ARIA, Class C, 144a, 5.517%, 12/13/42(A)(C)	932,164
390,000	Citigroup Commercial Mortgage Trust, Ser 2017-P8, Class AS, 3.789%, 9/15/50(A)(C)	367,717
1,220,000	COMM Mortgage Trust, Ser 2018-HOME, Class A, 144a, 3.815%, 4/10/33(A)(C)	1,201,612
700,000	GS Mortgage Securities Trust, Ser 2017-FARM, Class B, 144a, 3.541%, 1/10/43(A)(C)	623,602
1,000,000	HONO Mortgage Trust, Ser 2021-LULU, Class B, 144a, (TSFR1M + 1.564%), 5.315%, 10/15/36(A)	985,099
665,000	JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Class AS, 4.065%, 11/15/47	645,096
500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-MINN, Class A, 144a, (TSFR1M + 1.317%), 5.067%, 11/15/35(A)	481,376
825,000	SG Commercial Mortgage Securities Trust, Ser 2019-787E, Class A, 144a, 4.163%, 2/15/41	802,788
435,000	UBS Commercial Mortgage Trust, Ser 2017-C1, Class AS, 3.724%, 6/15/50	426,823
1,350,000	VEGAS Trust, Ser 2024-TI, Class A, 144a, 5.518%, 11/10/39	1,368,438
770,000	Wells Fargo Commercial Mortgage Trust, Ser 2018-AUS, Class B, 144a, 4.058%, 8/17/36(A)(C)	753,123
	Total Commercial Mortgage-Backed Securities	$13,290,345
	Sovereign Government Obligations — 0.2%
834,000	Chile Government International Bond, 3.100%, 1/22/61	516,163
1,034,000	Mexico Government International Bond, 3.771%, 5/24/61	636,427
870,000	Republic of Poland Government International Bond, 5.500%, 3/18/54	833,169
	Total Sovereign Government Obligations	$1,985,759
Shares
	Short-Term Investment Funds — 2.1%
13,333,733	Dreyfus Government Cash Management, Institutional Shares, 3.65%∞Ω	13,333,733
7,548,137	Invesco Government & Agency Portfolio, Institutional Class, 3.68%∞Ω**	7,548,137
	Total Short-Term Investment Funds	$20,881,870
	Total Investment Securities—100.5% (Cost $674,373,717)	$1,009,044,358
	Liabilities in Excess of Other Assets — (0.5%)	(5,166,433)
	Net Assets — 100.0%	$1,003,877,925
(A)	Variable rate security - Rate reflected is the rate in effect as of December 31, 2025.
(B)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(D)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2025 was $310,597.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2025.
Portfolio Abbreviations:
ADR – American Depositary Receipt
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
IO – Interest Only
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, these securities were valued at $93,509,389 or 9.3% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$644,308,976	$—	$—	$644,308,976
Corporate Bonds	—	139,544,597	—	139,544,597
U.S. Treasury Obligations	—	94,694,209	—	94,694,209
U.S. Government Mortgage-Backed Obligations	—	37,930,055	—	37,930,055
Non-Agency Collateralized Mortgage Obligations	—	27,731,631	—	27,731,631
Agency Collateralized Mortgage Obligations	—	14,599,351	—	14,599,351
Asset-Backed Securities	—	14,077,565	—	14,077,565
Commercial Mortgage-Backed Securities	—	13,290,345	—	13,290,345
Sovereign Government Obligations	—	1,985,759	—	1,985,759
Short-Term Investment Funds	20,881,870	—	—	20,881,870
Total	$665,190,846	$343,853,512	$—	$1,009,044,358
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Core Municipal Bond Fund – December 31, 2025 (Unaudited)
Principal Amount		Market Value
	Fixed Rate Revenue Bonds – 69.5%
$500,000	Arizona Board of Regents, Revenue, 5.000%, 08/01/54	$ 517,013
500,000	Barry County, MO, COP, 5.000%, 10/01/37	526,823
500,000	Black Belt Energy Gas District, Revenue Ser A, 5.250%, 05/01/56	516,091
500,000	Central Plains Energy Project, Revenue Ser A1, 5.000%, 08/01/55	532,805
500,000	Chicago O'Hare International Airport, Revenue Ser A, 5.000%, 01/01/31	510,121
500,000	Chicago O'Hare International Airport, Revenue Ser C, 5.250%, 01/01/54	524,294
450,000	City of Erie Higher Education Building Authority, Revenue, 5.000%, 05/01/47	418,510
500,000	Colorado Health Fac. Auth., Revenue, 5.000%, 11/01/28	527,866
500,000	Colorado Health Fac. Auth., Revenue, 5.000%, 05/15/30	513,400
500,000	Connecticut State Health & Educational Fac. Auth., Revenue, 5.000%, 07/01/48	510,103
500,000	County of Miami-Dade FL Transit System, Revenue Ser A, 4.000%, 07/01/49	445,241
500,000	Duluth Economic Development Auth., Revenue EDR, 5.000%, 06/15/32	563,693
535,000	Eagle River Water & Sanitation District Wastewater Revenue Ser A, 4.000%, 12/01/45	519,288
500,000	Energy Southeast A Cooperative District, Revenue Ser A, 5.000%, 11/01/35	529,766
500,000	Florida Development Finance Corp., Revenue Ser A, 5.000%, 06/15/30	510,318
500,000	Greater Jasper School Building Corp., Revenue, 5.000%, 07/15/29	529,330
510,000	Greater Texas Cultural Education Fac. Finance Corp., Revenue, 5.000%, 03/01/28	534,518
350,000	Guam Power Auth., Revenue Ser A, 5.000%, 10/01/26	355,116
500,000	Hamilton County, OH, 5.000%, 08/15/40	529,739
465,000	Harris County Cultural Education Fac. Finance Corp., Revenue Ser A, 5.000%, 07/01/52	475,815
500,000	Health Care Auth. for Baptist Health/The, Revenue Ser A, 5.000%, 11/15/32	548,943
500,000	Hospitals & Higher Education Fac. Auth. of Philadelphia/The, Revenue, 5.000%, 07/01/37	544,130
500,000	Illinois Finance Auth., Revenue Ser A, 5.000%, 08/15/47	510,003
500,000	Indiana Finance Auth., Revenue Ser A, 5.750%, 03/01/54	523,152
500,000	Iowa Higher Education Loan Auth., Revenue, 5.375%, 10/01/52	507,837
500,000	Kentucky Public Energy Auth., Revenue Ser 1, 4.000%, 02/01/30	509,743
500,000	Louisiana Local Government Environmental Fac. & Community Development Auth, Revenue, 5.000%, 08/15/30	515,974
500,000	Main Street Natural Gas, Inc., Revenue Ser B, 5.000%, 12/01/54	534,997
500,000	Massachusetts Development Finance Agency, Revenue, 5.000%, 01/01/35	546,682
500,000	Metropolitan Government Nashville & Davidson County Sports Auth., Revenue Ser A, 5.250%, 07/01/53	520,585
500,000	Michigan Finance Authority, Revenue Ser C, 5.000%, 06/01/32	541,272
500,000	Missouri Joint Municipal Electric Utility Commission, Revenue, 5.000%, 12/01/36	556,363
500,000	Montrose Redevelopment Auth., 5.000%, 09/01/26	508,034
500,000	Municipal Electric Authority of Georgia Ser A, 5.000%, 07/01/52	504,746
500,000	New Jersey Economic Development Auth., Revenue EDR, 5.000%, 03/01/28	525,370
Principal Amount		Market Value
	Fixed Rate Revenue Bonds – 69.5% (Continued)
$500,000	New Jersey Transportation Trust Fund Authority, Revenue Ser AA, 5.000%, 06/15/45	$ 515,973
500,000	New York City Transitional Finance Auth., Future Tax Secured Revenue Ser D, 5.000%, 05/01/50	515,262
500,000	New York State Dormitory Auth., Revenue, 5.000%, 07/01/29	497,294
500,000	Newark Higher Education Finance Corp., Revenue Ser A, 4.000%, 04/01/57	417,298
500,000	Ohio Higher Educational Fac. Commission, 5.000%, 03/01/34	506,899
500,000	Ohio State University/The, Revenue Ser A, 3.000%, 12/01/44	402,449
500,000	Pennsylvania Higher Educational Fac. Auth., Revenue Ser A, 5.000%, 05/01/32	540,467
500,000	Public Utility District No. 1 of Benton County, Revenue, 5.000%, 11/01/28	509,146
500,000	Pulaski County, AR, Revenue, 5.250%, 03/01/53	520,578
500,000	Regional Transportation District, Revenue Ser A, 5.000%, 01/15/29	524,676
500,000	Regional Transportation District, Revenue Ser A, 5.000%, 01/15/31	539,658
500,000	Rock Hill , SC, Combined Utility System Revenue Ser A, 5.000%, 01/01/54	512,984
500,000	St Lucie County School Board, COP Ser A, 5.000%, 07/01/48	514,862
510,000	State Board of Higher Education of the State of North Dakota, Revenue Ser A, 5.000%, 04/01/29	523,981
500,000	State of Illinois Sales Tax Revenue Ser B, 5.000%, 06/15/33	522,376
500,000	State of Louisiana Gasoline & Fuels Tax Revenue Ser A, 4.000%, 05/01/40	506,273
500,000	Tobacco Settlement Financing Corp, Revenue Ser A, 5.000%, 06/01/30	523,664
500,000	Town of Upland, Revenue EDR, 4.000%, 09/01/43	464,837
500,000	Troy Capital Resource Corp., Revenue, 5.000%, 09/01/30	544,728
500,000	Westmoreland County Municipal Auth., Revenue, 5.000%, 08/15/49	520,636
500,000	Westmoreland County Municipal Auth., Revenue Ser A, 4.125%, 08/15/41	503,605
500,000	Williamsburg LSD, COP, 5.250%, 12/15/53	515,550
500,000	Wisconsin Health & Educational Fac. Auth., Revenue, 5.000%, 03/15/53	466,349
	Total Fixed Rate Revenue Bonds	$29,597,226
	General Obligation Bonds – 27.6%
500,000	Aubrey, TX, LTGO Ser A, 5.000%, 02/15/42	530,670
500,000	Bee Cave, TX, LTGO, 5.000%, 09/01/36	564,765
500,000	Chicago Board of Education, UTGO Ser A, 4.000%, 12/01/47	389,323
500,000	Chicago, IL, UTGO Ser A, 5.000%, 01/01/34	525,296
500,000	Clark County School District, LTGO, 4.000%, 06/15/42	491,563
500,000	Cook County School District No 27, LTGO Ser B, 4.250%, 12/01/50	471,111
500,000	Decatur, TX, LTGO, 5.000%, 03/01/54	513,599
500,000	Harris County Hospital District, LTGO, 5.000%, 02/15/55	517,439
615,000	Harris County Water Control & Improvement District No 159, UTGO, 4.000%, 03/01/48	562,456
500,000	Harris County, TX, LTGO Ser A, 5.000%, 09/15/54	522,008
500,000	Hudsonville Public Schools, UTGO, 5.000%, 05/01/53	517,009
500,000	Jackson, MS, UTGO, 5.000%, 03/01/28	505,427
500,000	L'Anse Creuse Public Schools, UTGO Ser I, 5.000%, 05/01/49	523,767
500,000	North Pine Vistas Metropolitan District No 2, LTGO, 5.250%, 12/01/42	534,599

Touchstone Core Municipal Bond Fund (Unaudited) (Continued)
Principal Amount		Market Value
	General Obligation Bonds – 27.6% (Continued)
$500,000	Pearland Independent School District, UTGO, 4.250%, 02/15/50	$ 497,129
500,000	Pittsburgh School District, LTGO, 4.200%, 09/01/42	500,926
500,000	Prosper Independent School District, UTGO, 4.000%, 02/15/53	516,557
450,000	School District of Philadelphia/The, LTGO Ser B, 5.000%, 09/01/30	494,373
500,000	Smith County, TX, UTGO, 5.000%, 08/15/36	577,340
500,000	St Louis, MO, UTGO Ser A, 5.000%, 02/15/43	531,537
500,000	State of Illinois, UTGO Ser B, 5.500%, 05/01/47	523,990
500,000	Village of Orland Park, UTGO, 4.000%, 12/01/47	461,490
500,000	Will County, IL, UTGO Ser B, 4.125%, 11/15/42	494,167
	Total General Obligation Bonds	$11,766,541
Shares
	Short-Term Investment Fund — 1.8%
761,383	Dreyfus Government Cash Management Institutional Shares, 3.65%∞Ω	761,383
	Total Investment Securities—98.9% (Cost $42,521,867)	$42,125,150
	Other Assets in Excess of Liabilities — 1.1%	$459,367
	Net Assets — 100.0%	$42,584,517
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2025.
Portfolio Abbreviations:
COP–Certificates of Participation
EDR–Economic Development Revenue
LSD–Local School District
LTGO–Limited Tax General Obligation
UTGO–Unlimited Tax General Obligation
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$41,363,767	$—	$41,363,767
Short-Term Investment Fund	761,383	—	—	761,383
Total	$761,383	$41,363,767	$—	$42,125,150
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone International Value Fund – December 31, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 97.8%
	Japan — 15.5%
	Consumer Discretionary — 4.3%
171,300	Honda Motor Co. Ltd.	$ 1,681,254
140,300	Panasonic Holdings Corp.	1,818,855
75,500	Sankyo Co. Ltd.	1,225,432
100,900	Sumitomo Rubber Industries Ltd.	1,559,787
	Financials — 1.3%
181,800	Japan Post Holdings Co. Ltd.	1,918,247
	Health Care — 1.1%
43,700	Nippon Shinyaku Co. Ltd.	1,574,710
	Industrials — 6.1%
49,300	Komatsu Ltd.	1,564,410
95,800	NGK Insulators Ltd.	2,055,798
84,000	NIPPON EXPRESS HOLDINGS, Inc.	1,797,818
63,440	Sojitz Corp.	1,972,975
48,000	Sumitomo Corp.	1,661,400
	Information Technology — 2.7%
67,800	Brother Industries Ltd.	1,354,490
45,100	Canon, Inc.	1,334,446
13,100	SCREEN Holdings Co. Ltd.	1,275,997
	Total Japan	22,795,619
	Canada — 8.8%
	Energy — 1.0%
17,500	Imperial Oil Ltd.	1,511,894
	Financials — 2.7%
53,900	Manulife Financial Corp.	1,957,215
35,900	Power Corp. of Canada	1,908,058
	Industrials — 1.0%
27,600	Finning International, Inc.	1,495,473
	Information Technology — 1.2%
53,500	Open Text Corp.	1,742,341
	Materials — 2.9%
76,600	DPM Metals, Inc.	2,367,398
31,100	Nutrien Ltd.	1,919,633
	Total Canada	12,902,012
	South Korea — 7.1%
	Communication Services — 1.0%
138,500	LG Uplus Corp.	1,415,237
	Consumer Discretionary — 1.0%
17,300	Kia Corp.	1,466,582
	Financials — 0.9%
14,800	DB Insurance Co. Ltd.	1,343,901
	Industrials — 2.1%
12,200	SK Square Co. Ltd.*	3,106,832
	Information Technology — 2.1%
36,530	Samsung Electronics Co. Ltd.	3,061,758
	Total South Korea	10,394,310
	United Kingdom — 7.1%
	Consumer Staples — 2.4%
31,600	Imperial Brands PLC	1,326,890
360,400	Tesco PLC	2,143,237
	Financials — 4.7%
194,800	HSBC Holdings PLC	3,065,361
Shares		Market Value
	Common Stocks — 97.8% (Continued)
	United Kingdom — (Continued)
	Financials — (Continued)
225,300	Investec PLC	$ 1,674,868
248,100	NatWest Group PLC	2,176,403
	Total United Kingdom	10,386,759
	France — 6.4%
	Energy — 1.5%
34,100	TotalEnergies SE	2,223,252
	Financials — 1.7%
25,900	BNP Paribas SA	2,450,323
	Health Care — 1.0%
15,300	Sanofi SA	1,480,355
	Real Estate — 1.1%
42,600	Klepierre SA REIT	1,685,482
	Utilities — 1.1%
41,100	Rubis SCA	1,543,200
	Total France	9,382,612
	China — 6.2%
	Consumer Discretionary — 1.8%
103,500	JD.com, Inc. - Class A	1,488,251
70,700	Vipshop Holdings Ltd. ADR	1,250,683
	Energy — 1.2%
1,650,000	PetroChina Co. Ltd. Class H	1,778,534
	Financials — 0.5%
795,000	People's Insurance Co. Group of China Ltd. (The) Class H	690,614
	Health Care — 0.7%
287,200	Livzon Pharmaceutical Group, Inc. Class H	1,052,455
	Industrials — 1.1%
646,000	Weichai Power Co. Ltd. Class H	1,567,722
	Information Technology — 0.9%
353,500	Kingboard Holdings Ltd.	1,335,262
	Total China	9,163,521
	Germany — 5.0%
	Consumer Discretionary — 1.1%
23,700	Mercedes-Benz Group AG	1,642,934
	Financials — 1.4%
51,200	Deutsche Bank AG	1,973,204
	Health Care — 1.5%
51,300	Bayer AG	2,225,176
	Industrials — 1.0%
33,900	Daimler Truck Holding AG	1,468,295
	Total Germany	7,309,609
	India — 4.1%
	Energy — 1.4%
240,700	Coal India Ltd.	1,069,217
320,400	Petronet LNG Ltd.	1,012,709
	Financials — 1.4%
1,185,300	Canara Bank	2,044,215
	Materials — 1.3%
533,300	National Aluminium Co. Ltd.	1,863,867
	Total India	5,990,008

Touchstone International Value Fund (Unaudited) (Continued)
Shares		Market Value
	Common Stocks — 97.8% (Continued)
	Taiwan — 4.1%
	Information Technology — 4.1%
1,275,000	Compal Electronics, Inc.	$ 1,231,597
96,000	Genius Electronic Optical Co. Ltd.	1,369,312
267,000	Hon Hai Precision Industry Co. Ltd.	1,957,197
901,000	United Microelectronics Corp.	1,406,989
	Total Taiwan	5,965,095
	Netherlands — 3.9%
	Energy — 1.2%
47,200	Shell PLC	1,739,426
	Financials — 2.7%
58,800	ABN AMRO Bank NV, 144a	2,054,407
24,700	NN Group NV	1,905,473
	Total Netherlands	5,699,306
	Australia — 3.7%
	Financials — 1.1%
122,200	QBE Insurance Group Ltd.	1,617,860
	Industrials — 1.4%
289,900	Qantas Airways Ltd.	2,002,828
	Materials — 1.2%
18,800	Rio Tinto Ltd.	1,834,047
	Total Australia	5,454,735
	Italy — 3.6%
	Consumer Discretionary — 0.9%
187,300	Pirelli & C SpA, 144a	1,279,018
	Financials — 1.3%
23,400	UniCredit SpA	1,938,145
	Industrials — 0.3%
21,900	Iveco Group NV	479,587
	Materials — 1.1%
26,400	Buzzi SpA	1,595,909
	Total Italy	5,292,659
	Switzerland — 2.6%
	Health Care — 2.6%
27,600	Novartis AG	3,803,169
	South Africa — 2.2%
	Consumer Discretionary — 1.1%
24,845	Naspers Ltd. Class N	1,656,951
	Materials — 1.1%
75,300	Harmony Gold Mining Co. Ltd.	1,510,676
	Total South Africa	3,167,627
	Hong Kong — 2.0%
	Consumer Staples — 1.1%
1,447,900	WH Group Ltd., 144a	1,612,981
	Health Care — 0.9%
940,000	United Laboratories International Holdings Ltd. (The)†	1,401,568
	Total Hong Kong	3,014,549
	United States — 1.9%
	Health Care — 1.9%
114,500	GSK PLC	2,807,221
	Denmark — 1.5%
	Financials — 1.5%
45,400	Danske Bank A/S	2,267,108
Shares		Market Value
	Common Stocks — 97.8% (Continued)
	Spain — 1.5%
	Financials — 1.5%
191,700	Banco Santander SA	$ 2,256,403
	Austria — 1.4%
	Financials — 1.4%
17,300	Erste Group Bank AG	2,074,434
	Sweden — 1.4%
	Information Technology — 1.4%
207,700	Telefonaktiebolaget LM Ericsson - Class B	2,021,345
	Brazil — 1.2%
	Materials — 1.2%
138,600	Vale SA	1,809,711
	Mexico — 1.2%
	Consumer Staples — 1.2%
815,400	Kimberly-Clark de Mexico SAB de CV - Class A	1,739,248
	Norway — 1.2%
	Financials — 1.2%
62,400	DNB Bank ASA	1,738,513
	Belgium — 1.1%
	Financials — 1.1%
23,900	Ageas SA	1,674,456
	Greece — 1.1%
	Communication Services — 1.1%
80,700	Hellenic Telecommunications Organization SA	1,598,980
	Malaysia — 1.1%
	Financials — 1.1%
765,300	CIMB Group Holdings Bhd	1,554,108
	Indonesia — 0.9%
	Utilities — 0.9%
11,771,900	Perusahaan Gas Negara Tbk PT	1,345,177
	Total Common Stocks	$143,608,294
	Short-Term Investment Funds — 0.3%
41,377	Dreyfus Government Cash Management, Institutional Shares, 3.65%∞Ω	41,377
388,875	Invesco Government & Agency Portfolio, Institutional Class, 3.68%∞Ω**	388,875
	Total Short-Term Investment Funds	$430,252
	Total Investment Securities — 98.1% (Cost $109,837,850)	$144,038,546
	Other Assets in Excess of Liabilities — 1.9%	2,833,100
	Net Assets — 100.0%	$146,871,646
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2025 was $362,390.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2025.

Touchstone International Value Fund (Unaudited) (Continued)
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2025, these securities were valued at $4,946,406 or 3.4% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Japan	$—	$22,795,619	$—	$22,795,619
Canada	12,902,012	—	—	12,902,012
South Korea	1,415,237	8,979,073	—	10,394,310
United Kingdom	1,674,868	8,711,891	—	10,386,759
France	—	9,382,612	—	9,382,612
China	2,303,138	6,860,383	—	9,163,521
Germany	—	7,309,609	—	7,309,609
India	—	5,990,008	—	5,990,008
Taiwan	—	5,965,095	—	5,965,095
Netherlands	—	5,699,306	—	5,699,306
Australia	—	5,454,735	—	5,454,735
Italy	—	5,292,659	—	5,292,659
Switzerland	—	3,803,169	—	3,803,169
South Africa	—	3,167,627	—	3,167,627
Hong Kong	—	3,014,549	—	3,014,549
United States	—	2,807,221	—	2,807,221
Denmark	—	2,267,108	—	2,267,108
Spain	—	2,256,403	—	2,256,403
Austria	—	2,074,434	—	2,074,434
Sweden	—	2,021,345	—	2,021,345
Brazil	—	1,809,711	—	1,809,711
Mexico	1,739,248	—	—	1,739,248
Norway	—	1,738,513	—	1,738,513
Belgium	—	1,674,456	—	1,674,456
Greece	1,598,980	—	—	1,598,980
Malaysia	—	1,554,108	—	1,554,108
Indonesia	—	1,345,177	—	1,345,177
Short-Term Investment Funds	430,252	—	—	430,252
Total	$22,063,735	$121,974,811	$—	$144,038,546
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Large Cap Focused Fund – December 31, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 100.2%
	Information Technology — 33.8%
965,822	Apple, Inc.	$ 262,568,369
218,976	Applied Materials, Inc.	56,274,642
743,528	Microsoft Corp.	359,585,011
1,243,805	NVIDIA Corp.	231,969,633
361,163	Oracle Corp.	70,394,280
273,284	Salesforce, Inc.	72,395,665
277,183	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	84,233,142
296,182	Texas Instruments, Inc.	51,384,615
190,221	Workday, Inc. - Class A*	40,855,666
		1,229,661,023
	Communication Services — 17.9%
1,057,271	Alphabet, Inc. - Class C	331,771,640
1,034,614	Comcast Corp. - Class A	30,924,613
362,691	Meta Platforms, Inc. - Class A	239,408,702
169,280	Netflix, Inc.*	15,871,693
286,790	Walt Disney Co. (The)	32,628,098
		650,604,746
	Financials — 14.3%
1,968,763	Bank of America Corp.	108,281,965
112,872	Berkshire Hathaway, Inc. - Class B*	56,735,111
812,560	Charles Schwab Corp. (The)	81,182,870
64,004	Goldman Sachs Group, Inc. (The)	56,259,516
109,664	LPL Financial Holdings, Inc.	39,168,691
36,350	Markel Group, Inc.*	78,139,777
282,293	Visa, Inc. - Class A	99,002,978
		518,770,908
	Health Care — 10.1%
310,369	Becton Dickinson & Co.	60,233,312
329,786	BioMarin Pharmaceutical, Inc.*	19,599,182
825,047	Bristol-Myers Squibb Co.	44,503,035
85,089	HCA Healthcare, Inc.	39,724,651
388,638	Johnson & Johnson	80,428,634
775,587	Medtronic PLC	74,502,887
145,870	UnitedHealth Group, Inc.	48,153,146
		367,144,847
	Consumer Discretionary — 9.0%
432,766	Airbnb, Inc. - Class A*	58,735,002
948,364	Amazon.com, Inc.*	218,901,378
457,236	Las Vegas Sands Corp.	29,761,491
231,108	Starbucks Corp.	19,461,605
		326,859,476
	Industrials — 6.8%
330,248	Boeing Co. (The)*	71,703,446
79,557	Deere & Co.	37,039,352
72,234	Hubbell, Inc.	32,079,842
Shares		Market Value
	Common Stocks — 100.2% (Continued)
	Industrials — 6.8% (Continued)
597,739	SS&C Technologies Holdings, Inc.	$ 52,254,343
341,064	Stanley Black & Decker, Inc.	25,334,234
349,931	Uber Technologies, Inc.*	28,592,862
		247,004,079
	Consumer Staples — 3.9%
171,679	Diageo PLC (United Kingdom) ADR	14,810,747
506,791	Monster Beverage Corp.*	38,855,666
559,197	Philip Morris International, Inc.	89,695,199
		143,361,612
	Energy — 2.0%
614,529	Exxon Mobil Corp.	73,952,420
	Real Estate — 1.7%
188,994	Jones Lang LaSalle, Inc.*	63,590,811
	Materials — 0.7%
361,806	International Flavors & Fragrances, Inc.	24,382,106
	Total Common Stocks	$3,645,332,028
	Short-Term Investment Fund — 0.8%
28,404,876	Dreyfus Government Cash Management, Institutional Shares, 3.65%∞Ω	28,404,876
	Total Investment Securities—101.0% (Cost $1,625,695,995)	$3,673,736,904
	Liabilities in Excess of Other Assets — (1.0%)	(35,183,738)
	Net Assets — 100.0%	$3,638,553,166
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2025.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$3,645,332,028	$—	$—	$3,645,332,028
Short-Term Investment Fund	28,404,876	—	—	28,404,876
Total	$3,673,736,904	$—	$—	$3,673,736,904
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Large Cap Fund – December 31, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 98.8%
	Financials — 30.5%
41,005	Berkshire Hathaway, Inc. - Class B*	$ 20,611,163
11,506	Blackrock, Inc.	12,315,332
127,407	Charles Schwab Corp. (The)	12,729,234
39,258	Chubb Ltd.	12,253,207
168,459	Equitable Holdings, Inc.	8,027,071
58,850	Progressive Corp. (The)	13,401,322
38,439	Visa, Inc. - Class A	13,480,942
		92,818,271
	Information Technology — 15.7%
76,768	Apple, Inc.	20,870,149
82,325	Entegris, Inc.	6,935,881
52,828	TE Connectivity PLC (Switzerland)	12,018,898
46,683	Texas Instruments, Inc.	8,099,034
		47,923,962
	Industrials — 14.6%
30,776	FedEx Corp.	8,889,955
51,940	Norfolk Southern Corp.	14,996,117
49,889	Old Dominion Freight Line, Inc.	7,822,595
59,956	Republic Services, Inc.	12,706,475
		44,415,142
	Materials — 10.4%
44,272	Air Products & Chemicals, Inc.	10,936,069
16,157	Martin Marietta Materials, Inc.	10,060,318
15,638	NewMarket Corp.	10,747,372
		31,743,759
	Communication Services — 9.8%
95,001	Alphabet, Inc. - Class C	29,811,314
	Consumer Staples — 6.9%
136,222	Altria Group, Inc.	7,854,560
72,274	Church & Dwight Co., Inc.	6,060,175
70,154	Nestle SA (Switzerland) ADR	6,929,812
		20,844,547
	Consumer Discretionary — 6.2%
22,200	Lowe's Cos., Inc.	5,353,752
75,068	O'Reilly Automotive, Inc.*	6,846,952
79,969	Starbucks Corp.	6,734,190
		18,934,894
Shares		Market Value
	Common Stocks — 98.8% (Continued)
	Health Care — 2.4%
35,874	Johnson & Johnson	$ 7,424,124
	Energy — 2.3%
45,239	Chevron Corp.	6,894,876
	Total Common Stocks	$300,810,889
	Short-Term Investment Fund — 1.2%
3,548,350	Dreyfus Government Cash Management, Institutional Shares, 3.65%∞Ω	3,548,350
	Total Investment Securities—100.0% (Cost $163,169,139)	$304,359,239
	Liabilities in Excess of Other Assets — (0.0%)	(26,015)
	Net Assets — 100.0%	$304,333,224
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2025.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$300,810,889	$—	$—	$300,810,889
Short-Term Investment Fund	3,548,350	—	—	3,548,350
Total	$304,359,239	$—	$—	$304,359,239
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Large Company Growth Fund – December 31, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 99.8%
	Information Technology — 47.8%
58,223	Arista Networks, Inc.*	$ 7,628,960
7,812	Autodesk, Inc.*	2,312,430
26,423	Broadcom, Inc.	9,145,000
7,002	Cadence Design Systems, Inc.*	2,188,685
10,096	Intuit, Inc.	6,687,792
39,048	Microsoft Corp.	18,884,394
143,537	NVIDIA Corp.	26,769,651
14,832	Oracle Corp.	2,890,905
8,984	ServiceNow, Inc.*	1,376,259
		77,884,076
	Communication Services — 18.5%
41,396	Alphabet, Inc. - Class A	12,956,948
11,761	Meta Platforms, Inc. - Class A	7,763,319
40,785	Netflix, Inc.*	3,824,002
59,332	Pinterest, Inc. - Class A*	1,536,105
18,108	Reddit, Inc. - Class A*	4,162,486
		30,242,860
	Industrials — 14.2%
7,057	GE Vernova, Inc.	4,612,243
15,480	General Electric Co.	4,768,304
28,538	Howmet Aerospace, Inc.	5,850,861
12,230	Siemens Energy AG (Germany) ADR*	1,714,035
75,058	Uber Technologies, Inc.*	6,132,989
		23,078,432
	Consumer Discretionary — 9.8%
54,718	Amazon.com, Inc.*	12,630,009
614	Booking Holdings, Inc.	3,288,172
		15,918,181
	Financials — 5.0%
6,160	Mastercard, Inc. - Class A	3,516,621
13,291	Visa, Inc. - Class A	4,661,286
		8,177,907
Shares		Market Value
	Common Stocks — 99.8% (Continued)
	Health Care — 4.5%
19,822	Abbott Laboratories	$ 2,483,499
72,728	DexCom, Inc.*	4,826,957
		7,310,456
	Total Common Stocks	$162,611,912
	Short-Term Investment Fund — 0.3%
541,013	Dreyfus Government Cash Management, Institutional Shares, 3.65%∞Ω	541,013
	Total Investment Securities—100.1% (Cost $81,759,608)	$163,152,925
	Liabilities in Excess of Other Assets — (0.1%)	(145,626)
	Net Assets — 100.0%	$163,007,299
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2025.
Portfolio Abbreviations:
ADR – American Depositary Receipt
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$162,611,912	$—	$—	$162,611,912
Short-Term Investment Fund	541,013	—	—	541,013
Total	$163,152,925	$—	$—	$163,152,925
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Small Company Fund – December 31, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 99.3%
	Health Care — 20.9%
250,851	Bio-Techne Corp.	$ 14,752,547
1,745,913	Certara, Inc.*	15,381,494
39,682	Chemed Corp.	16,978,341
350,384	Doximity, Inc. - Class A*	15,515,004
201,953	Encompass Health Corp.	21,435,291
125,181	Ensign Group, Inc. (The)	21,806,530
244,697	Globus Medical, Inc. - Class A*	21,364,495
544,170	Haemonetics Corp.*	43,615,225
380,292	LivaNova PLC*	23,399,367
246,118	Merit Medical Systems, Inc.*	21,692,841
1,102,341	Option Care Health, Inc.*	35,120,584
1,396,420	Progyny, Inc.*	35,860,066
491,310	Waystar Holding Corp.*	16,090,402
		303,012,187
	Information Technology — 20.4%
65,216	Advanced Energy Industries, Inc.	13,654,274
732,647	Box, Inc. - Class A*	21,913,472
2,650,415	CCC Intelligent Solutions Holdings, Inc.*†	21,070,799
95,033	Ciena Corp.*	22,225,368
127,673	CommVault Systems, Inc.*	16,005,087
1,390,119	DoubleVerify Holdings, Inc.*	15,902,961
465,807	Kulicke & Soffa Industries, Inc. (Singapore)	21,222,167
1,068,160	LiveRamp Holdings, Inc.*	31,371,859
125,651	Onto Innovation, Inc.*	19,835,267
221,060	Q2 Holdings, Inc.*	15,951,690
159,495	Qualys, Inc.*	21,196,885
991,768	RingCentral, Inc. - Class A*	28,642,260
172,982	SPS Commerce, Inc.*	15,417,886
173,290	Tower Semiconductor Ltd. (Israel)*	20,347,712
526,560	Zeta Global Holdings Corp. - Class A*	10,715,496
		295,473,183
	Industrials — 17.2%
31,235	CACI International, Inc. - Class A*	16,642,320
70,275	Clean Harbors, Inc.*	16,478,082
83,022	Crane Co.	15,311,747
27,339	Curtiss-Wright Corp.	15,071,170
107,538	ESCO Technologies, Inc.	21,011,850
542,129	ExlService Holdings, Inc.*	23,007,955
189,779	Federal Signal Corp.	20,608,102
218,820	Franklin Electric Co., Inc.	20,903,875
226,008	Hexcel Corp.	16,701,991
97,876	ITT, Inc.	16,982,465
358,578	KBR, Inc.	14,414,836
263,673	MAXIMUS, Inc.	22,760,253
178,109	Nextpower, Inc. - Class A*	15,515,075
299,815	Zurn Elkay Water Solutions Corp.	13,938,399
		249,348,120
	Consumer Discretionary — 14.3%
240,936	Champion Homes, Inc.*	20,359,092
170,130	Crocs, Inc.*	14,549,518
348,725	Frontdoor, Inc.*	20,117,945
119,585	Grand Canyon Education, Inc.*	19,888,181
171,017	LCI Industries	20,751,203
509,999	Malibu Boats, Inc. - Class A*	14,387,072
214,206	PVH Corp.	14,356,086
342,154	Steven Madden Ltd.	14,247,293
283,793	Stride, Inc.*	18,426,679
106,372	Texas Roadhouse, Inc.	17,657,752
Shares		Market Value
	Common Stocks — 99.3% (Continued)
	Consumer Discretionary — 14.3% (Continued)
34,218	TopBuild Corp.*	$ 14,275,407
397,346	YETI Holdings, Inc.*	17,550,773
		206,567,001
	Financials — 9.4%
341,050	Ameris Bancorp	25,329,783
464,204	Atlantic Union Bankshares Corp.	16,386,401
60,472	Evercore, Inc. - Class A	20,575,598
1,570,979	FNB Corp.	26,863,741
535,483	Home BancShares, Inc.	14,875,718
166,121	SouthState Bank Corp.	15,633,647
265,253	Webster Financial Corp.	16,695,024
		136,359,912
	Energy — 6.1%
472,876	Cactus, Inc. - Class A	21,600,976
83,450	Gulfport Energy Corp.*	17,356,765
371,390	HF Sinclair Corp.	17,113,651
656,053	Oceaneering International, Inc.*	15,764,954
333,770	Tidewater, Inc.*	16,858,723
		88,695,069
	Real Estate — 6.0%
298,111	Agree Realty Corp. REIT†	21,472,935
151,254	Colliers International Group, Inc. (Canada)	22,235,851
763,281	COPT Defense Properties REIT	21,219,212
582,720	STAG Industrial, Inc. REIT	21,420,787
		86,348,785
	Communication Services — 3.0%
769,456	Cargurus, Inc.*	29,508,638
408,995	Ziff Davis, Inc.*	14,376,174
		43,884,812
	Materials — 2.0%
69,451	Eagle Materials, Inc.	14,354,133
374,753	Silgan Holdings, Inc.†	15,128,778
		29,482,911
	Total Common Stocks	$1,439,171,980
	Short-Term Investment Funds — 0.8%
10,463,975	Dreyfus Government Cash Management, Institutional Shares, 3.65%∞Ω	10,463,975
1,076,387	Invesco Government & Agency Portfolio, Institutional Class, 3.68%∞Ω**	1,076,387
	Total Short-Term Investment Funds	$11,540,362
	Total Investment Securities—100.1% (Cost $1,108,328,510)	$1,450,712,342
	Liabilities in Excess of Other Assets — (0.1%)	(1,890,392)
	Net Assets — 100.0%	$1,448,821,950
*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of December 31, 2025 was $1,041,734.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2025.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust

Touchstone Small Company Fund (Unaudited) (Continued)
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,439,171,980	$—	$—	$1,439,171,980
Short-Term Investment Funds	11,540,362	—	—	11,540,362
Total	$1,450,712,342	$—	$—	$1,450,712,342
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Value Fund – December 31, 2025 (Unaudited)
Shares		Market Value
	Common Stocks — 97.4%
	Financials — 23.4%
35,601	American Express Co.	$ 13,170,590
137,643	American International Group, Inc.	11,775,359
397,752	Bank of America Corp.	21,876,360
160,931	Bank of Nova Scotia (The) (Canada)	11,859,005
34,854	Berkshire Hathaway, Inc. - Class B*	17,519,363
27,283	Capital One Financial Corp.	6,612,308
15,243	Everest Group Ltd.	5,172,712
203,654	Fidelity National Information Services, Inc.	13,534,845
25,772	LPL Financial Holdings, Inc.	9,204,985
113,325	Wells Fargo & Co.	10,561,890
126,030	Western Alliance Bancorp	10,595,342
17,421	Willis Towers Watson PLC	5,724,541
		137,607,300
	Health Care — 11.9%
605,527	Avantor, Inc.*	6,939,340
15,517	Elevance Health, Inc.	5,439,484
103,801	GE HealthCare Technologies, Inc.	8,513,758
120,306	Medtronic PLC	11,556,594
164,398	Merck & Co., Inc.	17,304,534
223,626	Sanofi SA ADR	10,836,916
28,301	UnitedHealth Group, Inc.	9,342,443
		69,933,069
	Information Technology — 11.7%
78,980	Cognizant Technology Solutions Corp. - Class A	6,555,340
156,884	Entegris, Inc.	13,217,477
360,196	Hewlett Packard Enterprise Co.	8,651,908
236,903	Microchip Technology, Inc.	15,095,459
53,544	Oracle Corp.	10,436,261
88,176	QUALCOMM, Inc.	15,082,505
		69,038,950
	Consumer Discretionary — 10.3%
193,332	Aptiv PLC (Jersey)*	14,710,632
854,073	Carnival Corp.*	26,083,389
49,443	Lennar Corp. - Class A	5,082,740
122,841	Wynn Resorts Ltd.	14,781,458
		60,658,219
	Utilities — 8.3%
161,315	Entergy Corp.	14,910,345
567,458	PG&E Corp.	9,119,050
128,479	Pinnacle West Capital Corp.	11,396,087
185,611	Xcel Energy, Inc.	13,709,229
		49,134,711
	Industrials — 7.4%
161,981	Fortive Corp.	8,942,971
49,913	JB Hunt Transport Services, Inc.	9,700,093
144,099	Johnson Controls International PLC	17,255,855
45,786	Vertiv Holdings Co. - Class A	7,417,790
		43,316,709
	Energy — 6.9%
76,910	Chevron Corp.	11,721,853
124,322	Exxon Mobil Corp.	14,960,909
Shares		Market Value
	Common Stocks — 97.4% (Continued)
	Energy — 6.9% (Continued)
257,091	Halliburton Co.	$ 7,265,392
485,729	Permian Resources Corp.	6,814,778
		40,762,932
	Materials — 5.5%
51,077	Air Products & Chemicals, Inc.	12,617,041
313,008	Axalta Coating Systems Ltd.*	10,113,288
185,572	Freeport-McMoRan, Inc.	9,425,202
		32,155,531
	Real Estate — 4.6%
56,583	Prologis, Inc. REIT	7,223,386
34,944	Public Storage REIT	9,067,968
377,797	VICI Properties, Inc. REIT	10,623,651
		26,915,005
	Consumer Staples — 4.1%
573,409	Keurig Dr Pepper, Inc.	16,061,186
126,528	Unilever PLC (United Kingdom) ADR	8,274,931
		24,336,117
	Communication Services — 3.3%
61,448	Alphabet, Inc. - Class A	19,233,224
	Total Common Stocks	$573,091,767
	Short-Term Investment Fund — 2.2%
12,608,135	Dreyfus Government Cash Management, Institutional Shares, 3.65%∞Ω	12,608,135
	Total Investment Securities—99.6% (Cost $454,488,195)	$585,699,902
	Other Assets in Excess of Liabilities — 0.4%	2,587,262
	Net Assets — 100.0%	$588,287,164
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of December 31, 2025.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$573,091,767	$—	$—	$573,091,767
Short-Term Investment Fund	12,608,135	—	—	12,608,135
Total	$585,699,902	$—	$—	$585,699,902
See accompanying Notes to Financial Statements.

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Statements of Assets and Liabilities
December 31, 2025 (Unaudited)
	Touchstone Balanced Fund	Touchstone Core Municipal Bond Fund	Touchstone International Value Fund	Touchstone Large Cap Focused Fund	Touchstone Large Cap Fund	Touchstone Large Company Growth Fund
Assets
Investments, at cost	$674,373,717	$42,521,867	$109,837,850	$1,625,695,995	$163,169,139	$81,759,608
Investments, at market value *	$1,009,044,358	$42,125,150	$144,038,546	$3,673,736,904	$304,359,239	$163,152,925
Cash	56,776	—	88,811	325,888	—	17,983
Foreign currency †	—	—	2,763,802	—	—	—
Dividends and interest receivable	3,320,403	542,585	169,350	2,149,246	275,479	5,573
Receivable for capital shares sold	329,156	911	162,083	1,080,028	22,254	27,212
Receivable for investments sold	—	—	46,312	—	216,337	—
Receivable for securities lending income	1,355	—	482	—	—	13
Tax reclaim receivable	436	—	467,874	—	42,618	3,092
Other assets	2,881	2,686	3,767	10,939	27,716	5,292
Total Assets	1,012,755,365	42,671,332	147,741,027	3,677,303,005	304,943,643	163,212,090

Liabilities
Dividends payable	—	11,181	—	35	8	—
Payable for return of collateral for securities on loan	7,548,137	—	388,875	—	—	—
Payable for capital shares redeemed	282,324	16,367	143,331	35,367,751	334,261	56,370
Payable for investments purchased	—	—	88,224	—	—	—
Payable to Investment Adviser	407,424	4,607	73,408	1,532,268	131,434	63,088
Payable to other affiliates	308,233	7,771	28,980	940,867	37,274	21,752
Payable to Trustees	15,479	15,479	15,479	15,479	15,479	15,479
Payable for professional services	33,323	19,815	48,663	47,676	19,057	18,019
Payable for reports to shareholders	12,880	—	1,000	32,464	2,822	—
Payable for transfer agent services	249,852	4,917	46,598	727,248	58,696	17,973
Other accrued expenses and liabilities	19,788	6,678	34,823	86,051	11,388	12,110
Total Liabilities	8,877,440	86,815	869,381	38,749,839	610,419	204,791
Net Assets	$1,003,877,925	$42,584,517	$146,871,646	$3,638,553,166	$304,333,224	$163,007,299
Net assets consist of:
Paid-in capital	669,878,901	45,056,740	175,366,499	1,497,934,796	161,708,542	77,452,065
Distributable earnings (deficit)	333,999,024	(2,472,223)	(28,494,853)	2,140,618,370	142,624,682	85,555,234
Net Assets	$1,003,877,925	$42,584,517	$146,871,646	$3,638,553,166	$304,333,224	$163,007,299
*Includes market value of securities on loan of:	$310,597	$—	$362,390	$—	$—	$—
†Cost of foreign currency:	$—	$—	$2,740,001	$—	$—	$—
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities  (Unaudited) (Continued)
Touchstone Small Company Fund	Touchstone Value Fund

$1,108,328,510	$454,488,195
$1,450,712,342	$585,699,902
—	59,899
—	—
649,345	685,816
4,265,802	3,177,443
—	27,694,009
196	150
1,314	—
18,630	1,744
1,455,647,629	617,318,963

—	—
1,076,387	—
4,238,213	28,497,671
—	—
792,525	260,198
291,011	105,223
15,479	15,479
27,508	21,814
9,188	3,022
347,175	119,722
28,193	8,670
6,825,679	29,031,799
$1,448,821,950	$588,287,164

1,112,818,677	450,406,516
336,003,273	137,880,648
$1,448,821,950	$588,287,164
$1,041,734	$—
$—	$—

Statements of Assets and Liabilities  (Unaudited) (Continued)
	Touchstone Balanced Fund	Touchstone Core Municipal Bond Fund	Touchstone International Value Fund	Touchstone Large Cap Focused Fund	Touchstone Large Cap Fund	Touchstone Large Company Growth Fund
Pricing of Class A Shares
Net assets applicable to Class A shares	$611,284,764	$20,447,613	$100,113,954	$2,314,480,947	$7,714,736	$6,868,524
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	20,258,754	1,891,938	4,980,965	28,213,546	379,166	112,270
Net asset value price per share*	$30.17	$10.81	$20.10	$82.03	$20.35	$61.18
Maximum sales charge - Class A shares	5.00%	3.25%	5.00%	5.00%	5.00%	5.00%
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) - Class A shares	$31.76	$11.17	$21.16	$86.35	$21.42	$64.40

Pricing of Class C Shares
Net assets applicable to Class C shares	$74,420,977	$459,358	$1,999,120	$44,651,547	$657,367	$253,618
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	2,462,439	42,577	110,933	615,003	33,158	4,597
Net asset value and offering price per share**	$30.22	$10.79	$18.02	$72.60	$19.83	$55.17

Pricing of Class Y Shares
Net assets applicable to Class Y shares	$313,346,991	$3,272,629	$44,240,464	$1,001,631,007	$222,731,705	$10,277,200
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	10,492,949	301,468	2,236,532	12,223,612	10,927,701	162,486
Net asset value, offering price and redemption price per share	$29.86	$10.86	$19.78	$81.94	$20.38	$63.25

Pricing of Institutional Class Shares
Net assets applicable to Institutional Class shares	$—	$18,404,917	$518,108	$205,167,643	$73,229,416	$145,607,957
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	—	1,701,136	26,503	2,498,498	3,588,878	2,270,834
Net asset value, offering price and redemption price per share	$—	$10.82	$19.55	$82.12	$20.40	$64.12

Pricing of Class R6 Shares
Net assets applicable to Class R6 shares	$4,825,193	$—	$—	$72,622,022	$—	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	161,664	—	—	883,666	—	—
Net asset value, offering price and redemption price per share	$29.85	$—	$—	$82.18	$—	$—
*	There is no sales load on subscriptions of $1 million or more for all funds except for Core Municipal Bond Fund. There is no sales load on subscriptions of $500,000 or more for Core Municipal Bond Fund. Redemptions that were part of a $500,000 or $1 million or more subscription, as applicable, may be subject to a contingent deferred sales load if redeemed within a one-year period from the date of purchase.
**	Redemption price per share varies by length of time shares are held due to the terms of the contingent deferred sales charge.
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities  (Unaudited) (Continued)
Touchstone Small Company Fund	Touchstone Value Fund

$500,353,733	$171,280,304
80,642,648	14,785,005
$6.20	$11.58
5.00%	5.00%
$6.53	$12.19

$11,963,288	$1,840,019
1,990,274	159,409
$6.01	$11.54

$801,016,103	$114,383,246
110,019,011	9,804,070
$7.28	$11.67

$37,856,165	$283,064,806
5,178,656	24,378,557
$7.31	$11.61

$97,632,661	$17,718,789
14,780,128	1,525,298
$6.61	$11.62

Statements of Operations For the Six Months Ended December 31, 2025 (Unaudited)
	Touchstone Balanced Fund	Touchstone Core Municipal Bond Fund	Touchstone International Value Fund	Touchstone Large Cap Focused Fund	Touchstone Large Cap Fund	Touchstone Large Company Growth Fund
Investment Income
Dividends*	$3,555,668	$25,511	$1,833,633	$19,334,344	$2,085,647	$289,316
Interest	8,123,702	789,459	—	—	—	—
Income from securities loaned	3,644	—	854	5,909	173	73
Total Investment Income	11,683,014	814,970	1,834,487	19,340,253	2,085,820	289,389
Expenses
Investment advisory fees	2,405,776	84,936	443,880	9,098,905	914,858	522,337
Administration fees	664,422	28,147	84,046	2,405,725	202,137	115,415
Compliance fees and expenses	1,967	1,967	1,967	1,967	1,967	1,967
Custody fees	24,174	771	22,158	11,900	3,635	1,519
Professional fees	33,714	15,018	30,646	73,246	17,256	15,062
Transfer Agent fees, Class A	214,086	5,241	48,607	628,885	3,124	2,492
Transfer Agent fees, Class C	27,234	216	1,532	19,899	225	120
Transfer Agent fees, Class Y	143,326	1,284	15,438	412,371	77,862	4,695
Transfer Agent fees, Institutional Class	—	381	134	33,189	1,864	22,277
Transfer Agent fees, Class R6	14	—	—	209	—	—
Registration fees, Class A	13,479	7,305	10,906	15,625	7,730	7,304
Registration fees, Class C	10,726	4,045	7,358	10,165	4,870	5,606
Registration fees, Class Y	13,994	6,657	8,610	16,576	11,444	5,760
Registration fees, Institutional Class	—	2,948	6,126	10,596	7,444	10,461
Registration fees, Class R6	3,745	—	—	6,535	—	—
Interest expense on securities sold short	400	—	—	—	—	—
Reports to Shareholders, Class A	14,250	2,262	5,876	26,559	2,077	2,247
Reports to Shareholders, Class C	3,395	1,879	2,085	3,008	1,969	1,948
Reports to Shareholders, Class Y	7,379	1,973	2,688	20,626	6,532	2,087
Reports to Shareholders, Institutional Class	—	1,889	1,891	2,932	1,907	2,326
Reports to Shareholders, Class R6	1,853	—	—	2,221	—	—
Distribution expenses, Class A	768,195	25,847	114,309	2,859,727	9,740	8,552
Distribution and shareholder servicing expenses, Class C	379,672	2,298	8,588	227,312	3,261	1,207
Trustee fees	15,817	15,817	15,817	15,817	15,817	15,817
Other expenses	112,173	16,224	53,245	400,393	50,809	30,553
Total Expenses	4,859,791	227,105	885,907	16,304,388	1,346,528	779,752
Fees waived and/or reimbursed by the Adviser and/or Affiliates(A)	(6,091)	(88,778)	(144,536)	(121,117)	(168,800)	(144,006)
Fees eligible for recoupment by the Adviser	—	—	—	—	—	—
Net Expenses	4,853,700	138,327	741,371	16,183,271	1,177,728	635,746
Net Investment Income (Loss)	6,829,314	676,643	1,093,116	3,156,982	908,092	(346,357)
Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments(B)(C)	19,888,580	(101,149)	7,673,515	136,001,045	669,421	6,866,703
Net realized gains on futures contracts	254,080	—	—	—	—	—
Net realized gains on swap agreements	54,168	—	—	—	—	—
Net realized losses on foreign currency transactions	—	—	(27,352)	—	—	—
Net change in unrealized appreciation (depreciation) on investments†	43,903,851	955,179	14,197,267	219,464,020	15,854,290	(1,960,020)
Net change in unrealized appreciation (depreciation) on futures contracts	76,392	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on foreign currency transactions	1	—	9,040	—	—	—
Net Realized and Unrealized Gains (Losses) on Investments	64,177,072	854,030	21,852,470	355,465,065	16,523,711	4,906,683
Change in Net Assets Resulting from Operations	$71,006,386	$1,530,673	$22,945,586	$358,622,047	$17,431,803	$4,560,326
*Net of foreign tax withholding of:	$22,785	$—	$212,213	$95,794	$—	$—
†Includes increase in deferred foreign capital gain tax of:	$—	$—	$117,000	$—	$—	$—
(A)	See Note 4 in Notes to Financial Statements.
(B)	Includes foreign capital gains taxes paid of $225 for the International Value Fund.
(C)	Net realized gains on investments includes the realized gains of $88,743,401, $3,545,945, $3,603,226 and $879,649 for the Large Cap Focused Fund, the Large Cap Fund, the Large Company Growth Fund and the Small Company Fund, respectively, for redemption-in-kind activity, which will not be recognized by the Fund for tax purposes.
See accompanying Notes to Financial Statements.

Statements of Operations (Unaudited) (Continued)
Touchstone Small Company Fund	Touchstone Value Fund

$5,956,743	$6,213,790
413	—
1,334	24,239
5,958,490	6,238,029

4,189,875	1,772,875
890,193	403,016
1,967	1,967
4,977	2,892
34,375	22,528
182,197	71,736
7,014	1,064
325,267	56,900
6,767	46,950
368	26
11,795	9,224
7,739	5,952
21,325	11,363
9,025	13,877
8,883	6,345
—	—
10,613	6,431
2,057	1,763
20,350	3,871
2,200	4,219
2,873	1,922
625,190	215,446
67,330	9,524
15,817	15,817
106,328	49,978
6,554,525	2,735,686
(26,115)	(236,123)
31,313	—
6,559,723	2,499,563
(601,233)	3,738,466

58,067,885	28,440,278
—	—
—	—
(123)	(826)
60,956,560	15,216,193
—	—
89	(1)
119,024,411	43,655,644
$118,423,178	$47,394,110
$3,403	$40,626
$—	$—

Statements of Changes in Net Assets
	Touchstone Balanced Fund		Touchstone Core Municipal Bond Fund		Touchstone International Value Fund
	For the Six Months Ended December 31, 2025 (Unaudited)	For the Year Ended June 30, 2025	For the Six Months Ended December 31, 2025 (Unaudited)	For the Year Ended June 30, 2025	For the Six Months Ended December 31, 2025 (Unaudited)	For the Year Ended June 30, 2025
From Operations
Net investment income (loss)	$6,829,314	$13,450,004	$676,643	$1,416,229	$1,093,116	$3,479,184
Net realized gains (losses) on investments, futures contracts, swap agreements and foreign currency transactions	20,196,828	26,960,125	(101,149)	(181,154)	7,646,163	4,121,217
Net change in unrealized appreciation (depreciation) on investments, futures contracts, swap agreements and foreign currency transactions	43,980,244	63,860,329	955,179	(598,722)	14,206,307	18,530,836
Change in Net Assets from Operations	71,006,386	104,270,458	1,530,673	636,353	22,945,586	26,131,237

Distributions to Shareholders:
Distributed earnings, Class A	(25,892,840)	(11,269,753)	(315,879)	(631,865)	(7,263,261)	(7,150,624)
Distributed earnings, Class C	(2,863,618)	(818,456)	(5,418)	(13,393)	(153,788)	(153,386)
Distributed earnings, Class Y	(13,702,623)	(6,084,187)	(48,481)	(83,247)	(3,357,050)	(2,294,692)
Distributed earnings, Institutional Class	—	—	(310,625)	(687,730)	(41,059)	(39,444)
Distributed earnings, Class R6	(211,314)	(38,833)	—	—	—	—
Total Distributions	(42,670,395)	(18,211,229)	(680,403)	(1,416,235)	(10,815,158)	(9,638,146)
Change in Net Assets from Share Transactions(A)	10,369,656	(37,638,272)	124,052	(6,928,866)	19,815,831	(6,990,050)

Total Increase (Decrease) in Net Assets	38,705,647	48,420,957	974,322	(7,708,748)	31,946,259	9,503,041

Net Assets
Beginning of period	965,172,278	916,751,321	41,610,195	49,318,943	114,925,387	105,422,346
End of period	$1,003,877,925	$965,172,278	$42,584,517	$41,610,195	$146,871,646	$114,925,387
(A)	For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity.
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (Continued)
Touchstone Large Cap Focused Fund		Touchstone Large Cap Fund		Touchstone Large Company Growth Fund		Touchstone Small Company Fund
For the Six Months Ended December 31, 2025 (Unaudited)	For the Year Ended June 30, 2025	For the Six Months Ended December 31, 2025 (Unaudited)	For the Year Ended June 30, 2025	For the Six Months Ended December 31, 2025 (Unaudited)	For the Year Ended June 30, 2025	For the Six Months Ended December 31, 2025 (Unaudited)	For the Year Ended June 30, 2025

$3,156,982	$9,982,738	$908,092	$2,628,915	$(346,357)	$(535,714)	$(601,233)	$(1,184,017)
136,001,045	198,270,455	669,421	20,592,176	6,866,703	12,455,600	58,067,762	77,924,735
219,464,020	264,934,178	15,854,290	6,994,915	(1,960,020)	12,105,693	60,956,649	24,511,808
358,622,047	473,187,371	17,431,803	30,216,006	4,560,326	24,025,579	118,423,178	101,252,526

(33,581,681)	(14,290,861)	(207,546)	(265,850)	(306,732)	(161,060)	(27,766,540)	(29,701,501)
(626,264)	(231,770)	(15,661)	(22,848)	(12,154)	(5,543)	(717,374)	(830,082)
(16,851,604)	(8,561,004)	(6,205,778)	(7,752,092)	(438,702)	(294,888)	(37,706,653)	(27,249,001)
(4,035,964)	(2,231,509)	(2,059,229)	(2,528,634)	(6,525,442)	(3,728,002)	(1,794,070)	(1,743,608)
(1,266,643)	(556,685)	—	—	—	—	(5,097,315)	(5,123,010)
(56,362,156)	(25,871,829)	(8,488,214)	(10,569,424)	(7,283,030)	(4,189,493)	(73,081,952)	(64,647,202)
(125,808,377)	(344,685,386)	240,067	(4,365,068)	(3,929,390)	(3,292,469)	230,017,814	80,792,048

176,451,514	102,630,156	9,183,656	15,281,514	(6,652,094)	16,543,617	275,359,040	117,397,372

3,462,101,652	3,359,471,496	295,149,568	279,868,054	169,659,393	153,115,776	1,173,462,910	1,056,065,538
$3,638,553,166	$3,462,101,652	$304,333,224	$295,149,568	$163,007,299	$169,659,393	$1,448,821,950	$1,173,462,910

Statements of Changes in Net Assets (Continued)
	Touchstone Value Fund
	For the Six Months Ended December 31, 2025 (Unaudited)	For the Year Ended June 30, 2025
From Operations
Net investment income	$3,738,466	$8,448,425
Net realized gains on investments and foreign currency transactions	28,439,452	72,653,814
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	15,216,192	(15,348,332)
Change in Net Assets from Operations	47,394,110	65,753,907

Distributions to Shareholders:
Distributed earnings, Class A	(20,148,952)	(13,780,241)
Distributed earnings, Class C	(209,613)	(171,469)
Distributed earnings, Class Y	(13,564,055)	(8,908,226)
Distributed earnings, Institutional Class	(33,652,677)	(22,258,644)
Distributed earnings, Class R6	(5,032,700)	(2,445,480)
Total Distributions	(72,607,997)	(47,564,060)
Change in Net Assets from Share Transactions(A)	31,738,902	19,027,974

Total Increase (Decrease) in Net Assets	6,525,015	37,217,821

Net Assets
Beginning of period	581,762,149	544,544,328
End of period	$588,287,164	$581,762,149
(A)	For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity.
See accompanying Notes to Financial Statements.

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Statements of Changes in Net Assets - Capital Stock Activity
	Touchstone Balanced Fund				Touchstone Core Municipal Bond Fund
	For the Six Months Ended December 31, 2025 (Unaudited)		For the Year Ended June 30, 2025		For the Six Months Ended December 31, 2025 (Unaudited)		For the Year Ended June 30, 2025
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	505,650	$15,379,426	1,167,090	$32,504,569	18,265	$195,890	78,233	$842,849
Reinvestment of distributions	815,481	24,683,167	377,453	10,693,250	25,236	270,633	48,514	522,462
Cost of Shares redeemed	(1,428,237)	(43,496,077)	(2,863,601)	(79,655,206)	(99,428)	(1,059,509)	(240,828)	(2,560,945)
Change from Class A Share Transactions	(107,106)	(3,433,484)	(1,319,058)	(36,457,387)	(55,927)	(592,986)	(114,081)	(1,195,634)
Class C
Proceeds from Shares issued	154,708	4,704,840	535,810	14,925,188	—	—	—	—
Reinvestment of distributions	93,029	2,813,756	28,391	808,753	462	4,950	1,242	13,366
Cost of Shares redeemed	(297,670)	(9,127,959)	(745,386)	(20,801,965)	(5,448)	(57,592)	(17,762)	(190,792)
Change from Class C Share Transactions	(49,933)	(1,609,363)	(181,185)	(5,068,024)	(4,986)	(52,642)	(16,520)	(177,426)
Class Y
Proceeds from Shares issued	1,091,798	32,889,088	2,265,345	62,623,185	92,992	1,002,358	77,667	838,307
Reinvestment of distributions	455,921	13,668,890	216,447	6,069,075	4,464	48,144	7,478	80,844
Cost of Shares redeemed	(1,051,823)	(31,684,115)	(2,498,750)	(68,777,518)	(21,914)	(236,815)	(137,916)	(1,486,340)
Change from Class Y Share Transactions	495,896	14,873,863	(16,958)	(85,258)	75,542	813,687	(52,771)	(567,189)
Institutional Class
Proceeds from Shares issued	—	—	—	—	—	—	7,587	82,104
Reinvestment of distributions	—	—	—	—	28,771	308,915	63,685	687,730
Cost of Shares redeemed	—	—	—	—	(32,756)	(352,922)	(531,324)	(5,758,451)
Change from Institutional Class Share Transactions	—	—	—	—	(3,985)	(44,007)	(460,052)	(4,988,617)
Class R6
Proceeds from Shares issued	126,774	3,861,413	143,027	4,064,207	—	—	—	—
Reinvestment of distributions	7,002	209,848	1,368	38,283	—	—	—	—
Cost of Shares redeemed	(115,761)	(3,532,621)	(4,894)	(130,093)	—	—	—	—
Change from Class R6 Share Transactions	18,015	538,640	139,501	3,972,397	—	—	—	—
Change from Share Transactions	356,872	$10,369,656	(1,377,700)	$(37,638,272)	10,644	$124,052	(643,424)	$(6,928,866)
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
Touchstone International Value Fund				Touchstone Large Cap Focused Fund
For the Six Months Ended December 31, 2025 (Unaudited)		For the Year Ended June 30, 2025		For the Six Months Ended December 31, 2025 (Unaudited)		For the Year Ended June 30, 2025
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

201,776	$4,130,702	152,562	$2,454,434	261,873	$21,102,825	618,618	$43,272,300
346,152	7,034,805	470,273	6,929,845	381,180	31,281,181	182,540	13,248,569
(316,757)	(6,160,062)	(872,264)	(13,866,455)	(1,489,189)	(118,711,418)	(3,344,425)	(232,675,527)
231,171	5,005,445	(249,429)	(4,482,176)	(846,136)	(66,327,412)	(2,543,267)	(176,154,658)

20,570	370,917	9,119	130,546	29,190	2,074,150	98,477	6,136,051
8,307	151,369	11,317	151,099	8,588	622,222	3,520	230,618
(11,261)	(201,115)	(53,384)	(751,581)	(94,054)	(6,669,110)	(311,255)	(19,349,859)
17,616	321,171	(32,948)	(469,936)	(56,276)	(3,972,738)	(209,258)	(12,983,190)

807,030	15,878,700	321,123	5,115,033	1,029,267	81,982,961	2,512,953	174,967,437
166,502	3,334,752	156,652	2,273,642	195,920	16,099,366	113,525	8,188,418
(238,640)	(4,579,405)	(598,407)	(9,520,096)	(1,369,406)	(109,476,265)	(3,627,882)	(252,583,595)
734,892	14,634,047	(120,632)	(2,131,421)	(144,219)	(11,393,938)	(1,001,404)	(69,427,740)

596	11,574	12,228	193,978	1,727,909	138,218,094	4,533,590	316,751,829
2,073	41,059	2,744	39,444	41,250	3,397,521	25,960	1,875,537
(10,213)	(197,465)	(8,862)	(139,939)	(2,290,145)	(184,425,702)	(5,694,534)	(397,909,407)
(7,544)	(144,832)	6,110	93,483	(520,986)	(42,810,087)	(1,134,984)	(79,282,041)

—	—	—	—	28,692	2,300,736	233,639	16,740,372
—	—	—	—	15,299	1,261,531	7,672	554,403
—	—	—	—	(61,060)	(4,866,469)	(341,783)	(24,132,532)
—	—	—	—	(17,069)	(1,304,202)	(100,472)	(6,837,757)
976,135	$19,815,831	(396,899)	$(6,990,050)	(1,584,686)	$(125,808,377)	(4,989,385)	$(344,685,386)

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
	Touchstone Large Cap Fund				Touchstone Large Company Growth Fund
	For the Six Months Ended December 31, 2025 (Unaudited)		For the Year Ended June 30, 2025		For the Six Months Ended December 31, 2025 (Unaudited)		For the Year Ended June 30, 2025
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	6,121	$126,134	96,458	$1,886,880	13,760	$890,268	17,259	$967,091
Reinvestment of distributions	8,586	177,585	11,788	236,460	4,962	306,731	2,779	161,060
Cost of Shares redeemed	(16,278)	(333,037)	(77,737)	(1,522,813)	(8,832)	(558,628)	(14,059)	(777,396)
Change from Class A Share Transactions	(1,571)	(29,318)	30,509	600,527	9,890	638,371	5,979	350,755
Class C
Proceeds from Shares issued	440	8,687	552	10,540	1,732	100,529	994	50,507
Reinvestment of distributions	758	15,249	1,138	22,382	211	11,781	101	5,338
Cost of Shares redeemed	(371)	(7,405)	(44,381)	(835,614)	(519)	(30,892)	(2,176)	(110,924)
Change from Class C Share Transactions	827	16,531	(42,691)	(802,692)	1,424	81,418	(1,081)	(55,079)
Class Y
Proceeds from Shares issued	196,397	4,027,841	341,282	6,499,369	15,204	1,013,316	28,139	1,605,555
Reinvestment of distributions	290,083	6,013,788	375,231	7,523,362	6,867	438,701	4,940	294,888
Cost of Shares redeemed	(575,210)	(11,798,717)	(947,870)	(18,616,921)	(26,276)	(1,753,207)	(45,636)	(2,649,568)
Change from Class Y Share Transactions	(88,730)	(1,757,088)	(231,357)	(4,594,190)	(4,205)	(301,190)	(12,557)	(749,125)
Institutional Class
Proceeds from Shares issued	385,334	7,891,605	781,867	15,342,116	232,559	15,514,407	393,189	22,826,997
Reinvestment of distributions	98,378	2,041,947	123,646	2,480,156	90,597	5,867,936	55,810	3,372,050
Cost of Shares redeemed	(386,758)	(7,923,610)	(883,360)	(17,390,985)	(390,543)	(25,730,332)	(497,928)	(29,038,067)
Change from Institutional Class Share Transactions	96,954	2,009,942	22,153	431,287	(67,387)	(4,347,989)	(48,929)	(2,839,020)
Class R6
Proceeds from Shares issued	—	—	—	—	—	—	—	—
Reinvestment of distributions	—	—	—	—	—	—	—	—
Cost of Shares redeemed	—	—	—	—	—	—	—	—
Change from Class R6 Share Transactions	—	—	—	—	—	—	—	—
Change from Share Transactions	7,480	$240,067	(221,386)	$(4,365,068)	(60,278)	$(3,929,390)	(56,588)	$(3,292,469)
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
Touchstone Small Company Fund				Touchstone Value Fund
For the Six Months Ended December 31, 2025 (Unaudited)		For the Year Ended June 30, 2025		For the Six Months Ended December 31, 2025 (Unaudited)		For the Year Ended June 30, 2025
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

1,547,178	$9,795,841	3,644,193	$21,997,016	130,313	$1,595,195	334,917	$4,049,282
4,227,817	26,931,191	4,529,289	28,663,618	1,628,654	19,133,142	1,069,582	13,128,410
(5,422,032)	(34,131,878)	(14,520,642)	(87,468,140)	(897,052)	(11,098,842)	(1,467,186)	(17,682,094)
352,963	2,595,154	(6,347,160)	(36,807,506)	861,915	9,629,495	(62,687)	(504,402)

183,163	1,112,714	394,976	2,358,094	5,311	67,527	10,711	127,894
115,637	713,480	132,988	823,194	17,634	206,049	13,709	167,879
(601,044)	(3,722,286)	(728,517)	(4,257,980)	(28,334)	(355,147)	(109,725)	(1,315,228)
(302,244)	(1,896,092)	(200,553)	(1,076,692)	(5,389)	(81,571)	(85,305)	(1,019,455)

33,913,560	249,602,902	35,503,899	245,929,242	490,870	6,123,613	2,134,039	26,143,778
5,038,686	37,638,984	3,703,895	27,182,672	1,121,444	13,279,999	707,156	8,728,321
(9,790,464)	(72,216,974)	(22,717,468)	(154,685,476)	(1,034,793)	(12,908,693)	(1,844,484)	(22,288,424)
29,161,782	215,024,912	16,490,326	118,426,438	577,521	6,494,919	996,711	12,583,675

942,675	7,025,492	680,000	4,869,382	2,195,691	27,098,413	3,547,525	42,518,833
215,709	1,617,819	228,423	1,680,933	2,454,087	28,944,115	1,658,058	20,379,723
(490,013)	(3,616,128)	(1,000,846)	(6,929,133)	(2,422,357)	(30,527,070)	(4,410,307)	(53,157,855)
668,371	5,027,183	(92,423)	(378,818)	2,227,421	25,515,458	795,276	9,740,701

4,700,745	31,505,340	15,081,521	93,828,256	1,233,650	15,881,106	528,818	6,358,369
747,552	5,068,405	756,998	5,059,349	426,645	5,032,699	198,860	2,445,481
(4,051,861)	(27,307,088)	(15,745,419)	(98,258,979)	(2,609,181)	(30,733,204)	(852,766)	(10,576,395)
1,396,436	9,266,657	93,100	628,626	(948,886)	(9,819,399)	(125,088)	(1,772,545)
31,277,308	$230,017,814	9,943,290	$80,792,048	2,712,582	$31,738,902	1,518,907	$19,027,974

Financial Highlights
Touchstone Balanced Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(2)	Ratio of gross expenses to average net assets(2)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
06/30/21	$21.61	$0.16(3)	$5.47	$5.63	$(0.15)	$ (1.57)	$(1.72)	$25.52	26.92%	$322,009	1.01%	1.03%	0.66%	60%
06/30/22	25.52	0.14(3)	(3.42)	(3.28)	(0.15)	(0.61)	(0.76)	21.48	(13.32)	521,933	0.99	0.99	0.54	92(4)(5)
06/30/23	21.48	0.28	2.66	2.94	(0.28)	—	(0.28)	24.14	13.81	541,895	1.02	1.02	1.24	57(4)
06/30/24	24.14	0.37	2.56	2.93	(0.35)	—	(0.35)	26.72	12.22	579,513	1.01	1.01	1.47	70
06/30/25	26.72	0.40	2.74	3.14	(0.41)	(0.13)	(0.54)	29.32	11.83	597,055	0.99	0.99	1.43	82
12/31/25(6)	29.32	0.21(3)	1.95	2.16	(0.21)	(1.10)	(1.31)	30.17	7.39(7)	611,285	0.98(8)	0.98(8)	1.35(8)	38(7)
Class C
06/30/21	$21.72	$(0.03)(3)	$5.49	$5.46	$(0.02)	$ (1.57)	$(1.59)	$25.59	25.93%	$65,455	1.78%	1.81%	(0.11)%	60%
06/30/22	25.59	(0.05)(3)	(3.42)	(3.47)	—	(0.61)	(0.61)	21.51	(13.96)	73,906	1.75	1.75	(0.22)	92(4)(5)
06/30/23	21.51	0.10	2.68	2.78	(0.11)	—	(0.11)	24.18	12.95	73,893	1.78	1.78	0.48	57(4)
06/30/24	24.18	0.16	2.58	2.74	(0.15)	—	(0.15)	26.77	11.38	72,104	1.77	1.77	0.71	70
06/30/25	26.77	0.18	2.73	2.91	(0.19)	(0.13)	(0.32)	29.36	10.92	73,772	1.76	1.76	0.65	82
12/31/25(6)	29.36	0.09(3)	1.96	2.05	(0.09)	(1.10)	(1.19)	30.22	7.00(7)	74,421	1.76(8)	1.76(8)	0.57(8)	38(7)
Class Y
06/30/21	$21.43	$0.20(3)	$5.41	$5.61	$(0.19)	$ (1.57)	$(1.76)	$25.28	27.12%	$197,877	0.81%	0.81%	0.86%	60%
06/30/22	25.28	0.18(3)	(3.38)	(3.20)	(0.19)	(0.61)	(0.80)	21.28	(13.13)	155,159	0.79(9)	0.75	0.74	92(4)(5)
06/30/23	21.28	0.32	2.64	2.96	(0.33)	—	(0.33)	23.91	14.06	197,245	0.79	0.79	1.47	57(4)
06/30/24	23.91	0.42	2.55	2.97	(0.41)	—	(0.41)	26.47	12.51	265,024	0.78	0.78	1.69	70
06/30/25	26.47	0.46	2.70	3.16	(0.47)	(0.13)	(0.60)	29.03	12.04	290,178	0.77	0.77	1.65	82
12/31/25(6)	29.03	0.24(3)	1.93	2.17	(0.24)	(1.10)	(1.34)	29.86	7.51(7)	313,347	0.76(8)	0.76(8)	1.57(8)	38(7)
Class R6
06/30/22(10)	$26.15	$0.13(3)	$(4.22)	$(4.09)	$(0.18)	$ (0.61)	$(0.79)	$21.27	(16.08)%(7)	$112	0.64%(8)	33.98%(8)	0.89%(8)	92%(4)(5)
06/30/23	21.27	0.35	2.64	2.99	(0.36)	—	(0.36)	23.90	14.23	128	0.65	6.11	1.61	57(4)
06/30/24	23.90	0.44	2.55	2.99	(0.44)	—	(0.44)	26.45	12.63	110	0.64	6.94	1.83	70
06/30/25	26.45	0.49	2.71	3.20	(0.51)	(0.13)	(0.64)	29.01	12.20	4,167	0.63	1.13	1.78	82
12/31/25(6)	29.01	0.26(3)	1.94	2.20	(0.26)	(1.10)	(1.36)	29.85	7.62(7)	4,825	0.63(8)	0.89(8)	1.70(8)	38(7)
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The ratio of net and gross expenses to average net assets excluding liquidity provider expenses would have been lower by 0.01% for the year ended June 30, 2023.
(3)	The net investment income (loss) per share was based on average shares outstanding for the period.
(4)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(5)	Portfolio turnover excludes the purchases and sales of securities by the AIG Asset Allocation Fund and AIG Multi-Asset Allocation Fund acquired on July 16, 2021. If these transactions were included, portfolio turnover would have been higher.
(6)	Unaudited.
(7)	Not annualized.
(8)	Annualized.
(9)	Net expenses include amounts recouped by the Adviser.
(10)	Represents the period from commencement of operations (October 28, 2021) through June 30, 2022 for Class R6.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Core Municipal Bond Fund
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
06/30/21	$11.83	$0.28	$0.06	$0.34	$(0.28)	$ —	$(0.28)	$11.89	2.90%	$30,870	0.85%	1.15%	2.35%	21%
06/30/22	11.89	0.16	(1.16)	(1.00)	(0.16)	(0.01)	(0.17)	10.72	(8.43)	25,101	0.82	1.08	1.40	157
06/30/23	10.72	0.24	0.01	0.25	(0.24)	—	(0.24)	10.73	2.37	22,988	0.80	1.05	2.27	54
06/30/24	10.73	0.29	0.05	0.34	(0.29)	—	(0.29)	10.78	3.27	22,231	0.80	1.09	2.75	27
06/30/25	10.78	0.31	(0.19)	0.12	(0.31)	—	(0.31)	10.59	1.13	20,627	0.80	1.14	2.90	15
12/31/25(2)	10.59	0.16	0.22	0.38	(0.16)	—	(0.16)	10.81	3.65(3)	20,448	0.80(4)	1.16(4)	3.04(4)	20(3)
Class C
06/30/21	$11.85	$0.18	$0.07	$0.25	$(0.19)	$ —	$(0.19)	$11.91	2.13%	$1,180	1.60%	2.27%	1.60%	21%
06/30/22	11.91	0.08	(1.17)	(1.09)	(0.08)	(0.01)	(0.09)	10.73	(9.27)	943	1.57	2.47	0.65	157
06/30/23	10.73	0.14	0.02	0.16	(0.16)	—	(0.16)	10.73	1.54	1,028	1.55	2.45	1.52	54
06/30/24	10.73	0.30	(0.05)	0.25	(0.21)	—	(0.21)	10.77	2.41	690	1.55	3.23	2.00	27
06/30/25	10.77	0.33	(0.29)	0.04	(0.24)	—	(0.24)	10.57	0.32	503	1.52	3.33	2.19	15
12/31/25(2)	10.57	0.17	0.18	0.35	(0.13)	—	(0.13)	10.79	3.29(3)	459	1.50(4)	4.44(4)	2.34(4)	20(3)
Class Y
06/30/21	$11.85	$0.31	$0.05	$0.36	$(0.31)	$ —	$(0.31)	$11.90	3.07%	$3,449	0.60%	1.25%	2.60%	21%
06/30/22	11.90	0.19	(1.15)	(0.96)	(0.19)	(0.01)	(0.20)	10.74	(8.19)	2,740	0.57	1.11	1.65	157
06/30/23	10.74	0.27	0.01	0.28	(0.27)	—	(0.27)	10.75	2.66	2,637	0.55	1.18	2.52	54
06/30/24	10.75	0.32	0.07	0.39	(0.32)	—	(0.32)	10.82	3.72	3,015	0.55	1.16	3.00	27
06/30/25	10.82	0.34	(0.18)	0.16	(0.34)	—	(0.34)	10.64	1.49	2,404	0.55	1.35	3.15	15
12/31/25(2)	10.64	0.18	0.22	0.40	(0.18)	—	(0.18)	10.86	3.77(3)	3,273	0.55(4)	1.44(4)	3.29(4)	20(3)
Institutional Class
06/30/21	$11.84	$0.32	$0.06	$0.38	$(0.32)	$ —	$(0.32)	$11.90	3.20%	$14,481	0.55%	0.85%	2.65%	21%
06/30/22	11.90	0.20	(1.15)	(0.95)	(0.20)	(0.01)	(0.21)	10.74	(8.13)	29,694	0.50	0.75	1.72	157
06/30/23	10.74	0.28	0.01	0.29	(0.28)	—	(0.28)	10.75	2.73	26,434	0.48	0.73	2.59	54
06/30/24	10.75	0.33	0.05	0.38	(0.33)	—	(0.33)	10.80	3.60	23,383	0.48	0.77	3.07	27
06/30/25	10.80	0.35	(0.20)	0.15	(0.35)	—	(0.35)	10.60	1.37	18,077	0.48	0.79	3.22	15
12/31/25(2)	10.60	0.18	0.22	0.40	(0.18)	—	(0.18)	10.82	3.82(3)	18,405	0.48(4)	0.82(4)	3.36(4)	20(3)
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	Unaudited.
(3)	Not annualized.
(4)	Annualized.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone International Value Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)(1)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(2)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
06/30/21	$13.93	$0.09	$4.94	$5.03	$(0.08)	$ —	$(0.08)	$18.88	36.16%	$88,022	1.36%	1.37%	0.56%	31%
06/30/22	18.88	0.18	(3.44)	(3.26)	(0.08)	(2.24)	(2.32)	13.30	(18.87)	76,671	1.36	1.40	1.08	45(3)
06/30/23	13.30	0.24	1.99	2.23	(0.21)	—	(0.21)	15.32	16.99	82,697	1.36	1.44	1.75	32
06/30/24	15.32	0.22	0.30	0.52	(0.21)	—	(0.21)	15.63	3.41	78,145	1.34	1.47	1.44	112
06/30/25	15.63	0.52	3.43	3.95	(0.56)	(0.92)	(1.48)	18.10	27.73	85,991	1.26	1.51	3.23	20
12/31/25(4)	18.10	0.16	3.38	3.54	(0.65)	(0.89)	(1.54)	20.10	19.59(5)	100,114	1.26(6)	1.42(6)	1.63(6)	18(5)
Class C
06/30/21	$12.99	$(0.04)	$4.60	$4.56	$(—)(7)	$ —	$(—)(7)	$17.55	35.14%	$2,115	2.15%	2.90%	(0.24)%	31%
06/30/22	17.55	0.07	(3.18)	(3.11)	(0.02)	(2.24)	(2.26)	12.18	(19.45)	2,399	1.99	2.71	0.45	45(3)
06/30/23	12.18	0.14	1.82	1.96	(0.17)	—	(0.17)	13.97	16.27	2,327	1.99	2.80	1.12	32
06/30/24	13.97	0.11	0.28	0.39	(0.13)	—	(0.13)	14.23	2.85	1,797	1.97	2.84	0.81	112
06/30/25	14.23	0.38	3.12	3.50	(0.46)	(0.92)	(1.38)	16.35	26.94	1,525	1.86	3.21	2.63	20
12/31/25(4)	16.35	0.09	3.04	3.13	(0.57)	(0.89)	(1.46)	18.02	19.18(5)	1,999	1.85(6)	3.31(6)	1.04(6)	18(5)
Class Y
06/30/21	$13.73	$0.15	$4.88	$5.03	$(0.11)	$ —	$(0.11)	$18.65	36.71%	$27,903	0.99%	1.19%	0.93%	31%
06/30/22	18.65	0.23	(3.40)	(3.17)	(0.13)	(2.24)	(2.37)	13.11	(18.61)	20,430	0.99	1.19	1.45	45(3)
06/30/23	13.11	0.29	1.97	2.26	(0.24)	—	(0.24)	15.13	17.46	25,324	0.99	1.23	2.12	32
06/30/24	15.13	0.27	0.31	0.58	(0.27)	—	(0.27)	15.44	3.83	25,049	0.97	1.24	1.81	112
06/30/25	15.44	0.57	3.38	3.95	(0.62)	(0.92)	(1.54)	17.85	28.21	26,807	0.89	1.28	3.60	20
12/31/25(4)	17.85	0.19	3.33	3.52	(0.70)	(0.89)	(1.59)	19.78	19.79(5)	44,240	0.89(6)	1.19(6)	2.00(6)	18(5)
Institutional Class
06/30/21	$13.71	$0.16	$4.88	$5.04	$(0.12)	$ —	$(0.12)	$18.63	36.83%	$4,315	0.89%	1.06%	1.03%	31%
06/30/22	18.63	0.25	(3.40)	(3.15)	(0.15)	(2.24)	(2.39)	13.09	(18.52)	3,273	0.89	1.34	1.55	45(3)
06/30/23	13.09	0.31	1.95	2.26	(0.24)	—	(0.24)	15.11	17.54	3,830	0.89	1.23	2.22	32
06/30/24	15.11	0.29	0.30	0.59	(0.29)	—	(0.29)	15.41	3.93	431	0.88	1.35	1.91	112
06/30/25	15.41	0.58	3.36	3.94	(0.75)	(0.92)	(1.67)	17.68	28.34	602	0.78	3.80	3.72	20
12/31/25(4)	17.68	0.20	3.30	3.50	(0.74)	(0.89)	(1.63)	19.55	19.84(5)	518	0.77(6)	3.88(6)	2.12(6)	18(5)
(1)	The net investment income (loss) per share was based on average shares outstanding for the period.
(2)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(3)	Portfolio turnover excludes the purchases and sales of securities by the AIG International Dividend Strategy Fund acquired on July 16, 2021. If these transactions were included, portfolio turnover would have been higher.
(4)	Unaudited.
(5)	Not annualized.
(6)	Annualized.
(7)	Less than $0.005 per share.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Large Cap Focused Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(2)	Ratio of gross expenses to average net assets(2)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
06/30/21	$42.30	$0.08(3)	$19.10	$19.18	$(0.09)	$ (2.71)	$(2.80)	$58.68	46.68%	$1,541,127	1.01%	1.05%	0.15%	16%(4)
06/30/22	58.68	0.04	(7.56)	(7.52)	(0.05)	(3.91)	(3.96)	47.20	(14.07)	1,736,900	0.99	0.99	0.13	27(4)(5)
06/30/23	47.20	0.21(3)	9.72	9.93	(0.08)	(0.68)	(0.76)	56.37	21.28	1,928,303	1.01	1.02	0.43	4(4)
06/30/24	56.37	0.31(3)	9.68	9.99	(0.34)	(0.05)	(0.39)	65.97	17.79	2,084,764	1.00	1.00	0.51	6(4)
06/30/25	65.97	0.15(3)	9.69	9.84	(0.18)	(0.29)	(0.47)	75.34	14.95	2,189,303	0.98	0.98	0.21	7(4)
12/31/25(6)	75.34	0.04(3)	7.85	7.89	(0.17)	(1.03)	(1.20)	82.03	10.47(7)	2,314,481	0.97(8)	0.97(8)	0.10(8)	3(4)(7)
Class C
06/30/21	$39.16	$(0.30)(3)	$17.58	$17.28	$—	$ (2.71)	$(2.71)	$53.73	45.49%	$41,645	1.80%	1.88%	(0.64)%	16%(4)
06/30/22	53.73	(0.02)	(7.18)	(7.20)	—	(3.91)	(3.91)	42.62	(14.78)	49,115	1.80	1.80	(0.68)	27(4)(5)
06/30/23	42.62	(0.16)(3)	8.73	8.57	—	(0.68)	(0.68)	50.51	20.35	50,451	1.80	1.84	(0.36)	4(4)
06/30/24	50.51	(0.15)(3)	8.65	8.50	—	(0.05)	(0.05)	58.96	16.84	51,919	1.80	1.81	(0.29)	6(4)
06/30/25	58.96	(0.38)(3)	8.64	8.26	—	(0.29)	(0.29)	66.93	14.02	44,931	1.80	1.80	(0.60)	7(4)
12/31/25(6)	66.93	(0.26)(3)	6.96	6.70	—	(1.03)	(1.03)	72.60	10.02(7)	44,652	1.80(8)	1.81(8)	(0.73)(8)	3(4)(7)
Class Y
06/30/21	$42.18	$0.22(3)	$19.05	$19.27	$(0.16)	$ (2.71)	$(2.87)	$58.58	47.07%	$575,053	0.73%	0.86%	0.43%	16%(4)
06/30/22	58.58	0.20	(7.57)	(7.37)	(0.16)	(3.91)	(4.07)	47.14	(13.86)	493,825	0.73	0.78	0.39	27(4)(5)
06/30/23	47.14	0.35(3)	9.72	10.07	(0.16)	(0.68)	(0.84)	56.37	21.65	670,688	0.73	0.81	0.71	4(4)
06/30/24	56.37	0.47(3)	9.67	10.14	(0.49)	(0.05)	(0.54)	65.97	18.11	881,916	0.73	0.79	0.78	6(4)
06/30/25	65.97	0.33(3)	9.69	10.02	(0.36)	(0.29)	(0.65)	75.34	15.23	931,810	0.73	0.77	0.47	7(4)
12/31/25(6)	75.34	0.13(3)	7.86	7.99	(0.36)	(1.03)	(1.39)	81.94	10.60(7)	1,001,631	0.73(8)	0.75(8)	0.34(8)	3(4)(7)
Institutional Class
06/30/21	$42.24	$0.23(3)	$19.10	$19.33	$(0.17)	$ (2.71)	$(2.88)	$58.69	47.14%	$207,274	0.70%	0.81%	0.46%	16%(4)
06/30/22	58.69	0.26	(7.63)	(7.37)	(0.18)	(3.91)	(4.09)	47.23	(13.85)	217,531	0.70	0.73	0.42	27(4)(5)
06/30/23	47.23	0.37(3)	9.73	10.10	(0.17)	(0.68)	(0.85)	56.48	21.68	265,418	0.70	0.75	0.74	4(4)
06/30/24	56.48	0.48(3)	9.70	10.18	(0.51)	(0.05)	(0.56)	66.10	18.13	274,624	0.70	0.72	0.81	6(4)
06/30/25	66.10	0.35(3)	9.72	10.07	(0.38)	(0.29)	(0.67)	75.50	15.27	227,984	0.70	0.71	0.50	7(4)
12/31/25(6)	75.50	0.15(3)	7.88	8.03	(0.38)	(1.03)	(1.41)	82.12	10.64(7)	205,168	0.70(8)	0.70(8)	0.37(8)	3(4)(7)
Class R6
06/30/22(9)	$61.99	$0.22	$(10.89)	$(10.67)	$(0.16)	$ (3.91)	$(4.07)	$47.25	(18.43)%(7)	$804	0.66%(8)	3.02%(8)	0.47%(8)	27%(4)(5)
06/30/23	47.25	0.39(3)	9.74	10.13	(0.17)	(0.68)	(0.85)	56.53	21.73	20,862	0.66	1.19	0.78	4(4)
06/30/24	56.53	0.51(3)	9.70	10.21	(0.52)	(0.05)	(0.57)	66.17	18.18	66,248	0.66	0.73	0.85	6(4)
06/30/25	66.17	0.38(3)	9.73	10.11	(0.41)	(0.29)	(0.70)	75.58	15.32	68,075	0.66	0.69	0.54	7(4)
12/31/25(6)	75.58	0.16(3)	7.88	8.04	(0.41)	(1.03)	(1.44)	82.18	10.65(7)	72,622	0.66(8)	0.69(8)	0.41(8)	3(4)(7)
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The ratio of net and gross expenses to average net assets excluding liquidity provider expenses would have been lower by 0.01%, 0.01%, 0.01%, 0.01%, 0.01% and 0.01% for the six months ended Dec 31, 2025 and the years ended June 30, 2025, 2024, 2023, 2022 and 2021, respectively.
(3)	The net investment income (loss) per share was based on average shares outstanding for the period.
(4)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(5)	Portfolio turnover excludes the purchases and sales of securities of the AIG Focused Alpha Large-Cap Fund acquired on July 16, 2021. If these transactions were included, portfolio turnover would have been higher.
(6)	Unaudited.
(7)	Not annualized.
(8)	Annualized.
(9)	Represents the period from commencement of operations (October 28, 2021) through June 30, 2022 for Class R6.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Large Cap Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(2)	Ratio of gross expenses to average net assets(2)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
06/30/21	$13.04	$0.11	$4.83	$4.94	$(0.12)	$ —	$(0.12)	$17.86	38.06%	$4,278	1.04%	1.53%	0.75%	15%(3)
06/30/22	17.86	0.08	(2.03)	(1.95)	(0.12)	(0.40)	(0.52)	15.39	(11.44)	4,510	1.05	1.48	0.51	12(3)
06/30/23	15.39	0.12(4)	2.28	2.40	(0.02)	(0.57)	(0.59)	17.20	15.96	5,259	1.06	1.42	0.75	17(3)
06/30/24	17.20	0.12(4)	1.42	1.54	(0.21)	(0.07)	(0.28)	18.46	9.06	6,464	1.04	1.39	0.67	6(3)
06/30/25	18.46	0.12(4)	1.83	1.95	(0.12)	(0.55)	(0.67)	19.74	10.51	7,518	1.04	1.34	0.63	12(3)
12/31/25(5)	19.74	0.03(4)	1.13	1.16	(0.07)	(0.48)	(0.55)	20.35	5.85(6)	7,715	1.04(7)	1.38(7)	0.33(7)	5(3)(6)
Class C
06/30/21	$12.79	$(0.10)	$4.84	$4.74	$—	$ —	$—	$17.53	37.06%	$4,328	1.79%	2.03%	(—)%(8)	15%(3)
06/30/22	17.53	(0.10)	(1.96)	(2.06)	—	(0.40)	(0.40)	15.07	(12.15)	2,995	1.80	2.12	(0.24)	12(3)
06/30/23	15.07	(—)(4)(8)	2.23	2.23	—	(0.57)	(0.57)	16.73	15.10	2,036	1.81	2.17	(—)(8)	17(3)
06/30/24	16.73	(0.01)(4)	1.38	1.37	—	(0.07)	(0.07)	18.03	8.20	1,353	1.79	2.46	(0.08)	6(3)
06/30/25	18.03	(0.02)(4)	1.80	1.78	—	(0.55)	(0.55)	19.26	9.79	623	1.79	3.02	(0.12)	12(3)
12/31/25(5)	19.26	(0.04)(4)	1.09	1.05	—	(0.48)	(0.48)	19.83	5.43(6)	657	1.78(7)	3.96(7)	(0.41)(7)	5(3)(6)
Class Y
06/30/21	$13.07	$0.16	$4.83	$4.99	$(0.18)	$ —	$(0.18)	$17.88	38.39%	$270,305	0.79%	0.88%	1.00%	15%(3)
06/30/22	17.88	0.15	(2.05)	(1.90)	(0.16)	(0.40)	(0.56)	15.42	(11.20)	202,913	0.80	0.88	0.76	12(3)
06/30/23	15.42	0.16(4)	2.29	2.45	(0.08)	(0.57)	(0.65)	17.22	16.24	206,214	0.81	0.90	1.00	17(3)
06/30/24	17.22	0.16(4)	1.42	1.58	(0.25)	(0.07)	(0.32)	18.48	9.28	207,868	0.79	0.89	0.92	6(3)
06/30/25	18.48	0.17(4)	1.85	2.02	(0.17)	(0.55)	(0.72)	19.78	10.86	217,878	0.79	0.89	0.88	12(3)
12/31/25(5)	19.78	0.06(4)	1.12	1.18	(0.10)	(0.48)	(0.58)	20.38	5.92(6)	222,732	0.79(7)	0.88(7)	0.58(7)	5(3)(6)
Institutional Class
06/30/21	$13.09	$0.16	$4.86	$5.02	$(0.20)	$ —	$(0.20)	$17.91	38.59%	$90,358	0.69%	0.82%	1.10%	15%(3)
06/30/22	17.91	0.18	(2.08)	(1.90)	(0.17)	(0.40)	(0.57)	15.44	(11.15)	67,679	0.70	0.82	0.86	12(3)
06/30/23	15.44	0.18(4)	2.28	2.46	(0.10)	(0.57)	(0.67)	17.23	16.35	60,341	0.71	0.85	1.10	17(3)
06/30/24	17.23	0.18(4)	1.43	1.61	(0.27)	(0.07)	(0.34)	18.50	9.45	64,183	0.69	0.83	1.02	6(3)
06/30/25	18.50	0.19(4)	1.84	2.03	(0.18)	(0.55)	(0.73)	19.80	10.95	69,131	0.69	0.83	0.98	12(3)
12/31/25(5)	19.80	0.07(4)	1.11	1.18	(0.10)	(0.48)	(0.58)	20.40	5.96(6)	73,229	0.69(7)	0.82(7)	0.68(7)	5(3)(6)
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The ratio of net and gross expenses to average net assets excluding liquidity provider expenses would have been lower by 0.01%, 0.01%, 0.01%, 0.03%, 0.02% and 0.01% for the six months ended December 31, 2025 and for the years ended June 30, 2025, 2024, 2023, 2022 and 2021, respectively.
(3)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(4)	The net investment income (loss) per share was based on average shares outstanding for the period.
(5)	Unaudited.
(6)	Not annualized.
(7)	Annualized.
(8)	Less than $0.005 per share or 0.005%.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Large Company Growth Fund
Period ended	Net asset value at beginning of period	Net investment loss	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(2)	Ratio of gross expenses to average net assets(2)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
06/30/21	$47.46	$(0.15)	$16.56	$16.41	$ (6.61)	$(6.61)	$57.26	37.33%	$3,617	1.06%	1.59%	(0.71)%	36%(3)
06/30/22	57.26	(0.18)	(10.40)	(10.58)	(10.52)	(10.52)	36.16	(23.29)	3,290	1.07	1.58	(0.61)	41(3)
06/30/23	36.16	(0.17)(4)	6.10	5.93	(1.23)	(1.23)	40.86	16.89	3,711	1.08	1.57	(0.46)	44(3)
06/30/24	40.86	(0.30)(4)	16.72	16.42	(1.92)	(1.92)	55.36	41.47	5,337	1.07	1.53	(0.65)	39(3)
06/30/25	55.36	(0.38)(4)	9.04	8.66	(1.61)	(1.61)	62.41	15.86	6,389	1.05	1.40	(0.68)	30(3)
12/31/25(5)	62.41	(0.23)(4)	1.83	1.60	(2.83)	(2.83)	61.18	2.52(6)	6,869	1.06(7)	1.41(7)	(0.73)(7)	20(3)(6)
Class C
06/30/21	$45.93	$(1.42)	$16.81	$15.39	$ (6.61)	$(6.61)	$54.71	36.28%	$473	1.81%	3.39%	(1.46)%	36%(3)
06/30/22	54.71	(1.24)	(9.03)	(10.27)	(10.52)	(10.52)	33.92	(23.87)	206	1.82	4.24	(1.36)	41(3)
06/30/23	33.92	(0.42)(4)	5.68	5.26	(1.23)	(1.23)	37.95	16.01	223	1.83	5.86	(1.21)	44(3)
06/30/24	37.95	(0.58)(4)	15.41	14.83	(1.92)	(1.92)	50.86	40.43	216	1.82	6.43	(1.40)	39(3)
06/30/25	50.86	(0.73)(4)	8.23	7.50	(1.61)	(1.61)	56.75	14.97	180	1.80	7.83	(1.43)	30(3)
12/31/25(5)	56.75	(0.43)(4)	1.68	1.25	(2.83)	(2.83)	55.17	2.15(6)	254	1.81(7)	8.17(7)	(1.48)(7)	20(3)(6)
Class Y
06/30/21	$47.97	$(0.26)	$17.00	$16.74	$ (6.61)	$(6.61)	$58.10	37.64%	$28,952	0.81%	0.96%	(0.46)%	36%(3)
06/30/22	58.10	(0.18)	(10.49)	(10.67)	(10.52)	(10.52)	36.91	(23.09)	13,917	0.82	0.97	(0.36)	41(3)
06/30/23	36.91	(0.08)(4)	6.24	6.16	(1.23)	(1.23)	41.84	17.17	7,266	0.83	1.07	(0.21)	44(3)
06/30/24	41.84	(0.19)(4)	17.17	16.98	(1.92)	(1.92)	56.90	41.85	10,199	0.82	1.08	(0.40)	39(3)
06/30/25	56.90	(0.25)(4)	9.31	9.06	(1.61)	(1.61)	64.35	16.15	10,726	0.80	1.01	(0.43)	30(3)
12/31/25(5)	64.35	(0.16)(4)	1.89	1.73	(2.83)	(2.83)	63.25	2.65(6)	10,277	0.81(7)	1.04(7)	(0.48)(7)	20(3)(6)
Institutional Class
06/30/21	$48.18	$(0.21)	$17.10	$16.89	$ (6.61)	$(6.61)	$58.46	37.80%	$229,690	0.71%	0.85%	(0.36)%	36%(3)
06/30/22	58.46	(0.14)	(10.58)	(10.72)	(10.52)	(10.52)	37.22	(23.03)	145,441	0.72	0.84	(0.26)	41(3)
06/30/23	37.22	(0.04)(4)	6.30	6.26	(1.23)	(1.23)	42.25	17.30	135,324	0.73	0.88	(0.11)	44(3)
06/30/24	42.25	(0.14)(4)	17.35	17.21	(1.92)	(1.92)	57.54	41.99	137,363	0.72	0.89	(0.30)	39(3)
06/30/25	57.54	(0.19)(4)	9.42	9.23	(1.61)	(1.61)	65.16	16.26	152,364	0.70	0.86	(0.33)	30(3)
12/31/25(5)	65.16	(0.13)(4)	1.92	1.79	(2.83)	(2.83)	64.12	2.71(6)	145,608	0.71(7)	0.85(7)	(0.38)(7)	20(3)(6)
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The ratio of net and gross expenses to average net assets excluding liquidity provider expenses would have been lower by 0.02%, 0.01%, 0.03%, 0.04%, 0.03% and 0.02% for the six months ended December 31, 2025 and for the years ended June 30, 2025, 2024, 2023, 2022 and 2021, respectively.
(3)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(4)	The net investment income (loss) per share was based on average shares outstanding for the period.
(5)	Unaudited.
(6)	Not annualized.
(7)	Annualized.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Small Company Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(2)	Ratio of gross expenses to average net assets(2)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
06/30/21	$4.06	$(0.03)	$2.65	$2.62	$—	$ (0.01)	$(0.01)	$6.67	64.45%	$608,513	1.20%	1.20%	(0.45)%	80%(3)
06/30/22	6.67	(0.02)(4)	(0.95)	(0.97)	—	(1.14)	(1.14)	4.56	(17.95)	451,081	1.17	1.17	(0.31)	70(3)
06/30/23	4.56	(—)(4)(5)	0.71	0.71	—	(0.12)	(0.12)	5.15	15.80	484,105	1.19	1.19	(—)(5)	79(3)
06/30/24	5.15	(—)(4)(5)	0.64	0.64	—	(0.01)	(0.01)	5.78	12.41	500,584	1.18	1.18	(—)(5)	59(3)
06/30/25	5.78	(0.01)(4)	0.58	0.57	(0.01)	(0.35)	(0.36)	5.99	9.55	480,704	1.15	1.15	(0.24)	47(3)
12/31/25(6)	5.99	(0.01)(4)	0.58	0.57	—	(0.36)	(0.36)	6.20	9.37(7)	500,354	1.11(8)	1.11(8)	(0.23)(8)	31(3)(7)
Class C
06/30/21^	$5.25	$(0.11)	$3.41	$3.30	$—	$ (0.03)	$(0.03)	$8.52	62.65%	$26,123	1.97%	2.05%	(1.22)%	80%(3)
06/30/22^	8.52	(0.08)(4)	(0.89)	(0.97)	—	(3.01)	(3.01)	4.54	(18.70)	17,385	1.97	2.02	(1.11)	70(3)
06/30/23^	4.54	(0.03)(4)	0.71	0.68	—	(0.12)	(0.12)	5.10	15.26	15,992	1.96	2.06	(0.77)	79(3)
06/30/24	5.10	(0.04)(4)	0.62	0.58	—	(0.01)	(0.01)	5.67	11.35	14,146	1.96	2.06	(0.78)	59(3)
06/30/25	5.67	(0.06)(4)	0.57	0.51	—	(0.35)	(0.35)	5.83	8.65	13,376	1.96	2.02	(1.05)	47(3)
12/31/25(6)	5.83	(0.03)(4)	0.57	0.54	—	(0.36)	(0.36)	6.01	9.12(7)	11,963	1.95(8)	2.03(8)	(1.07)(8)	31(3)(7)
Class Y
06/30/21	$4.53	$(0.01)	$2.94	$2.93	$(—)(5)	$ (0.01)	$(0.01)	$7.45	64.61%	$282,428	0.91%	0.99%	(0.16)%	80%(3)
06/30/22	7.45	(—)(4)(5)	(1.10)	(1.10)	—	(1.14)	(1.14)	5.21	(17.81)	222,141	0.91	0.97	(0.05)	70(3)
06/30/23	5.21	0.02(4)	0.82	0.84	—	(0.12)	(0.12)	5.93	16.33	312,720	0.90	0.98	0.29	79(3)
06/30/24	5.93	0.02(4)	0.73	0.75	—	(0.01)	(0.01)	6.67	12.63	429,455	0.90	0.96	0.28	59(3)
06/30/25	6.67	—(4)(5)	0.67	0.67	(0.03)	(0.35)	(0.38)	6.96	9.80	562,970	0.90	0.93	0.01	47(3)
12/31/25(6)	6.96	(—)(4)(5)	0.68	0.68	—	(0.36)	(0.36)	7.28	9.65(7)	801,016	0.89(8)(9)	0.88(8)	(0.01)(8)	31(3)(7)
Institutional Class
06/30/21	$4.52	$(—)(5)	$2.93	$2.93	$(—)(5)	$ (0.01)	$(0.01)	$7.44	64.75%	$18,770	0.81%	0.99%	(0.06)%	80%(3)
06/30/22	7.44	—(4)(5)	(1.09)	(1.09)	—	(1.14)	(1.14)	5.21	(17.70)	21,299	0.81	0.96	0.05	70(3)
06/30/23	5.21	0.02(4)	0.83	0.85	—	(0.12)	(0.12)	5.94	16.52	24,638	0.80	0.96	0.39	79(3)
06/30/24	5.94	0.02(4)	0.74	0.76	—	(0.01)	(0.01)	6.69	12.78	30,779	0.80	0.94	0.38	59(3)
06/30/25	6.69	0.01(4)	0.67	0.68	(0.03)	(0.35)	(0.38)	6.99	9.93	31,508	0.80	0.92	0.11	47(3)
12/31/25(6)	6.99	—(4)(5)	0.68	0.68	—	(0.36)	(0.36)	7.31	9.61(7)	37,856	0.79(8)	0.88(8)	0.09(8)	31(3)(7)
Class R6
06/30/21	$4.19	$(—)(5)	$2.73	$2.73	$(—)(5)	$ (0.01)	$(0.01)	$6.91	65.08%	$63,766	0.81%	0.89%	(0.06)%	80%(3)
06/30/22	6.91	—(4)(5)	(1.00)	(1.00)	—	(1.14)	(1.14)	4.77	(17.73)	53,500	0.81	0.87	0.05	70(3)
06/30/23	4.77	0.02(4)	0.75	0.77	—	(0.12)	(0.12)	5.42	16.37	65,962	0.80	0.88	0.39	79(3)
06/30/24	5.42	0.02(4)	0.67	0.69	—	(0.01)	(0.01)	6.10	12.72	81,101	0.80	0.87	0.38	59(3)
06/30/25	6.10	0.01(4)	0.61	0.62	(0.03)	(0.35)	(0.38)	6.34	9.90	84,904	0.80	0.84	0.11	47(3)
12/31/25(6)	6.34	— (4)(5)	0.63	0.63	—	(0.36)	(0.36)	6.61	9.81(7)	97,633	0.79(8)	0.80(8)	0.09(8)	31(3)(7)
^	Updated to reflect the effect of a 1 for 0.379048 reverse stock split for Class C shares on October 14, 2022. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The ratio of net and gross expenses to average net assets excluding liquidity provider expenses would have been lower by 0.01%, 0.01%, 0.01%, 0.02% and 0.02% for the years ended June 30, 2025, 2024, 2023, 2022 and 2021, respectively.
(3)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(4)	The net investment income (loss) per share was based on average shares outstanding for the period.
(5)	Less than $0.005 per share or 0.005%.
(6)	Unaudited.
(7)	Not annualized.
(8)	Annualized.
(9)	Net expenses include amounts eligible for recoupment by the Adviser.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Value Fund
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
06/30/21	$7.95	$0.10	$3.62	$3.72	$(0.10)	$ (0.16)	$(0.26)	$11.41	47.49%	$33,052	1.08%	1.24%	1.08%	37%
06/30/22	11.41	0.11	(0.63)	(0.52)	(0.12)	(0.85)	(0.97)	9.92	(5.30)	156,947	1.08	1.13	1.03	63(2)
06/30/23	9.92	0.14	0.93	1.07	(0.14)	(0.60)	(0.74)	10.25	11.07	158,698	1.08	1.12	1.34	30(3)
06/30/24	10.25	0.14(4)	1.56	1.70	(0.15)	(0.09)	(0.24)	11.71	16.71	163,754	1.08	1.13	1.30	28
06/30/25	11.71	0.15	1.26	1.41	(0.15)	(0.86)	(1.01)	12.11	12.00	168,596	1.08	1.11	1.23	40
12/31/25(5)	12.11	0.06	0.92	0.98	(0.06)	(1.45)	(1.51)	11.58	7.98(6)	171,280	1.08(7)	1.10(7)	0.97(7)	21(6)
Class C
06/30/21	$7.93	$0.03	$3.61	$3.64	$(0.03)	$ (0.16)	$(0.19)	$11.38	46.40%	$1,943	1.83%	2.46%	0.33%	37%
06/30/22	11.38	0.02	(0.64)	(0.62)	(0.03)	(0.85)	(0.88)	9.88	(6.11)	5,722	1.83	2.08	0.28	63(2)
06/30/23	9.88	0.06	0.94	1.00	(0.06)	(0.60)	(0.66)	10.22	10.35	3,721	1.83	2.05	0.59	30(3)
06/30/24	10.22	0.06(4)	1.54	1.60	(0.06)	(0.09)	(0.15)	11.67	15.76	2,919	1.83	2.16	0.55	28
06/30/25	11.67	0.05	1.27	1.32	(0.06)	(0.86)	(0.92)	12.07	11.20	1,989	1.80	2.30	0.51	40
12/31/25(5)	12.07	0.02	0.92	0.94	(0.02)	(1.45)	(1.47)	11.54	7.64(6)	1,840	1.77(7)	2.67(7)	0.28(7)	21(6)
Class Y
06/30/21	$7.98	$0.13	$3.64	$3.77	$(0.13)	$ (0.16)	$(0.29)	$11.46	47.93%	$100,542	0.83%	0.95%	1.33%	37%
06/30/22	11.46	0.14	(0.64)	(0.50)	(0.14)	(0.85)	(0.99)	9.97	(5.06)	86,615	0.83	0.88	1.28	63(2)
06/30/23	9.97	0.16	0.94	1.10	(0.16)	(0.60)	(0.76)	10.31	11.39	85,516	0.83	0.88	1.59	30(3)
06/30/24	10.31	0.17(4)	1.55	1.72	(0.17)	(0.09)	(0.26)	11.77	16.90	96,905	0.83	0.88	1.55	28
06/30/25	11.77	0.16	1.29	1.45	(0.18)	(0.86)	(1.04)	12.18	12.29	112,416	0.83	0.86	1.48	40
12/31/25(5)	12.18	0.07	0.95	1.02	(0.08)	(1.45)	(1.53)	11.67	8.14(6)	114,383	0.83(7)	0.87(7)	1.22(7)	21(6)
Institutional Class
06/30/21	$7.96	$0.14	$3.63	$3.77	$(0.14)	$ (0.16)	$(0.30)	$11.43	48.12%	$289,120	0.68%	0.88%	1.48%	37%
06/30/22	11.43	0.16	(0.65)	(0.49)	(0.16)	(0.85)	(1.01)	9.93	(5.02)	252,281	0.68	0.83	1.43	63(2)
06/30/23	9.93	0.18	0.94	1.12	(0.18)	(0.60)	(0.78)	10.27	11.62	222,825	0.68	0.80	1.74	30(3)
06/30/24	10.27	0.19(4)	1.55	1.74	(0.19)	(0.09)	(0.28)	11.73	17.14	250,463	0.68	0.81	1.70	28
06/30/25	11.73	0.19	1.27	1.46	(0.20)	(0.86)	(1.06)	12.13	12.42	268,725	0.68	0.80	1.63	40
12/31/25(5)	12.13	0.09	0.93	1.02	(0.09)	(1.45)	(1.54)	11.61	8.25(6)	283,065	0.68(7)	0.79(7)	1.37(7)	21(6)
Class R6
06/30/22(8)	$11.91	$0.11	$(1.11)	$(1.00)	$(0.13)	$ (0.85)	$(0.98)	$9.93	(9.10)%(6)	$395	0.63%(7)	8.11%(7)	1.47%(7)	63%(2)
06/30/23	9.93	0.16	0.96	1.12	(0.18)	(0.60)	(0.78)	10.27	11.64	25,657	0.63	0.91	1.79	30(3)
06/30/24	10.27	0.19(4)	1.57	1.76	(0.20)	(0.09)	(0.29)	11.74	17.29	30,504	0.63	0.79	1.75	28
06/30/25	11.74	0.20	1.26	1.46	(0.20)	(0.86)	(1.06)	12.14	12.47	30,035	0.63	0.79	1.68	40
12/31/25(5)	12.14	0.08	0.94	1.02	(0.09)	(1.45)	(1.54)	11.62	8.27(6)	17,719	0.63(7)	0.79(7)	1.42(7)	21(6)
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	Portfolio turnover excludes the purchases and sales of securities of the AIG Strategic Value Fund acquired on July 16, 2021. If these transactions were included, portfolio turnover would have been higher.
(3)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(4)	The net investment income (loss) per share was based on average shares outstanding for the period.
(5)	Unaudited.
(6)	Not annualized.
(7)	Annualized.
(8)	Represents the period from commencement of operations (October 28, 2021) through June 30, 2022 for Class R6.
See accompanying Notes to Financial Statements.

Notes to Financial Statements
December 31, 2025 (Unaudited)
1. Organization
The Touchstone Strategic Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated November 18, 1982. The Trust consists of fifteen funds, including the following eight funds (individually, a “Fund”, and collectively, the “Funds”):
Touchstone Balanced Fund ("Balanced Fund”)
Touchstone Core Municipal Bond Fund ("Core Municipal Bond Fund”)
Touchstone International Value Fund ("International Value Fund”)
Touchstone Large Cap Focused Fund ("Large Cap Focused Fund”)
Touchstone Large Cap Fund ("Large Cap Fund”)
Touchstone Large Company Growth Fund ("Large Company Growth Fund”)
Touchstone Small Company Fund ("Small Company Fund”)
Touchstone Value Fund ("Value Fund”)
Each Fund is diversified, with the exception of the Large Cap Focused Fund and the Large Company Growth Fund, which are non-diversified.
The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The table below indicates the classes of shares that each Fund is registered to offer:
	Class A	Class C	Class Y	Institutional Class	Class R6
Balanced Fund	X	X	X		X
Core Municipal Bond Fund	X	X	X	X
International Value Fund	X	X	X	X
Large Cap Focused Fund	X	X	X	X	X
Large Cap Fund	X	X	X	X
Large Company Growth Fund	X	X	X	X
Small Company Fund	X	X	X	X	X
Value Fund	X	X	X	X	X
The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goal, policies, and strategies along with information on the classes of shares currently being offered.
2. Significant Accounting Policies
The following is a summary of the Funds’ significant accounting policies:
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of December 31, 2025, for each Fund’s investments, is included in each Fund’s Portfolio of Investments. The Funds did not hold or transfer any Level 3 categorized securities during the six months ended December 31, 2025.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

Notes to Financial Statements (Unaudited) (Continued)
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures established by Touchstone Advisors, Inc. (the “Adviser”) and adopted by the Funds' Board of Trustees (the “Board”) and are generally categorized in Level 3.
Collateralized Loan Obligations — The Balanced Fund may invest in collateralized loan obligations (“CLOs”). CLOs are types of asset-backed securities. A CLO is an entity that is backed by syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CLO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive higher ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Investment companies — The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (“OTC”). An ETF is an investment company whose shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment

Notes to Financial Statements (Unaudited) (Continued)
company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing, and marketing, as well as their share of the Fund’s fees and expenses.
Futures Contracts — The Balanced Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce the Fund’s exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Fund’s return. When the Fund purchases or sells a futures contract, or sells an option thereon, the Fund must deposit initial margin and, in some instances, daily variation margin, to meet its obligations under a contract with a futures commission merchant.
When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
Swap Contracts — The Balanced Fund may enter into swap transactions to help enhance the value of its portfolio or manage its exposure to different types of investments. Swaps are financial instruments that typically involve the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indexes, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.
Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.
Generally, bilateral swap agreements and OTC swaps have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or a party's insolvency, and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the contract.
Cleared swaps are transacted through futures commission merchants that are members of central clearinghouses with the clearinghouses serving as a central counterparty. Pursuant to rules promulgated under the Dodd-Frank Wall Street Reform and Consumer Protection Act, central clearing of swap agreements is currently required for certain market participants trading certain instruments, and central clearing for additional instruments is expected to be implemented by regulators until the majority of the swaps market is ultimately subject to central clearing.
Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. For OTC swaps, any upfront premiums paid or received are recorded as assets or liabilities, respectively, and are shown as premium paid on swap agreements or premium received on swap agreements in the Statements of Assets and Liabilities. For swaps that are centrally cleared, initial margins, determined by each relevant clearing agency or clearing member, are posted at a clearing broker in accordance with CFTC or the applicable regulator's regulations. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in the value of centrally cleared swaps are recorded in the Statements of Assets and Liabilities as receivable or payable for variation margin on swap agreements and settled daily. Upfront premiums and liquidation payments received or paid are recorded as realized gains or losses at the termination or maturity of the swap. Net periodic payments received or paid by the Fund are recorded as realized gain or loss.
A swap agreement can be a form of leverage, which can magnify a Fund’s gains or losses. In order to reduce the risk associated with leveraging, the Fund will only enter into a swap agreement subject to the regulatory limitations set forth in Rule 18f-4 under the 1940 Act (the “Derivatives Rule”).

Notes to Financial Statements (Unaudited) (Continued)
Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:
(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and
(2)	purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.
The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.
Real Estate Investment Trusts — The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks associated with investments in REITs include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.
Derivative instruments and hedging activities — The Balanced Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement” or “MNA”) or similar agreement with certain counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts, and typically contains, among other things, collateral posting terms and master netting provisions in the event of a default or termination. Under an ISDA Master Agreement, a party may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables or receivables with collateral held or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting). These default events include bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset.
When entering into a derivative transaction, a Fund may be required to post and maintain collateral or margin (including both initial and variation margin). Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options, and centrally cleared swaps). Brokers can ask for margining in excess of the clearing house’s minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (forward foreign currency contracts, options, and swaps). For derivatives traded under an ISDA  Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as cash deposits held at prime broker and due to prime broker, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.
Certain ISDA Master Agreements allow counterparties to OTC derivatives transactions to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund (counterparty) to accelerate payment of any net liability owed to the counterparty (Fund).
For financial reporting purposes, the Balanced Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
As of December 31, 2025, the Balanced Fund did not hold any assets and liabilities that were subject to a MNA.

Notes to Financial Statements (Unaudited) (Continued)
The following table sets forth the effect of the Balanced Fund's derivative financial instruments by primary risk exposure on the Statements of Operations for the six months ended December 31, 2025:
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Realized Gains (Losses) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Balanced Fund	Futures - Interest Rate Contracts(1)	$254,080	$76,392
	Swap Agreements - Credit Contracts(2)	54,168	—
(1)	Statements of Operations Location: Net realized gains on futures contracts and Net change in unrealized appreciation (depreciation) on futures contracts, respectively.
(2)	Statements of Operations Location: Net realized gains on swap agreements.
For the six months ended December 31, 2025, the average quarterly notional value of outstanding derivative financial instruments was as follows:
Balanced Fund
Interest Rate Contracts:
Futures Contracts (long) - Notional Value	$79,686,261
Futures Contracts (short) - Notional Value	13,298,735
Portfolio securities loaned — The Funds may lend their portfolio securities. Lending portfolio securities exposes the Funds to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds' custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds' custodian into an approved short-term investment vehicle. The approved short-term investment vehicle is subject to market risk.
As of December 31, 2025, the following Funds loaned securities and received collateral as follows:
Fund	Security Type	Market Value of Securities Loaned(1)	Market Value of Collateral Received(2)	Net Amount(3)
Balanced Fund	Corporate Bonds	$310,597	$7,548,137	$7,237,540
International Value Fund	Common Stocks	362,390	388,875	26,485
Small Company Fund	Common Stocks	1,041,734	1,076,387	34,653
(1)	The remaining contractual maturity is overnight for all securities.
(2)	Gross amount of recognized liabilities for securities lending included in the Statements of Assets and Liabilities.
(3)	Net amount represents the net amount payable due to (received from) the borrower in the event of default.
All cash collateral is received, held, and administered by the Funds' custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral in cash equivalents.
Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on daily trading volumes, float, short-term interest rates and market liquidity and is shown net of fees on the Statements of Operations. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral, and the Fund continues to receive interest or dividends on the loaned securities.
Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.
When-issued or delayed delivery transactions — Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. When-issued or delayed delivery transactions physically settling within 35-days are deemed not to involve a senior security. When-

Notes to Financial Statements (Unaudited) (Continued)
issued or delayed delivery transactions that do not physically settle within 35-days are required to be treated as derivatives transactions in compliance with the Derivatives Rule.
Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.
The maximum offering price per share of Class A shares of the equity funds (all of the Funds except the Core Municipal Bond Fund) is equal to the NAV per share plus a sales load equal to 5.26% of the NAV (or 5.00% of the offering price). The maximum offering price per share of Class A shares of the Core Municipal Bond Fund is equal to the NAV per share plus a sales load equal to 3.36% of the NAV (or 3.25% of the offering price). There is no sales load on equity or fixed income fund purchases when aggregate purchases in all Touchstone funds equal at least $1 million or $500,000, respectively. The maximum offering price per share of Classes C, Y, Institutional Class and R6 shares of the Funds is equal to the NAV per share.
The redemption price per share of each class of shares of the Funds is generally equal to the NAV per share. However, Class A redemptions that were part of a no-load purchase due to the aggregate purchase amount in all Touchstone Funds equaling at least $1 million for equity funds or $500,000 for fixed income funds where a Finder’s Fee was paid may be subject to a contingent deferred sales charge (“CDSC”) of up to 1.00% or 0.50% for equity or fixed income funds, respectively, if redeemed within a one-year period from the date of purchase. Additionally, purchases of Class C shares of the Funds are subject to a CDSC of 1.00% if redeemed within a one-year period from the date of purchase. The CDSC will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the shares being redeemed or (2) the NAV of such shares being redeemed.
Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted. Realized gains and losses resulting from principal pay downs on mortgage-backed and asset-backed securities are included in interest income. Market discounts, original issue discounts and market premiums on debt securities are accreted/amortized to interest income over the life of the security or to the appropriate call date, as applicable, with a corresponding adjustment in the cost basis of that security. In addition, it is the Funds’ policy to accrue for foreign capital gains taxes, if applicable, on certain foreign securities held by the Funds. An estimated foreign capital gains tax is recorded daily on net unrealized gains on these securities and is payable upon the sale of such securities when a gain is realized.
Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. Each Fund, except the Balanced Fund, the Core Municipal Bond Fund and the Value Fund, declares and distributes net investment income, if any, annually, as a dividend to shareholders. The Balanced Fund and Value Fund declare and distribute net investment income, if any, quarterly, as a dividend to shareholders. The Core Municipal Bond Fund declares distributions from net investment income on a daily basis and distributes as a dividend to shareholders on a monthly basis. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Funds' net investment income from investments in underlying funds is affected by the timing of dividend declarations by the underlying funds.
Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds in the Trust, and, if applicable, Touchstone ETF Trust, Touchstone Funds Group Trust and Touchstone Variable Series Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.
Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.
Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Operating Segments — In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund represents a single operating segment. The management team of the Adviser,

Notes to Financial Statements (Unaudited) (Continued)
acts as the Funds’ CODM. The CODM monitors the operating results of the Funds as a whole and also monitors each Fund’s asset allocation for adherence to its principal investment strategies as disclosed in its prospectus. The financial information, including the Funds’ portfolio of investments, total returns, expense ratios and changes in net assets, are used by the CODM to assess the segment’s performance versus the Funds’ benchmarks and to make resource allocation decisions for the Funds’ single segment and is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying statements of assets and liabilities and segment expenses are listed on the accompanying statements of operations. The accounting policies of the segment are the same as those described in the summary of significant accounting policies.
Recent Accounting Pronouncements — In December 2023, the FASB issued ASU No. 2023-09 Income Taxes (Topic 740); Improvements to Income Tax Disclosures, which enhances the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation, disaggregation of income taxes paid, and other income tax-related disclosures. The ASU is effective for annual periods beginning after December 15, 2024. Management is currently evaluating the impact of applying the ASU to the Funds’ financial statements.
3. Investment Transactions
Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended December 31, 2025:
	Balanced Fund	Core Municipal Bond Fund	International Value Fund	Large Cap Focused Fund(1)
Purchases of investment securities	$57,363,642	$8,480,683	$30,049,436	$108,859,746
Proceeds from sales and maturities	$84,115,490	$8,314,624	$21,678,238	$115,015,475
	Large Cap Fund(1)	Large Company Growth Fund(1)	Small Company Fund(1)	Value Fund
Purchases of investment securities	$18,017,531	$35,027,665	$562,672,736	$120,881,616
Proceeds from sales and maturities	$15,280,553	$37,424,345	$405,966,739	$162,906,929
(1)	The Large Cap Focused Fund, the Large Cap Fund, the Large Company Growth Fund and the Small Company Fund had redemption-in-kinds out of the Fund of $113,199,265, $6,870,321, $8,715,783 and $4,171,545, respectively, which are excluded from the proceeds from sales and maturities.
For the six months ended December 31, 2025, purchases and proceeds from sales and maturities in U.S. Government Securities were $310,278,370 and $308,815,076, respectively, for the Balanced Fund. There were no purchases or proceeds from sales and maturities of U.S. Government securities by the other Funds for the six months ended December 31, 2025.
4. Transactions with Affiliates and Other Related Parties
Certain officers of the Trust are  also officers of the Adviser, Touchstone Securities, Inc. (the “Distributor”), or The Bank of New York Mellon (“BNY Mellon”), the sub-administrator to the Funds. Such officers receive no compensation from the Trust. The Adviser and the Distributor are each wholly-owned subsidiaries of Western & Southern Financial Group, Inc. (“Western & Southern”).
On behalf of the Funds, the Adviser pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive compensation from the Funds. Each Independent Trustee also receives compensation for each Board meeting and committee meeting attended. Each standing committee chair receives additional compensation for each committee meeting that he or she oversees. The Adviser is reimbursed by the Funds for the Independent Trustees’ compensation and out-of-pocket expenses relating to their services. The Funds accrued Trustee-related expenses of $126,536 for the Funds’ Board for the six months ended December 31, 2025.

Notes to Financial Statements (Unaudited) (Continued)
MANAGEMENT & EXPENSE LIMITATION AGREEMENTS
The Adviser provides general investment supervisory services for the Funds, under the terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below.
Balanced Fund	0.55% on the first $200 million 0.50% on the next $200 million 0.45% on the next $600 million 0.40% on the next $1 billion 0.35% on assets in excess of $2 billion
Core Municipal Bond Fund	0.40% on the first $300 million 0.30% on assets in excess of $300 million
International Value Fund	0.70% on the first $500 million 0.65% on the next $300 million 0.60% on the next $200 million 0.50% on the next $1 billion 0.40% on assets in excess of $2 billion
Large Cap Focused Fund	0.70% on the first $500 million 0.65% on the next $300 million 0.60% on the next $200 million 0.50% on the next $1 billion 0.40% on assets in excess of $2 billion
Large Cap Fund	0.60% on the first $500 million 0.54% on the next $500 million 0.50% on assets in excess of $1 billion
Large Company Growth Fund	0.60% on all assets
Small Company Fund	0.70% on the first $500 million 0.65% on the next $300 million 0.60% on the next $200 million 0.50% on the next $1 billion 0.40% on assets in excess of $2 billion
Value Fund	0.65% on the first $200 million 0.55% on assets in excess of $200 million
The Adviser has entered into investment sub-advisory agreements with the following parties (each, a “Sub-Adviser”):
Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a	London Company of Virginia d/b/a The London Company
Barrow Hanley Global Investors	Large Cap Fund
Value Fund	Fort Washington Investment Advisors, Inc.*
DSM Capital Partners LLC	Balanced Fund
Large Company Growth Fund	Large Cap Focused Fund
Sage Advisory Services, Ltd Co.	Small Company Fund
Core Municipal Bond Fund
LSV Asset Management
International Value Fund
* Affiliate of the Adviser and wholly-owned subsidiary of Western & Southern.
The Adviser pays sub-advisory fees to each Sub-Adviser from its advisory fee.
The Adviser entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit the annual operating expenses of the Funds, excluding: dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Funds’ liquidity providers; other expenditures which are capitalized in accordance with U.S. GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum annual operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds.

Notes to Financial Statements (Unaudited) (Continued)
The Adviser has agreed to waive a portion of its fees, and to reimburse certain fund expenses in order to maintain the following expense limitations for the Funds:
	Class A	Class C	Class Y	Institutional Class	Class R6	Termination Date
Balanced Fund	1.01%	1.78%	0.81%	—	0.63%	October 29, 2026
Core Municipal Bond Fund(1)	0.80%	1.49%	0.55%	0.48%	—	October 29, 2026
International Value Fund	1.26%	1.85%	0.89%	0.77%	—	October 29, 2026
Large Cap Focused Fund	1.00%	1.79%	0.72%	0.69%	0.65%	October 29, 2026
Large Cap Fund(2)	1.03%	1.74%	0.78%	0.68%	—	October 29, 2026
Large Company Growth Fund	1.04%	1.79%	0.79%	0.69%	—	October 29, 2026
Small Company Fund	1.22%	1.95%	0.89%	0.79%	0.79%	October 29, 2026
Value Fund(3)	1.08%	1.75%	0.83%	0.68%	0.63%	October 29, 2026
(1)	Prior to October 29, 2025, the expense limitation for Class C was 1.50%.
(2)	Prior to October 29, 2025, the expense limitation for Class C was 1.78%.
(3)	Prior to October 29, 2025, the expense limitation for Class C was 1.78%.
The Expense Limitation Agreement can be terminated, with respect to each Fund, by a vote of the Funds' Board if it deems the termination to be beneficial to the Funds' shareholders.
During the six months ended December 31, 2025, the Adviser or its affiliates waived investment advisory fees, administration fees or other operating expenses, including distribution fees of the Funds, as follows:
Fund	Investment Advisory Fees Waived	Administration Fees Waived	Other Operating Expenses Reimbursed/ Waived	Total
Balanced Fund	$—	$479	$5,612	$6,091
Core Municipal Bond Fund	—	14,138	74,640	88,778
International Value Fund	—	22,305	122,231	144,536
Large Cap Focused Fund	—	434	120,683	121,117
Large Cap Fund	—	41,553	127,247	168,800
Large Company Growth Fund	—	76,815	67,191	144,006
Small Company Fund	—	—	26,115	26,115
Value Fund	—	114,801	121,322	236,123
Under the terms of the Expense Limitation Agreement, the Adviser is entitled to recover, subject to approval by the Funds’ Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Adviser reduced its compensation or assumed expenses for the Funds. A Fund will make repayments to the Adviser only if such repayment does not cause the Fund's operating expenses (after the repayment is taken into account) to exceed the Fund's expense limit in place when such amounts were waived or reimbursed by the Adviser and the Fund's current expense limitation.
As of December 31, 2025, the Adviser may seek recoupment of previously waived fees and reimbursed expenses as follows:
Fund	Expires on or before June 30, 2026	Expires on or before June 30, 2027	Expires on or before June 30, 2028	Expires on or before June 30, 2029	Total
Balanced Fund	$3,596	$6,420	$8,325	$6,091	$24,432
Core Municipal Bond Fund	44,945	106,066	112,188	59,645	322,844
International Value Fund	28,715	87,423	117,359	62,339	295,836
Large Cap Focused Fund	261,683	534,098	366,298	119,586	1,281,665
Large Cap Fund	116,011	305,525	310,465	155,799	887,800
Large Company Growth Fund	121,872	246,627	247,194	134,247	749,940
Small Company Fund	152,616	292,662	224,369	21,008	690,655
Value Fund	184,700	390,592	394,789	212,260	1,182,341
For the six months ended December 31, 2025, the Adviser is eligible to recoup previously waived fees or reimbursed expenses from Small Company Fund of $31,313.
ADMINISTRATION AGREEMENT
The Adviser entered into an Administration Agreement with the Trust, whereby the Adviser is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to

Notes to Financial Statements (Unaudited) (Continued)
shareholders and reports to and filings with the Securities and Exchange Commission (“SEC”) and state securities authorities, as well as materials for meetings of the Board; calculating the daily NAV per share; and maintaining the financial books and records of each Fund.
For its services, the Adviser’s annual administrative fee is:
0.145% on the first $20 billion of the aggregate average daily net assets;
0.11% on the next $10 billion of aggregate average daily net assets;
0.09% on the next $10 billion of aggregate average daily net assets; and
0.07% on the aggregate average daily net assets over $40 billion.
The fee is computed and allocated among the Touchstone Fund Complex on the basis of relative daily net assets.
The Adviser has engaged BNY Mellon as the sub-administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Adviser, not the Trust.
TRANSFER AGENT AGREEMENT
Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon Investment Servicing (U.S.) Inc. (“Transfer Agent”), the Transfer Agent to the Funds maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, the Transfer Agent receives a monthly fee from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by the Transfer Agent, including, but not limited to, postage and supplies.
The Funds may reimburse the Adviser for fees paid to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions for sub-transfer agency, sub-administration and other services provided to investors whose shares of record are held in omnibus, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees, which are included in Transfer Agent fees in the Statements of Operations, may vary based on, for example, the nature of services provided, but generally range up to 0.15% of the assets of the class serviced or maintained by the intermediary or up to $22 per sub-account maintained by the intermediary.
PLANS OF DISTRIBUTION AND SHAREHOLDER SERVICING FEE ARRANGEMENTS
The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for each class of shares it offers that is subject to 12b-1 distribution fees. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. The fees charged to the Funds are limited to the actual expenses incurred. Under the Class A plan, each Fund offering Class A shares pays an annual fee not to exceed 0.25% of average daily net assets that are attributable to Class A shares. Under the Class C plan, each Fund offering Class C shares pays an annual fee not to exceed 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee).
DISTRIBUTION AGREEMENT
The Distributor is the Funds’ principal underwriter and, as such, acts as exclusive agent for distribution of the Funds’ shares. Under the terms of the Distribution Agreement between the Trust and the Distributor, the Distributor earned underwriting and broker commissions on the sale of Class A shares of the Funds. W&S Brokerage Services, Inc., an affiliate of the Distributor and the Adviser, also earned broker commissions on the sale of Class A shares of the Funds. Listed below are the total underwriting and broker commissions earned by the Distributor and its affiliate during the six months ended December 31, 2025:
Fund	Amount
Balanced Fund	$ 25,543
Core Municipal Bond Fund	65
International Value Fund	2,622
Large Cap Focused Fund	16,854
Large Cap Fund	176
Large Company Growth Fund	1,714
Small Company Fund	10,195
Value Fund	1,297

Notes to Financial Statements (Unaudited) (Continued)
In addition, the Distributor collected CDSC on the redemption of Class A shares and Class C shares of the Funds listed below during the six months ended December 31, 2025:
Fund	Class A	Class C
Balanced Fund	$ —	$ 951
International Value Fund	1	7
Large Cap Focused Fund	17	551
Small Company Fund	—	495
Value Fund	—	41
INTERFUND TRANSACTIONS
Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Trustees and/or common Officers. During the six months ended December 31, 2025, the Funds did not engage in any Rule 17a-7 transactions.
5. Liquidity
ReFlow Fund LLC — The Funds may participate in the ReFlow Fund LLC liquidity program (“ReFlow”), which is designed to provide an alternative liquidity source for funds experiencing redemptions. In order to pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a Fund. ReFlow then generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, or at other times at ReFlow’s discretion. In return for this service, the Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds.
During the six months ended December 31, 2025, the following Funds utilized ReFlow. The shares ReFlow subscribed to and redemptions-in-kind were as follows:
Fund	Shares ReFlow Subscribed to	Redemptions-in-kind
Large Cap Focused Fund	1,638,415	$ 113,199,265
Large Cap Fund	377,224	6,870,321
Large Company Growth Fund	147,933	8,715,783
Small Company Fund	2,577,399	4,171,545
Interfund Lending —Pursuant to an Exemptive Order issued by the SEC on March 28, 2017, the Funds, along with certain other funds in the Touchstone Fund Complex, may participate in an interfund lending program. The interfund lending program provides an alternate credit facility that allows the Funds to lend to or borrow from other participating funds in the Touchstone Fund Complex, subject to the conditions of the Exemptive Order. The Funds may not borrow under the facility for leverage purposes and the loans’ duration may be no more than 7 days.
During the six months ended December 31, 2025, the following Fund participated as a lender in the interfund lending program. The daily average amount loaned, weighted average interest rate and interest income were as follows:
Fund	Daily Average Amount Loaned	Weighted Average Interest Rate	Interest Income(1)
Small Company Fund	$ 16,611	4.89%	$ 413
(1)	Included in Interest in the Statements of Operations.
During the six months ended December 31, 2025, the following Fund participated as a borrower in the interfund lending program. The daily average amount borrowed, weighted average interest rate and interest expense were as follows:
Fund	Daily Average Amount Borrowed	Weighted Average Interest Rate	Interest Expense(1)
Large Company Growth Fund	$ 25,979	4.25%	$ 561
(1)	Included in Other expenses in the Statements of Operations.

Notes to Financial Statements (Unaudited) (Continued)
6. Federal Tax Information
Federal Income Tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable and tax-exempt income and accordingly, no provision for income taxes has been made.
In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.
The tax character of distributions paid for the years ended June 30, 2025 and June 30, 2024 were as follows:
	Balanced Fund		Core Municipal Bond Fund		International Value Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
From ordinary income	$13,725,321	$12,011,292	$47,310	$56,917	$4,140,141	$1,681,923
From tax-exempt income	—	—	1,368,925	1,426,370	—	—
From long-term capital gains	4,485,908	—	—	—	5,498,005	—
Total distributions	$18,211,229	$12,011,292	$1,416,235	$1,483,287	$9,638,146	$1,681,923
	Large Cap Focused Fund		Large Cap Fund		Large Company Growth Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
From ordinary income	$12,007,747	$20,228,585	$2,606,753	$3,999,402	$427,248	$—
From long-term capital gains	13,864,082	2,633,783	7,962,671	987,379	3,762,245	5,206,543
Total distributions	$25,871,829	$22,862,368	$10,569,424	$4,986,781	$4,189,493	$5,206,543
	Small Company Fund		Value Fund
	Year Ended June 30, 2025	Year Ended June 30, 2024	Year Ended June 30, 2025	Year Ended June 30, 2024
From ordinary income	$16,851,559	$—	$9,000,068	$7,919,186
From long-term capital gains	47,795,643	1,430,467	38,563,992	4,210,139
Total distributions	$64,647,202	$1,430,467	$47,564,060	$12,129,325

Notes to Financial Statements (Unaudited) (Continued)
The following information is computed on a tax basis for each item as of June 30, 2025:
	Balanced Fund	Core Municipal Bond Fund	International Value Fund	Large Cap Focused Fund	Large Cap Fund
Tax cost of portfolio investments	$672,723,139	$42,563,988	$95,090,115	$1,635,923,841	$169,980,983
Gross unrealized appreciation on investments	312,741,271	172,414	24,735,180	1,884,383,249	130,738,388
Gross unrealized depreciation on investments	(23,215,279)	(1,524,310)	(6,127,269)	(55,977,765)	(5,545,408)
Net unrealized appreciation (depreciation) on investments	289,525,992	(1,351,896)	18,607,911	1,828,405,484	125,192,980
Gross unrealized appreciation on foreign currency transactions and deferred foreign capital gains tax	73	—	56,707	—	1
Net unrealized appreciation (depreciation) on foreign currency transactions and deferred foreign capital gains tax	73	—	56,707	—	1
Capital loss carryforwards	—	(1,962,904)	(63,238,411)	—	—
Undistributed ordinary income	—	—	3,574,684	8,386,388	1,457,329
Undistributed capital gains	17,054,243	—	373,828	1,566,607	7,030,783
Other temporary differences	(917,275)	(7,693)	—	—	—
Accumulated earnings (deficit)	$305,663,033	$(3,322,493)	$(40,625,281)	$1,838,358,479	$133,681,093
	Large Company Growth Fund	Small Company Fund	Value Fund
Tax cost of portfolio investments	$86,509,759	$905,492,629	$470,222,087
Gross unrealized appreciation on investments	86,191,965	316,066,412	134,969,123
Gross unrealized depreciation on investments	(2,895,462)	(47,331,626)	(22,655,301)
Net unrealized appreciation (depreciation) on investments	83,296,503	268,734,786	112,313,822
Gross unrealized appreciation on foreign currency transactions	1	—	1
Gross unrealized depreciation on foreign currency transactions	—	(90)	—
Net unrealized appreciation (depreciation) on foreign currency transactions	1	(90)	1
Undistributed ordinary income	1,423,255	14,108,870	2,733,425
Undistributed capital gains	3,558,179	7,818,481	48,047,287
Accumulated earnings (deficit)	$88,277,938	$290,662,047	$163,094,535
The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals, investments in passive foreign investment company (“PFIC”) adjustments and callable bonds.
As of June 30, 2025, the Funds had the following capital loss carryforwards for federal income tax purposes:
Fund	No Expiration Short Term	No Expiration Long Term	Total
Core Municipal Bond Fund	$ 1,315,202	$ 647,702	$ 1,962,904
International Value Fund*	33,763,332	29,475,079	63,238,411
*	Future utilization may be limited under current tax laws.
The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.
During the year ended June 30, 2025, the following Fund utilized capital loss carryforwards:
Fund	Utilized
Balanced Fund	$ 5,851,503
International Value Fund	756,729
The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is more likely than not to be sustained assuming examination by tax authorities. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim

Notes to Financial Statements (Unaudited) (Continued)
tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next six months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.
As of December 31, 2025, the Funds had federal tax costs resulting in net unrealized appreciation (depreciation) as follows:
Fund	Federal Tax Cost	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Gross Unrealized Appreciation on Other(1)	Gross Unrealized Depreciation on Other(1)	Net Unrealized Appreciation (Depreciation)
Balanced Fund	$674,373,717	$353,243,974	$(18,573,333)	$74	$—	$334,670,715
Core Municipal Bond Fund	42,521,867	448,396	(845,113)	—	—	(396,717)
International Value Fund	109,837,850	35,692,704	(1,492,008)	60,713	(111,965)	34,149,444
Large Cap Focused Fund	1,625,695,995	2,095,140,917	(47,100,008)	—	—	2,048,040,909
Large Cap Fund	163,169,139	144,961,569	(3,771,469)	—	—	141,190,100
Large Company Growth Fund	81,759,608	83,891,582	(2,498,265)	—	—	81,393,317
Small Company Fund	1,108,328,510	376,410,766	(34,026,934)	—	—	342,383,832
Value Fund	454,488,195	143,532,865	(12,321,158)	—	—	131,211,707
(1)	Other includes Derivatives and Foreign Currency Transactions.
7. Commitments and Contingencies
The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.
8. Principal Risks
Risks Associated with Foreign Investments – Certain Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which could affect such investments. Political and military events may cause market disruptions. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.
Risks Associated with Sector Concentration – Certain Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to economic, political, and regulatory developments, positive or negative, in a particular sector of the market and may experience increased volatility in the Funds' NAVs and magnified effect on the total return.
Risks Associated with Credit – An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those Funds that invest a significant amount of their assets in junk bonds or lower-rated securities.
Risks Associated with Cybersecurity – With the increased use of technologies, such as mobile devices and “cloud”-based service offerings and the dependence on the Internet and computer systems to perform necessary business functions, the Funds' service providers are susceptible to Cybersecurity risks that could result in losses to a Fund and its shareholders. Cybersecurity breaches are either intentional or unintentional events that allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause a Fund or Fund service provider to suffer data corruption or lose operational functionality. A Cybersecurity breach could result in the loss or theft of customer data or funds, loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs, any of which could have a substantial impact on a Fund. Cybersecurity incidents could cause a Fund, the Adviser, a Sub-Adviser, or other service provider to incur regulatory penalties, reputational damage, compliance costs associated with corrective measures, litigation costs, or financial

Notes to Financial Statements (Unaudited) (Continued)
loss. They may also result in violations of applicable privacy and other laws. In addition, such incidents could affect issuers in which a Fund invests, thereby causing the Fund’s investments to lose value.
Risks Associated with Interest Rate Changes – In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates that incorporates a security's yield, coupon, final maturity, and call features, among other characteristics. The longer a fixed-income security's duration, the more sensitive it will be to changes in interest rates. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. Recent and potential future changes in government policy may affect interest rates.
Risks Associated with Liquidity – Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce a Fund’s returns because the Fund may be unable to transact at advantageous times or prices, or at all.
Risks Associated with Health Crises – A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect Fund performance. For example, the COVID-19 pandemic has resulted and may continue to result in significant disruptions to global business activity and market volatility due to disruptions in market access, resource availability, facilities, operations, imposition of tariffs, export controls and supply chain disruption, among others. The impact of a health crisis and other epidemics and pandemics that may arise in the future, could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social and economic risks. Any such impact could adversely affect a Fund's performance, resulting in losses to your investment.
Please see the Funds’ prospectus and statement of additional information for a complete discussion of these and other risks.
9. Subsequent Events
Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued.
At a meeting held on August 14, 2025, the Board approved converting the Large Company Growth Fund (the “Target Fund”) into an exchange-traded fund (“ETF”), by the reorganization of the Target Fund into the Large Company Growth ETF (the “Acquiring ETF”), which upon filing will be a newly-created ETF series of the Touchstone ETF Trust (the “Reorganization”).  The Reorganization does not require approval of the Target Fund's shareholders. A prospectus/information statement on Form N-14 containing more information regarding the Acquiring ETF and the Reorganization was filed with the Securities and Exchange Commission on December 22, 2025 and, once effective, will be mailed to Target Fund shareholders of record. The Reorganization is expected to be completed on or about March 13, 2026.
There were no other subsequent events that necessitated recognition or disclosure in the Funds’ financial statements.

Other Items (Unaudited)
Proxy Voting Guidelines and Proxy Voting Records
The Sub-Advisers are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisers use in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at TouchstoneInvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website at sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30, which will be filed by August 31 of that year, is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at sec.gov.
Quarterly Portfolio Disclosure
Each Fund’s holdings as of the end of the third month of every fiscal quarter will be disclosed on Form N-PORT within 60 days of the end of the fiscal quarter. The complete listing of each Fund’s portfolio holdings is available on the Commission’s website and will be made available to shareholders upon request by calling 1.800.543.0407.
Advisory and Sub-Advisory Agreement Approval Disclosure
At a meeting held on November 20, 2025, the Board of Trustees (the “Board” or “Trustees”) of the Touchstone Strategic Trust (the “Trust”), and by a separate vote, the Independent Trustees of the Trust, approved the continuance of the Investment Advisory Agreement between the Trust and the Adviser with respect to each Fund of the Trust, and the continuance of the Sub-Advisory Agreement between the Adviser and each Fund’s respective Sub-Adviser.
In determining whether to approve the continuation of the Investment Advisory Agreement and the Sub-Advisory Agreements, the Adviser furnished information necessary for a majority of the Independent Trustees to make the determination that the continuance of the Investment Advisory Agreement and each Sub-Advisory Agreement was in the best interests of the respective Funds and their shareholders. The information provided to the Board included: (1) industry data comparing advisory fees and total expense ratios of comparable funds; (2) comparative performance information; (3) the Adviser’s and its affiliates’ revenues and costs of providing services to the Funds; and (4) information about the Adviser’s and Sub-Advisers’ personnel.
Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Sub-Advisory Agreements with management and experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement and each Sub-Advisory Agreement with independent legal counsel in private sessions at which no representatives of management were present.
In approving the Funds’ Investment Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services provided to the Funds, including the personnel providing such services; (2) the Adviser’s compensation and profitability; (3) a comparison of fees and performance with comparable funds; (4) economies of scale; and (5) the terms of the Investment Advisory Agreement. The Board's analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.
Nature, Extent and Quality of Adviser Services. The Board considered the level and depth of knowledge of the Adviser, including the professional experience and qualifications of senior personnel. In evaluating the quality of services provided by the Adviser, the Board took into account its familiarity with the Adviser’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Adviser’s compliance policies and procedures. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Funds’ other service providers, was also considered. The Board also considered the Adviser’s relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest.
The Board discussed the Adviser’s effectiveness in monitoring the performance of each Sub-Adviser, including the one that was an affiliate of the Adviser, and the Adviser’s timeliness in responding to performance issues. The Board considered the Adviser’s process for monitoring each of the Sub-Advisers, which includes an examination of both qualitative and quantitative elements of the Sub-Adviser’s organization, personnel, procedures, investment discipline, infrastructure and performance. The Board considered that the Adviser conducts periodic due diligence of each Sub-Adviser, during which the Adviser examines a wide variety of factors, such as the financial condition of the Sub-Adviser, the quality of the Sub-Adviser’s systems, the effectiveness of the Sub-Adviser’s disaster recovery programs, trade allocation and execution procedures, compliance with the Sub-Adviser’s policies and procedures, results of regulatory examinations and any other factors that might affect the quality of services that the Sub-Adviser provides to the

Other Items (Unaudited) (Continued)
applicable Fund. The Board noted that the Adviser’s monitoring processes also include quarterly reviews of compliance certifications, and that any issues arising from such reviews and the Adviser’s due diligence reviews of the Sub-Advisers are reported to the Board.
The Trustees concluded that they were satisfied with the nature, extent and quality of services provided to each Fund by the Adviser under the Investment Advisory Agreement.
Adviser’s Compensation and Profitability. The Board took into consideration the financial condition and profitability of the Adviser and its affiliates (including the affiliated Sub-Adviser to certain of the Funds) and the direct and indirect benefits derived by the Adviser and its affiliates from the Adviser’s relationship with the Funds. The information considered by the Board included operating profit margin information for the Adviser’s business as a whole. The Board noted that the Adviser had waived a portion of advisory fees and administrative fees and/or reimbursed expenses in order to limit the Funds’ net operating expenses. The Board also noted that the Adviser pays the Sub-Advisers’ sub-advisory fees out of the advisory fees the Adviser receives from the Funds. The Board reviewed the profitability of the Adviser’s relationship with the Funds both before and after-tax expenses, and also considered whether the Adviser has the financial wherewithal to continue to provide services to the Funds, noting the ongoing commitment of the Adviser’s parent company with respect to providing support and resources as needed. The Board considered that certain affiliates of the Adviser and the Funds’ distributor receive Rule 12b-1 distribution fees and shareholder service fees that are paid from Fund assets. The Board also noted that the Adviser derives benefits to its reputation and other benefits from its association with the Funds.
The Board recognized that the Adviser should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Adviser. Based upon their review, the Trustees concluded that the Adviser’s and its affiliates’ level of profitability, if any, from their relationship with each Fund was reasonable and not excessive.
Expenses and Performance. The Board compared the respective advisory fees and total expense ratios for each of the Funds with various comparative data, including the median and average advisory fees and total expense ratios of each Fund’s respective peer group. The Board also considered, among other data, the Funds’ respective performance results during the six-month, twelve-month and thirty-six-month periods ended September 30, 2025, as applicable, and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies. The Board also took into account current market conditions and their effect on the Funds’ performance.
The Board also considered the effect of each Fund’s growth and size on its performance and expenses. The Board noted that the Adviser had waived a portion of the fees and/or reimbursed expenses of the Funds in order to reduce those Funds’ respective operating expenses to targeted levels. The Board noted that the sub-advisory fees under the Sub-Advisory Agreement with respect to each Fund were paid by the Adviser out of the advisory fees it receives from the Fund and considered the impact of such sub-advisory fees on the profitability of the Adviser. In reviewing the respective total expense ratios and performance of each of the Funds, the Board also took into account the nature, extent and quality of the services provided to the Funds by the Adviser and its affiliates.
The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:
Touchstone Balanced Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below and above the median, respectively, of its peer group. The Board noted that the Adviser was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for the six-month period ended September 30, 2025 was in the 2nd quintile, while the Fund’s performance for each of the twelve- and thirty-six-month periods ended September 30, 2025 was in the 1st quintile of its peer group. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Adviser and the other factors considered.
Touchstone Core Municipal Bond Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were each at the median of its peer group. The Board noted that the Adviser was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for each of the six- and twelve-month periods ended September 30, 2025 was in the 4th quintile of its peer group, while the Fund’s performance for the thirty-six-month period ended September 30, 2025 was in the 3rd quintile of its peer group. The Board noted management’s discussion of the Fund’s performance. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Adviser and the other factors considered.
Touchstone International Value Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were each below the median of its peer group. The Board noted that the Adviser was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for each of the six- and twelve month periods ended September 30, 2025, was in the 1st quintile of its peer group. Based upon their review, the Trustees concluded that the Fund’s

Other Items (Unaudited) (Continued)
overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund and the other factors considered.
Touchstone Large Cap Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were each at the median of its peer group. The Board noted that the Adviser was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for each of the six-, twelve- and thirty-six-month periods ended September 30, 2025 was in the 5th quintile of its peer group. The Board noted management’s discussion of the Fund’s performance. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Adviser and the other factors considered.
Touchstone Large Cap Focused Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and above the median, respectively, of its peer group. The Board noted that the Adviser was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for each of the six-, twelve- and thirty-six-month periods ended September 30, 2025 was in the 3rd quintile of its peer group. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Adviser and the other factors considered.
Touchstone Large Company Growth Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and above the median, respectively, of its peer group. The Board noted that the Adviser was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for each of the six- and twelve-month periods ended September 30, 2025 was in the 2nd quintile of its peer group, while the Fund’s performance for the thirty-six-month period ended September 30, 2025 was in the 3rd quintile of its peer group. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Adviser and the other factors considered.
Touchstone Small Company Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were each below the median of its peer group. The Board noted that the Adviser was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for the six-month period ended September 30, 2025 was in the 3rd quintile, while the Fund’s performance for each of the twelve- and thirty-six-month periods ended September 30, 2025 was in the 2nd quintile of its peer group. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Adviser and the other factors considered.
Touchstone Value Fund. The Fund’s advisory fee and total expense ratio (net of applicable expense waivers and reimbursements) were below the median and above the median, respectively, of its peer group. The Board noted that the Adviser was currently waiving and/or reimbursing a portion of the Fund’s fees and/or expenses. The Fund’s performance for each of the six- and thirty-six-month periods ended September 30, 2025 was in the 3rd quintile, while the Fund’s performance for the twelve-month period ended September 30, 2025 was in the 4th quintile of its peer group. The Board noted management’s discussion of the Fund’s performance. Based upon their review, the Trustees concluded that the Fund’s overall performance was satisfactory relative to the performance of funds with similar investment objectives and relevant indices, and that the advisory fee was reasonable in light of the services received by the Fund from the Adviser and the other factors considered.
Economies of Scale. The Board considered the effect of each Fund’s current size and potential growth on its performance and expenses. The Board took into account management’s discussion of the Funds’ advisory fee structure. The Board considered the effective advisory fees under the Investment Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of each Fund increase. The Board noted that the advisory fee schedules for all but one of the Funds contain breakpoints that would reduce the respective advisory fee rate on assets above specified levels as the respective Fund’s assets increased and considered the appropriateness of adding breakpoints with respect to the one Fund that did not currently have such breakpoints in its advisory fee schedule. The Board determined that adding breakpoints at specified levels to the advisory fee schedule of the one Fund that currently did not have such breakpoints was not appropriate at that time. The Board also noted that if a Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses. The Board also considered the fact that, under the Investment Advisory Agreement, the advisory fee payable to the Adviser by a Fund was reduced by the total sub-advisory fee paid by the Adviser to the Fund’s Sub-Adviser.
Conclusion. In considering the renewal of the Funds’ Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various

Other Items (Unaudited) (Continued)
factors. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund. The Board reached the following conclusions regarding the Funds’ Investment Advisory Agreement with the Adviser, among others: (a) the Adviser demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Adviser maintains an appropriate compliance program; (c) the overall performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; and (d) each Fund's advisory fee is reasonable in light of the services received by the Fund from the Adviser and the other factors considered. Based on their conclusions, the Trustees determined with respect to each Fund that continuation of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.
In approving the Funds’ respective Sub-Advisory Agreements, the Board considered various factors with respect to each Fund and the applicable Sub-Advisory Agreement, among them: (1) the nature, extent and quality of services provided to the Fund, including the personnel providing such services; (2) the Sub-Adviser’s compensation; (3) a comparison of the sub-advisory fee and performance with comparable funds; and (4) the terms of the Sub-Advisory Agreement. The Board's analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.
Nature, Extent and Quality of Services Provided; Investment Personnel. The Board considered information provided by the Adviser regarding the services provided by each Sub-Adviser, including information presented periodically throughout the previous year. The Board noted the affiliation of the Sub-Adviser to certain of the Funds with the Adviser, noting any potential conflicts of interest. The Board noted that, on a periodic basis, the Board meets with portfolio managers of the Sub-Advisers to discuss their respective performance and investment processes and strategies. The Board also considered each Sub-Adviser’s level of knowledge and investment style. The Board reviewed the experience and credentials of the applicable investment personnel who are responsible for managing the investment of portfolio securities with respect to the Funds. The Board also noted each Sub-Adviser’s brokerage practices.
Sub-Adviser’s Compensation, Profitability and Economies of Scale. The Board also took into consideration the financial condition of each Sub-Adviser and any indirect benefits derived by each Sub-Adviser and its affiliates from the Sub-Adviser’s relationship with the Funds. In considering the profitability to each Sub-Adviser of its relationship with the Funds, the Board noted the undertaking of the Adviser to maintain expense limitations for the Funds and also noted that the sub-advisory fees under the Sub-Advisory Agreements were paid by the Adviser out of the advisory fees that it receives under the Investment Advisory Agreement and in addition, with respect to the unaffiliated Sub-Advisers, are negotiated at arm’s-length. As a consequence, the profitability to each Sub-Adviser of its relationship with a Fund was not a substantial factor in the Board's deliberations. For similar reasons, the Board did not consider the potential economies of scale in each Sub-Adviser’s management of the applicable Fund to be a substantial factor in its consideration, although the Board noted that the sub-advisory fee schedule for all the Funds contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels as the applicable Fund's assets increased.
Sub-Advisory Fees and Fund Performance. The Board considered that each Fund pays an advisory fee to the Adviser and that the Adviser pays the sub-advisory fee to the Sub-Adviser out of the advisory fee it receives from the respective Fund. The Board noted that the Touchstone Core Municipal Bond Fund’s Sub-Adviser had waived a portion of its sub-advisory fees in an effort to maintain the respective Fund’s expense limitations. The Board also compared the sub-advisory fees paid by the Adviser to fees charged by each Sub-Adviser to manage comparable institutional separate accounts, as applicable. The Board considered the amount retained by the Adviser and the sub-advisory fee paid to each Sub-Adviser with respect to the various services provided by the Adviser and the Sub-Adviser. The Board also noted that the Adviser negotiated the sub-advisory fee with each of the unaffiliated Sub-Advisers at arm’s-length. The Board reviewed the sub-advisory fee for each Fund in relation to various comparative data, including the median and average sub-advisory fees of each Fund’s peer group, and considered the following information:
Touchstone Balanced Fund. The Fund’s sub-advisory fee was at the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
Touchstone Core Municipal Bond Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
Touchstone International Value Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
Touchstone Large Cap Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.

Other Items (Unaudited) (Continued)
Touchstone Large Cap Focused Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
Touchstone Large Company Growth Fund. The Fund’s sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
Touchstone Small Company Fund. The Fund’s sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
Touchstone Value Fund. The Fund’s sub-advisory fee was at the median of its peer group. Based upon their review, the Trustees concluded that the sub-advisory fee was reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered.
As noted above, the Board considered each Fund’s performance during the six-month, twelve-month and thirty-six-month periods ended September 30, 2025, as applicable, as compared to each Fund’s peer group and noted that the Board reviews on a quarterly basis detailed information about each Fund’s performance results, portfolio composition and investment strategies. The Board also noted the Adviser’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Sub-Adviser. The Board also was mindful of the Adviser’s ongoing monitoring of each Sub-Adviser’s performance and the measures undertaken by the Adviser to address any underperformance.
Conclusion. In considering the renewal of the Sub-Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Board reached the following conclusions regarding each Sub-Advisory Agreement, among others: (a) the Sub-Adviser is qualified to manage each Fund's assets in accordance with the Fund's investment goals and policies; (b) the Sub-Adviser maintains an appropriate compliance program; (c) the overall performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; (d) each Fund's sub-advisory fee is reasonable in light of the services received by the Fund from the Sub-Adviser and the other factors considered; and (e) the Sub-Adviser’s investment strategies are appropriate for pursuing the investment goals of each Fund. Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement with respect to each Fund was in the best interests of the Fund and its shareholders.

Touchstone Investments
Distributor
Touchstone Securities, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203
800.638.8194
www.touchstoneinvestments.com
Investment Adviser
Touchstone Advisors, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
P.O. Box 534467
Pittsburgh, PA 15253-4467
Shareholder Service
800.543.0407
* A Member of Western & Southern Financial Group
TSF-TST-SR-NCSR-2512

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is included as part of the material filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Strategic Trust

By (Signature and Title)	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, President
(principal executive officer)

Date: 3/2/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, President
(principal executive officer)

Date: 3/2/2026

By (Signature and Title)	/s/ Terri A. Lucas
Terri A. Lucas, Controller and Treasurer
(principal financial officer)

Date: 3/2/2026